UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          December 31, 2007

Date of reporting period:         June 30, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                              ----------------
                                                      [LOGO]  WELLS  ADVANTAGE
                                                              FARGO  FUNDS
                                                              ----------------

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[GRAPHIC OMITTED]

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Semi-Annual Report

JUNE 30, 2007

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
---------------------------------------------

- Wells Fargo Advantage VT Asset Allocation Fund

- Wells Fargo Advantage VT C&B Large Cap Value Fund

- Wells Fargo Advantage VT Discovery Fund SM

- Wells Fargo Advantage VT Equity Income Fund

- Wells Fargo Advantage VT International Core Fund

- Wells Fargo Advantage VT Large Company Core Fund

- Wells Fargo Advantage VT Large Company Growth Fund

- Wells Fargo Advantage VT Money Market Fund

- Wells Fargo Advantage VT Opportunity Fund SM

- Wells Fargo Advantage VT Small Cap Growth Fund

- Wells Fargo Advantage VT Small/Mid Cap Value Fund

- Wells Fargo Advantage VT Total Return Bond Fund

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Contractholders ...............................................     1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Wells Fargo Advantage VT Asset Allocation Fund .......................     2
   Wells Fargo Advantage VT C&B Large Cap Value Fund ....................     4
   Wells Fargo Advantage VT Discovery Fund ..............................     6
   Wells Fargo Advantage VT Equity Income Fund ..........................     8
   Wells Fargo Advantage VT International Core Fund .....................    10
   Wells Fargo Advantage VT Large Company Core Fund .....................    12
   Wells Fargo Advantage VT Large Company Growth Fund ...................    14
   Wells Fargo Advantage VT Money Market Fund ...........................    16
   Wells Fargo Advantage VT Opportunity Fund ............................    18
   Wells Fargo Advantage VT Small Cap Growth Fund .......................    20
   Wells Fargo Advantage VT Small/Mid Cap Value Fund ....................    22
   Wells Fargo Advantage VT Total Return Bond Fund ......................    24
Fund Expenses ...........................................................    26
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Wells Fargo Advantage VT Asset Allocation Fund .......................    28
   Wells Fargo Advantage VT C&B Large Cap Value Fund ....................    44
   Wells Fargo Advantage VT Discovery Fund ..............................    49
   Wells Fargo Advantage VT Equity Income Fund ..........................    55
   Wells Fargo Advantage VT International Core Fund .....................    61
   Wells Fargo Advantage VT Large Company Core Fund .....................    67
   Wells Fargo Advantage VT Large Company Growth Fund ...................    72
   Wells Fargo Advantage VT Money Market Fund ...........................    77
   Wells Fargo Advantage VT Opportunity Fund ............................    80
   Wells Fargo Advantage VT Small Cap Growth Fund .......................    87
   Wells Fargo Advantage VT Small/Mid Cap Value Fund ....................    94
   Wells Fargo Advantage VT Total Return Bond Fund ......................    98
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities .................................   112
   Statements of Operations .............................................   116
   Statements of Changes in Net Assets ..................................   120
   Financial Highlights .................................................   126
   Notes to Financial Highlights ........................................   130
Notes to Financial Statements ...........................................   131
--------------------------------------------------------------------------------
Other Information .......................................................   140
--------------------------------------------------------------------------------
List of Abbreviations ...................................................   145
--------------------------------------------------------------------------------

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO CONTRACTHOLDERS             WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

DEAR VALUED CONTRACTHOLDER,

      In this semi-annual report for the WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS, which covers the six-month period that ended June 30, 2007, you may notice a few changes compared with the semi-annual report that you received last year at this time. We have abbreviated the content in the semi-annual reports to include fund and benchmark performance, allocation percentages, a list of the ten largest holdings in each Fund, along with the usual information in the financial section.

      We will continue to provide you with a general review of the economy and the stock and bond markets. In the next annual report, which will cover the 12-month period ending December 31, 2007, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      While the U.S. economy seems to be in what is referred to as a "mid-cycle slowdown," the world economy is in a phase of robust growth. Several countries, such as China and India, are trying various strategies to slow things down a bit, including raising interest rates to reduce both speculation in the stock markets and pressures driving inflation. In Australia and parts of Europe, inflation has also become a concern and the central banks in those countries continued to raise interest rates to try and keep inflation in check.

      Here at home, the Fed has kept the federal funds rate steady at 5.25% for more than a year. Weakness in the U.S. economy, especially in the U.S. housing market and in the subprime mortgage sector, were likely contributors to the Fed's decision to keep the federal funds rate at 5.25% and to the steady decline in real Gross Domestic Product (GDP) during the period. By the close of the second quarter 2006, GDP had slowed down to 2.6% and continued to decline to 2.0% by the third quarter of 2006. It fell even further in the first quarter of 2007 to 0.7%. By the second quarter of 2007, GDP rebounded to a 3.4% growth rate, which was in line with the 3.5% GDP average growth rate for the previous three years.

      As interest rates held steady in the United States and rose in overseas markets, the U.S. dollar declined. There has been some concern that the weakness in the U.S. currency may cause some foreign investors to reduce purchases of dollar-denominated securities. So far, however, foreign demand for U.S. securities has remained strong. In the past, a weaker U.S. dollar has been beneficial for the stock market but challenging for the bond market, which was true for this six-month period.

STOCKS SHOW SIGNS OF STRENGTH
--------------------------------------------------------------------------------

      The U. S. equity market had its ups and downs during the six-month period and in late February and early March 2007 it endured a significant correction, but that was temporary. The Dow Jones Industrial Average moved beyond its decline to 12,216.96 on February 27, 2007, up to 13,408.62 by the end of June 2007. Large cap stocks and growth stocks had the best performance for the six-month period, with large cap stocks outperforming small cap stocks by approximately 0.75% for the period. Growth stocks outperformed value stocks by even greater margins over the same time period. The solid returns in these sectors for the six-month period reflect the ongoing positive trends in corporate earnings, cash flow, and the volume of private-equity deals.

BONDS HOLDING THEIR OWN
--------------------------------------------------------------------------------

      The bond markets rallied in late February 2007 as the equity markets endured a correction. Corporate spreads widened moderately in March 2007. The high-yield sector outperformed investment-grade bonds during the first five months of the period, but June's results were the poorest in two years for the high yield index. The yield curve steepened during the period, with the 10-year Treasury note yield rising from 4.70% on December 29, 2006, to 5.02% on June 29, 2007. At the same time, the 2-year Treasury note yield rose from 4.81% on December 29, 2006, to 4.86% on June 29, 2007.

LOOKING AHEAD
--------------------------------------------------------------------------------

      While the economy has been weakened by inventory corrections in the housing and automobile industries, we see positive signs in good job markets, solid income growth, and historically low mortgage interest rates.

      Nevertheless, even with the most optimistic outlook, it is important to maintain a portfolio that is diversified and that reflects your individual needs, goals, and tolerance for risk. While diversification may not prevent losses in a downturn, it may help reduce them and help keep you on track for creating the financial plan that meets your needs.

      To that end, we offer Funds across most major asset classes that are guided by skillful money managers, our subadvisers, who are chosen for their focused attention on a particular investment style. We believe that our insistence on seeking dedicated money managers who share our commitment for pursuing consistent, long-term results offers our investors the firm footing they need to withstand changing market conditions and adjustments in their own financial requirements.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(R). We appreciate your confidence in us. Through each market cycle, we are committed to being part of your financial plan. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION DATE
   Gregory T. Genung, CFA                  04/15/1994
   Jeffrey P. Mellas

AVERAGE ANNUAL TOTAL RETURN (%) (AS JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                                                 Gross       Net
                                                                                                Expense    Expense
                                                       6-Months*   1-Year   5-Year   10-Year    Ratio 1    Ratio 2
------------------------------------------------------------------------------------------------------------------
   VT Asset Allocation Fund                               5.31      17.38     9.16     7.51      1.02%     1.00%
------------------------------------------------------------------------------------------------------------------
   Benchmarks
------------------------------------------------------------------------------------------------------------------
      Asset Allocation Composite Index 3                  3.47      14.62     9.27     7.75
------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 4                                     6.96      20.58    10.70     7.12
------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 20+ Year U.S. Treasury Index 5     -1.77       5.93     6.17     7.48
------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

TEN LARGEST PORTFOLIO HOLDINGS 6,7 (AS OF JUNE 30, 2007)
-------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.13%, 11/15/2027                                  8.04%
-------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.25%, 05/15/2030                                  6.54%
-------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.38%, 02/15/2031                                  6.02%
-------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.50%, 08/15/2028                                  4.00%
-------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.13%, 08/15/2029                                  3.96%
-------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.25%, 02/15/2029                                  3.81%
-------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.25%, 11/15/2028                                  3.63%
-------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.38%, 08/15/2027                                  3.36%
-------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                2.14%
-------------------------------------------------------------------------------
   General Electric Company                                               1.79%

SECTOR DISTRIBUTION 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (9%)
Energy                                                                     (11%)
Financials                                                                 (21%)
Health Care                                                                (12%)
Industrials                                                                (11%)
Information Technology                                                     (15%)
Materials                                                                   (3%)
Telecommunications Services                                                 (4%)
Utilities                                                                   (4%)

--------------------------------------------------------------------------------
1 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

2 The investment adviser has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

3 The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Lehman Brothers 20+ Year U.S.Treasury Index. You cannot invest directly in an Index.

4 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 The Lehman Brothers 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

6 Portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and sector distribution.

7 The ten largest portfolio holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Cooke & Bieler, LP

PORTFOLIO MANAGERS                      FUND INCEPTION DATE
   Kermit S. Eck, CFA                      05/01/1998
   Daren C. Heitman, CFA
   Michael M. Meyer, CFA
   James R. Norris
   Edward W. O'Connor, CFA
   R. James O'Neil, CFA
   Mehul Trivedi, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                             Gross     Net
                                                                   Life of  Expense  Expense
                                       6-Months*  1-Year  5-Year    Fund    Ratio 2  Ratio 3
--------------------------------------------------------------------------------------------
   VT C&B Large Cap Value Fund            4.18     20.47   9.64      2.84    1.17%    1.00%
--------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------
      Russell 1000(R) Value Index 4       6.23     21.87   13.31     7.76
--------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------
   American Express Company                                              3.65%
--------------------------------------------------------------------------------
   Vodafone Group plc ADR                                                3.64%
--------------------------------------------------------------------------------
   McDonald's Corporation                                                3.62%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                               3.40%
--------------------------------------------------------------------------------
   Omnicom Group Incorporated                                            3.32%
--------------------------------------------------------------------------------
   Bank of America Corporation                                           3.20%
--------------------------------------------------------------------------------
   Quest Diagnostics Incorporated                                        2.93%
--------------------------------------------------------------------------------
   Tyco International Limited                                            2.91%
--------------------------------------------------------------------------------
   Dover Corporation                                                     2.91%
--------------------------------------------------------------------------------
   State Street Corporation                                              2.77%

SECTOR DISTRIBUTION 5  (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (16%)
Consumer Staples                                                           (12%)
Energy                                                                      (4%)
Financials                                                                 (26%)
Health Care                                                                (11%)
Industrials                                                                (18%)
Information Technology                                                      (9%)
Telecommunication Services                                                  (4%)

--------------------------------------------------------------------------------

1 Prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND was named the Wells Fargo Equity Value Fund.

2 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell 1000(R) Value Index measures performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT DISCOVERY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   James M. Leach, CFA                     05/08/1992
   Thomas J. Pence, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                                 Gross      Net
                                                                                Expense   Expense
                                        6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
---------------------------------------------------------------------------------------------------
   VT Discovery Fund                      16.12     25.02    16.48     10.35     1.21%     1.15%
---------------------------------------------------------------------------------------------------
   Benchmark
---------------------------------------------------------------------------------------------------
      Russell 2500(TM) Growth Index 4     11.30     19.03    14.71      7.54
---------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                             3.39%
--------------------------------------------------------------------------------
   Equinix Incorporated                                                  2.93%
--------------------------------------------------------------------------------
   Cognizant Technology Solutions Corporation Class A                    2.82%
--------------------------------------------------------------------------------
   Spirit Aerosystems Holdings Incorporated Class A                      2.57%
--------------------------------------------------------------------------------
   SBA Communications Corporation Class A                                2.48%
--------------------------------------------------------------------------------
   Life Time Fitness Incorporated                                        2.41%
--------------------------------------------------------------------------------
   BE Aerospace Incorporated                                             2.36%
--------------------------------------------------------------------------------
   Hilton Hotels Corporation                                             2.34%
--------------------------------------------------------------------------------
   Gamestop Corporation Class A                                          2.29%
--------------------------------------------------------------------------------
   Trizetto Group Incorporated                                           2.24%

SECTOR DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (19%)
Consumer Staples                                                            (5%)
Energy                                                                      (7%)
Financials                                                                  (4%)
Health Care                                                                (16%)
Industrials                                                                (17%)
Information Technology                                                     (21%)
Materials                                                                   (2%)
Telecommunication Services                                                  (9%)

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Fund reflects the performance of the Strong Discovery Fund II.

2 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell 2500(TM) Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Gary J. Dunn, CFA                       05/06/1996
   Robert M. Thornberg

AVERAGE ANNUAL TOTAL RETURN (%) (AS JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                               Gross      Net
                                                                              Expense   Expense
                                      6-Months*   1-Year   5-Year   10-Year   Ratio 1   Ratio 2
-------------------------------------------------------------------------------------------------
   VT Equity Income Fund                5.26      21.34     9.65     7.28      1.04%     1.00%
-------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------
      Russell 1000(R) Value Index 3     6.23      21.87    13.31     9.87
-------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                               4.43%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                3.95%
--------------------------------------------------------------------------------
   Chevron Corporation                                                   3.57%
--------------------------------------------------------------------------------
   AT&T Incorporated                                                     3.20%
--------------------------------------------------------------------------------
   General Electric Company                                              3.19%
--------------------------------------------------------------------------------
   Bank of America Corporation                                           3.07%
--------------------------------------------------------------------------------
   ConocoPhillips                                                        3.06%
--------------------------------------------------------------------------------
   JPMorgan Chase & Company                                              2.68%
--------------------------------------------------------------------------------
   The Travelers Companies Incorporated                                  2.55%
--------------------------------------------------------------------------------
   American International Group Incorporated                             2.29%

SECTOR DISTRIBUTION 4 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (7%)
Consumer Staples                                                            (7%)
Energy                                                                     (16%)
Financial Services                                                         (32%)
Health Care                                                                 (7%)
Industrials                                                                 (8%)
Information Technology                                                      (8%)
Materials                                                                   (4%)
Telecommunications Services                                                 (6%)
Utilities                                                                   (5%)

--------------------------------------------------------------------------------

1 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

2 The investment adviser has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

3 The Russell 1000(R) Value Index measures performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

4 Equity holding and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

5 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       New Star Institutional Managers
                                           Limited

PORTFOLIO MANAGERS                      FUND INCEPTION
   Mark Beale                              07/03/2000
   Brian Coffey
   Richard Lewis

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                              Gross      Net
                                                                             Expense   Expense
                                6-Months*   1-Year   5-Year   Life of Fund   Ratio 2   Ratio 3
------------------------------------------------------------------------------------------------
   VT International Core Fund     12.87      26.42    12.31       3.24        1.43%     1.00%
------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------
      MSCI EAFE Index 4           10.74      27.00    17.73       6.46
------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FOREIGN INVESTMENTS ARE ESPECIALLY VOLATILE, AND CAN RISE OR FALL DRAMATICALLY DUE TO DIFFERENCES IN THE POLITICAL AND ECONOMIC CONDITIONS OF THE HOST COUNTRY. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------
   Rio Tinto Limited                                                       2.05%
--------------------------------------------------------------------------------
   Vodafone Group plc                                                      2.04%
--------------------------------------------------------------------------------
   Roche Holding AG                                                        1.92%
--------------------------------------------------------------------------------
   Total SA                                                                1.90%
--------------------------------------------------------------------------------
   Novartis AG                                                             1.88%
--------------------------------------------------------------------------------
   Toyota Motor Corporation                                                1.74%
--------------------------------------------------------------------------------
   ENI SPA                                                                 1.54%
--------------------------------------------------------------------------------
   DaimlerChrysler AG                                                      1.53%
--------------------------------------------------------------------------------
   GlaxoSmithKline plc                                                     1.46%
--------------------------------------------------------------------------------
   Mitsubishi UFJ Financial Group Incorporated                             1.43%

PORTFOLIO COMPOSITION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                                                   (6%)
Continental Europe                                                         (40%)
Eastern Asia                                                               (27%)
Russia                                                                      (2%)
Scandinavia                                                                 (5%)
Southeast Asia                                                              (2%)
United Kingdom                                                             (17%)
India                                                                       (1%)

--------------------------------------------------------------------------------

1 Prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND was named the Wells Fargo International Equity Fund.

2 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

5 Equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and portfolio composition.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Matrix Asset Advisors Incorporated

PORTFOLIO MANAGER                       FUND INCEPTION
   David A. Katz, CFA                      04/12/1994

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                                              Gross      Net
                                                                                             Expense   Expense
                                               6-Months*   1-Year   5-Year     10-Year       Ratio 2   Ratio 3
----------------------------------------------------------------------------------------------------------------
   VT Large Company Core Fund                    10.32      30.46    7.14       3.46          1.19%      1.00%
----------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------
      S&P 500 Index 4                             6.96      20.58   10.70       7.12
----------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------
   Tyco International Limited                                              4.28%
--------------------------------------------------------------------------------
   General Electric Company                                                4.15%
--------------------------------------------------------------------------------
   Teva Pharmaceutical Industries Limited                                  4.10%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                   4.08%
--------------------------------------------------------------------------------
   American International Group Incorporated                               4.06%
--------------------------------------------------------------------------------
   Chevron Corporation                                                     4.01%
--------------------------------------------------------------------------------
   Time Warner Incorporated                                                4.01%
--------------------------------------------------------------------------------
   Wal-Mart Stores Incorporated                                            3.95%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                  3.87%
--------------------------------------------------------------------------------
   Intel Corporation                                                       3.82%

SECTOR DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (4%)
Energy                                                                      (9%)
Financials                                                                 (23%)
Health Care                                                                (19%)
Industrials                                                                (12%)
Information Technology                                                     (23%)

--------------------------------------------------------------------------------
1  Prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE
FUND was named the Wells Fargo Growth Fund.

2 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                         SUBADVISER
   Wells Fargo Funds Management, LLC          Peregrine Capital Management
                                              Incorporated

PORTFOLIO MANAGERS                         FUND INCEPTION
   John S. Dale, CFA                          09/20/1999
   Gary E. Nussbaum, CFA

AVERAGE ANNUAL TOTAL RETURN (%) (AS JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                                             Gross       Net
                                                                                            Expense    Expense
                                               6-Months*   1-Year   5-Year   Life of Fund   Ratio 1    Ratio 2
----------------------------------------------------------------------------------------------------------------
   VT Large Company Growth Fund                  6.67       17.32    5.97        0.32         1.04%      1.00%
----------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------
      Russell 1000(R) Growth Index 3             8.13       19.04    9.28       -1.18
----------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------
   Goldman Sachs Group Incorporated                                        9.46%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                              5.75%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                   5.73%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                  5.64%
--------------------------------------------------------------------------------
   Charles Schwab Corporation                                              5.56%
--------------------------------------------------------------------------------
   eBay Incorporated                                                       5.48%
--------------------------------------------------------------------------------
   Franklin Resources Incorporated                                         4.73%
--------------------------------------------------------------------------------
   Nokia Oyj ADR                                                           4.55%
--------------------------------------------------------------------------------
   Google Incorporated Class A                                             4.55%
--------------------------------------------------------------------------------
   American International Group Incorporated                               4.16%

SECTOR DISTRIBUTION 4 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (1%)
Financials                                                                 (28%)
Health Care                                                                (13%)
Industrials                                                                 (6%)
Information Technology                                                     (42%)

--------------------------------------------------------------------------------

1 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

2 The investment adviser has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

3 The Russell 1000(R) Growth Index measures performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. You can invest directly in an Index.

4 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

5 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER                    SUBADVISER
   Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

PORTFOLIO MANAGER                     FUND INCEPTION
   David D. Sylvester                    05/19/1994

AVERAGE ANNUAL TOTAL RETURN (%) (AS JUNE 30, 2007)
--------------------------------------------------------------------------------

                                               6-Months*   1-Year   5-Year    10-Year
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   VT Money Market Fund                          2.32        4.73    2.20       3.29
-------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

FUND YIELD SUMMARY (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     4.65%
--------------------------------------------------------------------------------
   7-Day Effective Yield                                                   4.76%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     4.63%
--------------------------------------------------------------------------------
   30-Day Effective Yield                                                  4.73%

PORTFOLIO ALLOCATION 1 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Variable and Floating Rate Notes                                           (31%)
Commercial Paper                                                           (39%)
Certificates of Deposit                                                     (2%)
Municipal Bonds and Notes                                                   (2%)
Repurchase Agreements                                                       (9%)
Time Deposit                                                               (16%)
Corporate Bonds and Notes                                                   (1%)

MATURITY DISTRIBUTION 1 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 Days                                                                  (49%)
15-29 Days                                                                 (21%)
30-59 Days                                                                 (12%)
60-89 Days                                                                 (11%)
90-179 Days                                                                 (6%)
270+ Days                                                                   (1%)

--------------------------------------------------------------------------------

1 Portfolio allocation and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                    SUBADVISER
   Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

PORTFOLIO MANAGERS                    FUND INCEPTION
   Ann M. Miletti                        05/08/1992
   Richard T. Weiss

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                                             Gross       Net
                                                                                            Expense    Expense
                                               6-Months*   1-Year   5-Year     10-Year      Ratio 2    Ratio 3
----------------------------------------------------------------------------------------------------------------
   VT Opportunity Fund(SM)                      10.57       22.17    13.34      10.93         1.18%      1.07%
----------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------
      Russell Midcap(R) Index 4                  9.90       20.83    16.39      11.86
----------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------
   Weatherford International Limited                                       2.70%
--------------------------------------------------------------------------------
   Toronto-Dominion Bank                                                   2.31%
--------------------------------------------------------------------------------
   Praxair Incorporated                                                    2.27%
--------------------------------------------------------------------------------
   Transocean Incorporated                                                 2.23%
--------------------------------------------------------------------------------
   GlobalSantaFe Corporation                                               1.77%
--------------------------------------------------------------------------------
   Red Hat Incorporated                                                    1.70%
--------------------------------------------------------------------------------
   J.B. Hunt Transport Services Incorporated                               1.68%
--------------------------------------------------------------------------------
   Accenture Limited Class A                                               1.58%
--------------------------------------------------------------------------------
   Baker Hughes Incorporated                                               1.56%
--------------------------------------------------------------------------------
   Suncor Energy Incorporated MTN                                          1.56%

SECTOR DISTRIBUTION5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (25%)
Consumer Staples                                                            (5%)
Energy                                                                     (10%)
Financials                                                                 (15%)
Health Care                                                                (10%)
Industrials                                                                 (9%)
Information Technology                                                     (20%)
Materials                                                                   (4%)
Utilities                                                                   (2%)

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Fund reflects the performance of the Investor Class shares of the Strong Opportunity Fund II.

2 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Jerome "Cam" Philpott, CFA              05/01/1995
   Stuart Roberts

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                                        Gross      Net
                                                                                       Expense   Expense
                                               6-Months*   1-Year   5-Year   10-Year   Ratio 1   Ratio 2
--------------------------------------------------------------------------------------------------------------

   VT Small Cap Growth Fund                      15.86     27.00   14.41      2.78      1.23%     1.20%
--------------------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------------------
      Russell 2000(R) Growth Index 3              9.33     16.83   13.08      5.28
--------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

   Resources Connection Incorporated                                       2.79%
--------------------------------------------------------------------------------
   Priceline.com Incorporated                                              2.77%
--------------------------------------------------------------------------------
   FTI Consulting Incorporated                                             2.74%
--------------------------------------------------------------------------------
   Gardner Denver Incorporated                                             2.48%
--------------------------------------------------------------------------------
   VistaPrint Limited                                                      2.45%
--------------------------------------------------------------------------------
   Skillsoft plc ADR                                                       2.26%
--------------------------------------------------------------------------------
   Microsemi Corporation                                                   2.24%
--------------------------------------------------------------------------------
   Kyphon Incorporated                                                     2.10%
--------------------------------------------------------------------------------
   inVentiv Health Incorporated                                            2.09%
--------------------------------------------------------------------------------
   Global Cash Access Incorporated                                        1.93%

SECTOR DISTRIBUTION 4 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (17%)
Consumer Staples                                                            (1%)
Energy                                                                      (3%)
Financial Services                                                          (5%)
Health Care                                                                (17%)
Industrials                                                                (24%)
Information Technology                                                     (29%)
Telecommunications Services                                                 (4%)

--------------------------------------------------------------------------------

1 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

2 The investment adviser has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

3 The Russell 2000(R) Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

4 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

5 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

PORTFOLIO MANAGER                       FUND INCEPTION
   I. Charles Rinaldi                     10/10/1997

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                                             Gross      Net
                                                                                            Expense   Expense
                                               6-Months*   1-Year   5-Year   Life of Fund   Ratio 2   Ratio 3
-------------------------------------------------------------------------------------------------------------
   VT Small/Mid Cap Value Fund                    7.56      14.77    13.68       7.30        1.46%      1.14%
-------------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------------
      Russell 2500(TM) Value Index 4              6.09      18.41    15.81      11.60
-------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDING 5,6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------
   Global Industries Limited                                               5.14%
--------------------------------------------------------------------------------
   Goldcorp Incorporated                                                   3.24%
--------------------------------------------------------------------------------
   Randgold Resources Limited ADR                                          3.16%
--------------------------------------------------------------------------------
   Intermec Incorporated                                                   2.73%
--------------------------------------------------------------------------------
   Encorium Group Incorporated                                             2.40%
--------------------------------------------------------------------------------
   3Com Corporation                                                        2.31%
--------------------------------------------------------------------------------
   Apex Silver Mines Limited                                               2.08%
--------------------------------------------------------------------------------
   Willbros Group Incorporated                                             1.86%
--------------------------------------------------------------------------------
   Affordable Residential Communities Incorporated                         1.84%
--------------------------------------------------------------------------------
   Newpark Resources Incorporated                                          1.82%

SECTOR DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (13%)
Energy                                                                     (21%)
Financials                                                                 (10%)
Health Care                                                                 (9%)
Industrials                                                                (14%)
Information Technology                                                     (18%)
Materials                                                                  (15%)

--------------------------------------------------------------------------------
1 Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND was named the Wells Fargo Advantage Multi Cap Value Fund. Performance shown prior to April 11, 2005 for the Fund reflects the performance of the Strong Multi Cap Value Fund II.

2 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell 2500(TM) Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (the Fund) seeks total return consisting of income and capital appreciation.

INVESTMENT ADVISER                    SUBADVISER
   Wells Fargo Funds Management, LLC    Wells Capital Management Incorporated

PORTFOLIO MANAGERS                    FUND INCEPTION
   Troy Ludgood                         09/20/1999
   Thomas O'Connor, CFA
   Lynne Royer
   William Stevens

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                                             Gross      Net
                                                                                            Expense   Expense
                                               6-Months*   1-Year   5-Year   Life of Fund   Ratio 1   Ratio 2
-------------------------------------------------------------------------------------------------------------
   VT Total Return Bond Fund                     0.83       5.61     4.93        5.70        0.95%     0.90%
-------------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Index 3     0.98       6.12     4.48        5.94
-------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

SECTOR DISTRIBUTION 4 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

ABS/CMBS 5                                                                 (15%)
MBS 6                                                                      (32%)
Corporate Bonds & Notes                                                    (18%)
U.S. Treasury Securities                                                   (11%)
CMO 7                                                                      (24%)

--------------------------------------------------------------------------------

1 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

2 The investment adviser has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

3 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

4 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

5 ABS/CMBS -- Asset-Backed Securities/Commercial Mortgage-Backed Securities.

6 MBS -- Mortgage-Backed Securities.

7 CMO -- Collateralized Mortgage Obligations.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                         FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                Beginning     Ending
                                                                                 Account      Account      Expenses      Net Annual
                                                                                  Value        Value     Paid During      Expense
                                                                               01/01/2007   06/30/2007   the Period*       Ratio
   VT Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,053.10      $5.09          1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,019.84      $5.01          1.00%

   VT C&B Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,041.80      $5.06          1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,019.84      $5.01          1.00%

   VT Discovery Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,161.20      $6.16          1.15%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,019.09      $5.76          1.15%

   VT Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,052.60      $5.09          1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,019.84      $5.01          1.00%

   VT International Core Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,128.70      $5.28          1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,019.84      $5.01          1.00%

   VT Large Company Core Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,103.20      $5.21          1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,019.84      $5.01          1.00%

   VT Large Company Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,066.70      $5.12          1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,019.84      $5.01          1.00%

   VT Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,023.20      $3.76          0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.08      $3.76          0.75%

FUND EXPENSES                         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                Beginning     Ending
                                                                                 Account      Account      Expenses      Net Annual
                                                                                  Value        Value     Paid During      Expense
                                                                               01/01/2007   06/30/2007   the Period*       Ratio
   VT Opportunity Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,105.70      $5.59          1.07%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,019.49      $5.36          1.07%

   VT Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,158.60      $6.42          1.20%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,018.84      $6.01          1.20%

   VT Small/Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,075.60      $5.87          1.14%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,019.14      $5.71          1.14%

   VT Total Return Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                       $1,000.00    $1,008.30      $4.48          0.90%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,020.33      $4.51          0.90%

* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 59.32%

AMUSEMENT & RECREATION SERVICES - 0.13%
      2,291  HARRAH'S ENTERTAINMENT INCORPORATED                                                                  $      195,331
      4,080  INTERNATIONAL GAME TECHNOLOGY                                                                               161,976

                                                                                                                         357,307
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 0.27%
      1,083  ABERCROMBIE & FITCH COMPANY CLASS A                                                                          79,037
      6,507  GAP INCORPORATED                                                                                            124,284
      3,960  KOHL'S CORPORATION+                                                                                         281,279
      4,200  LIMITED BRANDS INCORPORATED<<                                                                               115,290
      2,755  NORDSTROM INCORPORATED                                                                                      140,836

                                                                                                                         740,726
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.09%
      1,336  JONES APPAREL GROUP INCORPORATED                                                                             37,742
      1,283  LIZ CLAIBORNE INCORPORATED                                                                                   47,856
        752  POLO RALPH LAUREN CORPORATION                                                                                73,779
      1,093  VF CORPORATION                                                                                              100,097

                                                                                                                         259,474
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
      1,854  AUTONATION INCORPORATED+<<                                                                                   41,604
        586  AUTOZONE INCORPORATED+                                                                                       80,059

                                                                                                                         121,663
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
        750  RYDER SYSTEM INCORPORATED                                                                                    40,350
                                                                                                                  --------------
BIOPHARMACEUTICALS - 0.33%
      4,663  CELGENE CORPORATION+                                                                                        267,330
      3,226  GENZYME CORPORATION+                                                                                        207,754
     11,462  GILEAD SCIENCES INCORPORATED+                                                                               444,382

                                                                                                                         919,466
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.10%
      1,466  CENTEX CORPORATION                                                                                           58,787
      3,354  D.R. HORTON INCORPORATED<<                                                                                   66,845
        942  KB HOME<<                                                                                                    37,087
      1,709  LENNAR CORPORATION CLASS A<<                                                                                 62,481
      2,607  PULTE HOMES INCORPORATED                                                                                     58,527

                                                                                                                         283,727
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.58%
     24,232  HOME DEPOT INCORPORATED                                                                                     953,529
     18,473  LOWE'S COMPANIES INCORPORATED                                                                               566,936
      1,343  SHERWIN-WILLIAMS COMPANY                                                                                     89,269

                                                                                                                       1,609,734
                                                                                                                  --------------
BUSINESS SERVICES - 4.44%
      7,217  ADOBE SYSTEMS INCORPORATED+                                                                                 289,763
      1,217  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                           69,028

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (CONTINUED)
      2,837  AUTODESK INCORPORATED+                                                                               $      133,566
      6,790  AUTOMATIC DATA PROCESSING INCORPORATED                                                                      329,111
      2,503  BMC SOFTWARE INCORPORATED+                                                                                   75,841
      5,049  CA INCORPORATED                                                                                             130,416
     74,523  CISCO SYSTEMS INCORPORATED+                                                                               2,075,466
      2,216  CITRIX SYSTEMS INCORPORATED+                                                                                 74,613
      1,764  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         132,459
      2,126  COMPUTER SCIENCES CORPORATION+                                                                              125,753
      3,696  COMPUWARE CORPORATION+                                                                                       43,835
      1,680  CONVERGYS CORPORATION+                                                                                       40,723
     13,894  EBAY INCORPORATED+                                                                                          447,109
      3,805  ELECTRONIC ARTS INCORPORATED+                                                                               180,053
      6,246  ELECTRONIC DATA SYSTEMS CORPORATION                                                                         173,202
      1,785  EQUIFAX INCORPORATED                                                                                         79,290
      2,008  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                                                       108,994
      9,260  FIRST DATA CORPORATION                                                                                      302,524
      2,064  FISERV INCORPORATED+                                                                                        117,235
      2,676  GOOGLE INCORPORATED CLASS A+                                                                              1,400,565
      2,408  IMS HEALTH INCORPORATED                                                                                      77,369
      5,755  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                               65,607
      4,204  INTUIT INCORPORATED+                                                                                        126,456
      6,951  JUNIPER NETWORKS INCORPORATED+                                                                              174,957
    103,338  MICROSOFT CORPORATION                                                                                     3,045,371
      1,602  MONSTER WORLDWIDE INCORPORATED+                                                                              65,842
      2,208  NCR CORPORATION+                                                                                            116,008
      4,275  NOVELL INCORPORATED+                                                                                         33,302
      4,060  OMNICOM GROUP INCORPORATED                                                                                  214,855
     48,589  ORACLE CORPORATION+                                                                                         957,689
      2,040  ROBERT HALF INTERNATIONAL INCORPORATED                                                                       74,460
     43,823  SUN MICROSYSTEMS INCORPORATED+                                                                              230,509
     11,059  SYMANTEC CORPORATION+                                                                                       223,392
      4,268  UNISYS CORPORATION+                                                                                          39,010
      3,009  VERISIGN INCORPORATED+                                                                                       95,476
     14,845  YAHOO! INCORPORATED+                                                                                        402,745

                                                                                                                      12,272,594
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 6.10%
     18,907  ABBOTT LABORATORIES                                                                                       1,012,470
      2,658  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       213,623
     14,234  AMGEN INCORPORATED+                                                                                         786,998
      1,124  AVERY DENNISON CORPORATION                                                                                   74,724
      5,386  AVON PRODUCTS INCORPORATED                                                                                  197,936
      1,347  BARR PHARMACEUTICALS INCORPORATED+<<                                                                         67,660
      3,507  BIOGEN IDEC INCORPORATED+                                                                                   187,625
     24,157  BRISTOL-MYERS SQUIBB COMPANY                                                                                762,395
      1,862  CLOROX COMPANY                                                                                              115,630
      6,278  COLGATE-PALMOLIVE COMPANY                                                                                   407,128
     11,700  DOW CHEMICAL COMPANY                                                                                        517,374
     11,337  E.I. DU PONT DE NEMOURS & COMPANY                                                                           576,373
      1,032  EASTMAN CHEMICAL COMPANY                                                                                     66,389
      2,151  ECOLAB INCORPORATED                                                                                          91,848
     12,110  ELI LILLY & COMPANY                                                                                         676,707
      1,448  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                  65,898
      3,901  FOREST LABORATORIES INCORPORATED+                                                                           178,081

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
      1,912  HOSPIRA INCORPORATED+                                                                                $       74,644
        953  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                              49,689
     35,554  JOHNSON & JOHNSON                                                                                         2,190,837
      2,990  KING PHARMACEUTICALS INCORPORATED+                                                                           61,175
     26,602  MERCK & COMPANY INCORPORATED                                                                              1,324,780
      6,671  MONSANTO COMPANY                                                                                            450,559
      3,049  MYLAN LABORATORIES INCORPORATED+                                                                             55,461
     86,147  PFIZER INCORPORATED                                                                                       2,202,779
      2,015  PPG INDUSTRIES INCORPORATED                                                                                 153,362
      3,911  PRAXAIR INCORPORATED                                                                                        281,553
     38,652  PROCTER & GAMBLE COMPANY                                                                                  2,365,116
      1,747  ROHM & HAAS COMPANY                                                                                          95,526
     18,281  SCHERING-PLOUGH CORPORATION                                                                                 556,474
      1,611  SIGMA-ALDRICH CORPORATION                                                                                    68,741
     16,511  WYETH                                                                                                       946,741

                                                                                                                      16,876,296
                                                                                                                  --------------
COAL MINING - 0.09%
      2,235  CONSOL ENERGY INCORPORATED                                                                                  103,056
      3,252  PEABODY ENERGY CORPORATION                                                                                  157,332

                                                                                                                         260,388
                                                                                                                  --------------
COMMUNICATIONS - 2.82%
      4,240  ALLTEL CORPORATION                                                                                          286,412
     75,680  AT&T INCORPORATED                                                                                         3,140,720
      5,521  AVAYA INCORPORATED+                                                                                          92,974
      1,344  CENTURYTEL INCORPORATED<<                                                                                    65,927
      6,092  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                   230,399
     38,199  COMCAST CORPORATION CLASS A+<<                                                                            1,074,156
      9,463  DIRECTV GROUP INCORPORATED+                                                                                 218,690
      1,854  EMBARQ CORPORATION                                                                                          117,488
      2,682  IAC/INTERACTIVECORP+<<                                                                                       92,824
     19,066  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                          184,940
     35,518  SPRINT NEXTEL CORPORATION                                                                                   735,578
     35,638  VERIZON COMMUNICATIONS INCORPORATED                                                                       1,467,216
      5,851  WINDSTREAM CORPORATION                                                                                       86,361

                                                                                                                       7,793,685
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 5.76%
     54,472  BANK OF AMERICA CORPORATION                                                                               2,663,136
      9,279  BANK OF NEW YORK MELLON CORPORATION                                                                         384,522
      6,659  BB&T CORPORATION                                                                                            270,888
     60,716  CITIGROUP INCORPORATED                                                                                    3,114,124
      1,914  COMERICA INCORPORATED                                                                                       113,826
      2,349  COMMERCE BANCORP INCORPORATED                                                                                86,890
      1,616  COMPASS BANCSHARES INCORPORATED                                                                             111,472
      6,752  FIFTH THIRD BANCORP                                                                                         268,527
      1,543  FIRST HORIZON NATIONAL CORPORATION<<                                                                         60,177
      5,947  HUDSON CITY BANCORP INCORPORATED                                                                             72,672
      4,484  HUNTINGTON BANCSHARES INCORPORATED<<                                                                        101,966
     41,932  JPMORGAN CHASE & COMPANY                                                                                  2,031,605
      4,815  KEYCORP                                                                                                     165,299
        930  M&T BANK CORPORATION                                                                                         99,417
      3,180  MARSHALL & ILSLEY CORPORATION                                                                               151,463
      5,110  MELLON FINANCIAL CORPORATION<<                                                                              224,840

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
      7,067  NATIONAL CITY CORPORATION                                                                            $      235,472
      2,316  NORTHERN TRUST CORPORATION                                                                                  148,780
      4,233  PNC FINANCIAL SERVICES GROUP                                                                                302,998
      8,650  REGIONS FINANCIAL CORPORATION                                                                               286,315
      4,432  SOVEREIGN BANCORP INCORPORATED                                                                               93,692
      4,874  STATE STREET CORPORATION                                                                                    333,382
      4,377  SUNTRUST BANKS INCORPORATED                                                                                 375,284
      4,013  SYNOVUS FINANCIAL CORPORATION                                                                               123,199
     21,342  US BANCORP                                                                                                  703,219
     23,484  WACHOVIA CORPORATION                                                                                      1,203,555
     10,912  WASHINGTON MUTUAL INCORPORATED<<                                                                            465,288
     40,994  WELLS FARGO & COMPANY ##                                                                                  1,441,759
      9,484  WESTERN UNION COMPANY                                                                                       197,552
      1,350  ZIONS BANCORPORATION                                                                                        103,829

                                                                                                                      15,935,148
                                                                                                                  --------------
E-COMMERCE/SERVICES - 0.09%
      3,817  AMAZON.COM INCORPORATED+<<                                                                                  261,121
                                                                                                                  --------------
EATING & DRINKING PLACES - 0.39%
      1,735  DARDEN RESTAURANTS INCORPORATED                                                                              76,323
     14,654  MCDONALD'S CORPORATION                                                                                      743,837
      1,071  WENDY'S INTERNATIONAL INCORPORATED<<                                                                         39,359
      6,428  YUM! BRANDS INCORPORATED                                                                                    210,324

                                                                                                                       1,069,843
                                                                                                                  --------------
EDUCATIONAL SERVICES - 0.04%
      1,717  APOLLO GROUP INCORPORATED CLASS A+                                                                          100,324
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 2.34%
      8,194  AES CORPORATION+                                                                                            179,285
      2,034  ALLEGHENY ENERGY INCORPORATED+                                                                              105,239
      3,133  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                        42,170
      2,531  AMEREN CORPORATION                                                                                          124,044
      4,894  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                220,426
      3,937  CENTERPOINT ENERGY INCORPORATED                                                                              68,504
      4,203  CITIZENS COMMUNICATIONS COMPANY                                                                              64,180
      2,755  CMS ENERGY CORPORATION                                                                                       47,386
      3,320  CONSOLIDATED EDISON INCORPORATED                                                                            149,798
      2,217  CONSTELLATION ENERGY GROUP INCORPORATED                                                                     193,256
      4,300  DOMINION RESOURCES INCORPORATED                                                                             371,133
      2,161  DTE ENERGY COMPANY                                                                                          104,203
     15,459  DUKE ENERGY CORPORATION<<                                                                                   282,900
      4,938  DYNEGY INCORPORATED+                                                                                         46,615
      3,999  EDISON INTERNATIONAL                                                                                        224,424
      8,595  EL PASO CORPORATION                                                                                         148,092
      2,421  ENTERGY CORPORATION                                                                                         259,894
      8,256  EXELON CORPORATION                                                                                          599,386
      3,741  FIRSTENERGY CORPORATION                                                                                     242,155
      4,988  FPL GROUP INCORPORATED                                                                                      283,019
        928  INTEGRYS ENERGY GROUP INCORPORATED                                                                           47,077
      2,157  KEYSPAN CORPORATION                                                                                          90,551
        552  NICOR INCORPORATED                                                                                           23,692
      3,364  NISOURCE INCORPORATED                                                                                        69,668
      4,314  PG&E CORPORATION                                                                                            195,424
      1,230  PINNACLE WEST CAPITAL CORPORATION                                                                            49,016

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
      4,726  PPL CORPORATION                                                                                      $      221,130
      3,120  PROGRESS ENERGY INCORPORATED                                                                                142,241
      3,102  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                272,294
      2,116  QUESTAR CORPORATION                                                                                         111,831
      3,238  SEMPRA ENERGY                                                                                               191,787
      7,755  SPECTRA ENERGY CORPORATION                                                                                  201,320
      2,572  TECO ENERGY INCORPORATED                                                                                     44,187
      9,228  THE SOUTHERN COMPANY<<                                                                                      316,428
      5,635  TXU CORPORATION                                                                                             379,236
      6,351  WASTE MANAGEMENT INCORPORATED                                                                               248,007
      5,019  XCEL ENERGY INCORPORATED                                                                                    102,739

                                                                                                                       6,462,737
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.63%
      6,756  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                       96,611
      4,358  ALTERA CORPORATION                                                                                           96,443
      4,015  ANALOG DEVICES INCORPORATED                                                                                 151,125
      5,710  BROADCOM CORPORATION CLASS A+                                                                               167,018
      1,048  CIENA CORPORATION+                                                                                           37,864
      2,246  COOPER INDUSTRIES LIMITED CLASS A                                                                           128,224
      9,761  EMERSON ELECTRIC COMPANY                                                                                    456,815
    126,284  GENERAL ELECTRIC COMPANY                                                                                  4,834,152
        799  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                 93,323
      2,199  JABIL CIRCUIT INCORPORATED                                                                                   48,532
      2,592  JDS UNIPHASE CORPORATION+<<                                                                                  34,811
      2,352  KLA-TENCOR CORPORATION<<                                                                                    129,242
      1,533  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                    149,299
      3,115  LINEAR TECHNOLOGY CORPORATION<<                                                                             112,701
      9,455  LSI LOGIC CORPORATION+<<                                                                                     71,007
      3,936  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                      131,502
      2,754  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                     168,324
      9,284  MICRON TECHNOLOGY INCORPORATED+<<                                                                           116,329
      1,743  MOLEX INCORPORATED                                                                                           52,307
     28,411  MOTOROLA INCORPORATED                                                                                       502,875
      3,424  NATIONAL SEMICONDUCTOR CORPORATION                                                                           96,796
      4,554  NETWORK APPLIANCE INCORPORATED+                                                                             132,977
      1,551  NOVELLUS SYSTEMS INCORPORATED+                                                                               44,002
      4,454  NVIDIA CORPORATION+                                                                                         183,995
      1,952  QLOGIC CORPORATION+                                                                                          32,501
     20,459  QUALCOMM INCORPORATED                                                                                       887,716
      2,054  ROCKWELL COLLINS INCORPORATED                                                                               145,095
      5,373  TELLABS INCORPORATED+                                                                                        57,813
     17,598  TEXAS INSTRUMENTS INCORPORATED                                                                              662,213
        968  WHIRLPOOL CORPORATION                                                                                       107,642
      3,656  XILINX INCORPORATED<<                                                                                        97,871

                                                                                                                      10,027,125
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.17%
      1,082  FLUOR CORPORATION                                                                                           120,502
      2,823  MOODY'S CORPORATION                                                                                         175,591
      4,172  PAYCHEX INCORPORATED                                                                                        163,209

                                                                                                                         459,302
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.19%
      1,253  BALL CORPORATION                                                                                     $       66,622
      1,875  FORTUNE BRANDS INCORPORATED<<                                                                               154,444
      5,056  ILLINOIS TOOL WORKS INCORPORATED                                                                            273,985
        711  SNAP-ON INCORPORATED                                                                                         35,913

                                                                                                                         530,964
                                                                                                                  --------------
FINANCIAL SERVICES - 0.02%
      2,275  JANUS CAPITAL GROUP INCORPORATED<<                                                                           63,336
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 2.07%
      9,326  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       486,444
      8,012  ARCHER DANIELS MIDLAND COMPANY                                                                              265,117
      2,663  CAMPBELL SOUP COMPANY                                                                                       103,351
      3,423  COCA-COLA ENTERPRISES INCORPORATED                                                                           82,152
      6,113  CONAGRA FOODS INCORPORATED                                                                                  164,195
      2,371  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                                 57,568
      4,251  GENERAL MILLS INCORPORATED                                                                                  248,343
      3,987  H.J. HEINZ COMPANY                                                                                          189,263
      1,431  HERCULES INCORPORATED<<                                                                                      28,119
      3,074  KELLOGG COMPANY                                                                                             159,202
     19,691  KRAFT FOODS INCORPORATED CLASS A                                                                            694,102
      1,598  MCCORMICK & COMPANY INCORPORATED                                                                             61,012
        581  MOLSON COORS BREWING COMPANY                                                                                 53,719
      1,614  PEPSI BOTTLING GROUP INCORPORATED                                                                            54,360
     19,994  PEPSICO INCORPORATED                                                                                      1,296,611
      9,016  SARA LEE CORPORATION                                                                                        156,878
     24,667  THE COCA-COLA COMPANY                                                                                     1,290,331
      2,104  THE HERSHEY COMPANY                                                                                         106,504
      3,103  TYSON FOODS INCORPORATED CLASS A                                                                             71,493
      2,646  WM. WRIGLEY JR. COMPANY                                                                                     146,350

                                                                                                                       5,715,114
                                                                                                                  --------------
FOOD STORES - 0.27%
      8,690  KROGER COMPANY                                                                                              244,450
      5,420  SAFEWAY INCORPORATED                                                                                        184,443
      9,092  STARBUCKS CORPORATION+                                                                                      238,574
      1,735  WHOLE FOODS MARKET INCORPORATED<<                                                                            66,451

                                                                                                                         733,918
                                                                                                                  --------------
FORESTRY - 0.08%
      2,650  WEYERHAEUSER COMPANY                                                                                        209,165
                                                                                                                  --------------
FURNITURE & FIXTURES - 0.10%
      2,174  LEGGETT & PLATT INCORPORATED                                                                                 47,937
      4,636  MASCO CORPORATION                                                                                           131,987
      3,423  NEWELL RUBBERMAID INCORPORATED                                                                              100,739

                                                                                                                         280,663
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 1.10%
      1,344  BIG LOTS INCORPORATED+<<                                                                                     39,540
      3,865  DOLLAR GENERAL CORPORATION                                                                                   84,721
      1,851  FAMILY DOLLAR STORES INCORPORATED                                                                            63,526
      2,761  JC PENNEY COMPANY INCORPORATED                                                                              199,841
      5,641  MACY'S INCORPORATED                                                                                         224,399

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
GENERAL MERCHANDISE STORES (CONTINUED)
      1,010  SEARS HOLDINGS CORPORATION+                                                                          $      171,195
     10,451  TARGET CORPORATION                                                                                          664,684
      5,583  TJX COMPANIES INCORPORATED                                                                                  153,533
     29,756  WAL-MART STORES INCORPORATED                                                                              1,431,561

                                                                                                                       3,033,000
                                                                                                                  --------------
HEALTH SERVICES - 0.21%
      4,721  CARDINAL HEALTH INCORPORATED                                                                                333,491
      1,443  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                 112,929
        898  MANOR CARE INCORPORATED                                                                                      58,630
      5,806  TENET HEALTHCARE CORPORATION+                                                                                37,797
      1,258  WATSON PHARMACEUTICALS INCORPORATED+                                                                         40,923

                                                                                                                         583,770
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.71%
      1,192  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                          60,101
      2,736  ARCHSTONE-SMITH TRUST<<                                                                                     161,725
        977  AVALONBAY COMMUNITIES INCORPORATED                                                                          116,146
      1,460  BOSTON PROPERTIES INCORPORATED                                                                              149,110
      1,533  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                    80,804
      3,568  EQUITY RESIDENTIAL<<                                                                                        162,808
      3,008  GENERAL GROWTH PROPERTIES INCORPORATED                                                                      159,274
      6,408  HOST HOTELS & RESORTS INCORPORATED                                                                          148,153
      2,784  KIMCO REALTY CORPORATION                                                                                    105,987
      2,169  PLUM CREEK TIMBER COMPANY                                                                                    90,361
      3,149  PROLOGIS                                                                                                    179,178
      1,506  PUBLIC STORAGE INCORPORATED<<                                                                               115,691
      2,742  SIMON PROPERTY GROUP INCORPORATED<<                                                                         255,116
      1,603  VORNADO REALTY TRUST<<                                                                                      176,074

                                                                                                                       1,960,528
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.14%
      3,361  BED BATH & BEYOND INCORPORATED+                                                                             120,962
      4,969  BEST BUY COMPANY INCORPORATED                                                                               231,903
      1,697  CIRCUIT CITY STORES INCORPORATED                                                                             25,591

                                                                                                                         378,456
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.21%
      4,784  HILTON HOTELS CORPORATION                                                                                   160,120
      4,030  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                 174,257
      2,640  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                            177,065
      2,237  WYNDHAM WORLDWIDE CORPORATION+                                                                               81,114

                                                                                                                         592,556
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.26%
      8,840  3M COMPANY                                                                                                  767,224
      2,158  AMERICAN STANDARD COMPANIES INCORPORATED                                                                    127,279
     10,617  APPLE INCORPORATED+                                                                                       1,295,699
     16,963  APPLIED MATERIALS INCORPORATED                                                                              337,055
      3,932  BAKER HUGHES INCORPORATED                                                                                   330,799
        809  BLACK & DECKER CORPORATION                                                                                   71,443
      7,860  CATERPILLAR INCORPORATED                                                                                    615,438
      1,279  CUMMINS INCORPORATED                                                                                        129,448
      2,761  DEERE & COMPANY                                                                                             333,363
     27,883  DELL INCORPORATED+                                                                                          796,060

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
      2,509  DOVER CORPORATION                                                                                    $      128,335
      1,798  EATON CORPORATION                                                                                           167,214
     25,758  EMC CORPORATION                                                                                             466,220
     32,146  HEWLETT-PACKARD COMPANY                                                                                   1,434,355
      3,702  INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                    202,944
     71,316  INTEL CORPORATION                                                                                         1,694,468
     16,767  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,764,727
      1,160  LEXMARK INTERNATIONAL INCORPORATED+                                                                          57,200
      2,180  NATIONAL OILWELL VARCO INCORPORATED+                                                                        227,243
      1,504  PALL CORPORATION                                                                                             69,169
      1,421  PARKER HANNIFIN CORPORATION                                                                                 139,130
      2,696  PITNEY BOWES INCORPORATED                                                                                   126,227
      2,801  SANDISK CORPORATION+<<                                                                                      137,081
      2,460  SMITH INTERNATIONAL INCORPORATED                                                                            144,254
     11,096  SOLECTRON CORPORATION+                                                                                       40,833
      1,023  STANLEY WORKS<<                                                                                              62,096
      1,265  TEREX CORPORATION+                                                                                          102,856

                                                                                                                      11,768,160
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.22%
      3,604  AON CORPORATION                                                                                             153,566
      2,062  HUMANA INCORPORATED+                                                                                        125,596
      6,817  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                     210,509
      4,207  UNUMPROVIDENT CORPORATION                                                                                   109,845

                                                                                                                         599,516
                                                                                                                  --------------
INSURANCE CARRIERS - 3.36%
      3,996  ACE LIMITED                                                                                                 249,830
      6,338  AETNA INCORPORATED                                                                                          313,097
      6,004  AFLAC INCORPORATED<<                                                                                        308,606
      7,455  ALLSTATE CORPORATION                                                                                        458,557
      1,251  AMBAC FINANCIAL GROUP INCORPORATED                                                                          109,075
     31,843  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 2,229,965
      1,218  ASSURANT INCORPORATED                                                                                        71,765
      4,928  CHUBB CORPORATION                                                                                           266,802
      3,532  CIGNA CORPORATION                                                                                           184,441
      2,107  CINCINNATI FINANCIAL CORPORATION                                                                             91,444
      5,134  GENWORTH FINANCIAL INCORPORATED                                                                             176,610
      3,886  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                              382,810
      3,323  LINCOLN NATIONAL CORPORATION                                                                                235,767
      5,471  LOEWS CORPORATION                                                                                           278,912
      1,605  MBIA INCORPORATED<<                                                                                          99,863
      9,103  METLIFE INCORPORATED                                                                                        586,961
      1,019  MGIC INVESTMENT CORPORATION                                                                                  57,940
      3,287  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                      191,599
      9,036  PROGRESSIVE CORPORATION                                                                                     216,231
      5,739  PRUDENTIAL FINANCIAL INCORPORATED                                                                           558,003
      1,303  SAFECO CORPORATION                                                                                           81,125
      8,150  THE TRAVELERS COMPANIES INCORPORATED                                                                        436,025
      1,172  TORCHMARK CORPORATION                                                                                        78,524
     16,448  UNITEDHEALTH GROUP INCORPORATED                                                                             841,151
      7,532  WELLPOINT INCORPORATED+                                                                                     601,280
      2,282  XL CAPITAL LIMITED CLASS A<<                                                                                192,350

                                                                                                                       9,298,733
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
LEATHER & LEATHER PRODUCTS - 0.08%
      4,555  COACH INCORPORATED+                                                                                  $      215,861
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.80%
      4,860  AGILENT TECHNOLOGIES INCORPORATED+                                                                          186,818
      2,253  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                 68,807
        666  BAUSCH & LOMB INCORPORATED<<                                                                                 46,247
      3,007  BECTON DICKINSON & COMPANY                                                                                  224,022
     14,564  BOSTON SCIENTIFIC CORPORATION+                                                                              223,412
      1,267  C.R. BARD INCORPORATED                                                                                      104,692
      2,922  DANAHER CORPORATION                                                                                         220,611
      3,531  EASTMAN KODAK COMPANY<<                                                                                      98,268
        662  MILLIPORE CORPORATION+<<                                                                                     49,710
      1,470  PERKINELMER INCORPORATED                                                                                     38,308
      1,939  QUEST DIAGNOSTICS INCORPORATED                                                                              100,149
      5,448  RAYTHEON COMPANY                                                                                            293,593
      1,936  ROCKWELL AUTOMATION INCORPORATED                                                                            134,436
      1,003  TEKTRONIX INCORPORATED                                                                                       33,841
      2,328  TERADYNE INCORPORATED+                                                                                       40,926
      5,179  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      267,858
      1,238  WATERS CORPORATION+                                                                                          73,488

                                                                                                                       2,205,186
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 0.35%
     14,135  MEDTRONIC INCORPORATED                                                                                      733,041
      4,152  ST. JUDE MEDICAL INCORPORATED+                                                                              172,266
      1,564  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                         66,486

                                                                                                                         971,793
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES - 0.20%
      1,918  COVENTRY HEALTH CARE INCORPORATED+                                                                          110,573
      3,344  EXPRESS SCRIPTS INCORPORATED+<<                                                                             167,233
      3,438  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        268,130

                                                                                                                         545,936
                                                                                                                  --------------
MEDICAL PRODUCTS - 0.46%
      3,774  ALLERGAN INCORPORATED                                                                                       217,533
      7,997  BAXTER INTERNATIONAL INCORPORATED                                                                           450,551
      3,013  BIOMET INCORPORATED                                                                                         137,754
      3,665  STRYKER CORPORATION<<                                                                                       231,225
      2,906  ZIMMER HOLDINGS INCORPORATED+                                                                               246,690

                                                                                                                       1,283,753
                                                                                                                  --------------
METAL MINING - 0.22%
      4,608  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                         381,635
      5,537  NEWMONT MINING CORPORATION                                                                                  216,275

                                                                                                                         597,910
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
      1,169  VULCAN MATERIALS COMPANY                                                                                    133,897
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.40%
      1,956  HASBRO INCORPORATED                                                                                          61,438
      4,828  MATTEL INCORPORATED                                                                                         122,100
      1,678  TIFFANY & COMPANY                                                                                            89,035
     24,334  TYCO INTERNATIONAL LIMITED                                                                                  822,246

                                                                                                                       1,094,819
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL - 0.71%
      5,482  COSTCO WHOLESALE CORPORATION                                                                         $      320,807
     18,945  CVS CAREMARK CORPORATION                                                                                    690,545
        747  DILLARD'S INCORPORATED CLASS A                                                                               26,840
      3,393  OFFICE DEPOT INCORPORATED+                                                                                  102,808
        924  OFFICEMAX INCORPORATED                                                                                       36,313
      1,663  RADIOSHACK CORPORATION<<                                                                                     55,112
      8,779  STAPLES INCORPORATED                                                                                        208,326
     12,284  WALGREEN COMPANY                                                                                            534,845

                                                                                                                       1,975,596
                                                                                                                  --------------
MOTION PICTURES - 0.87%
     28,590  NEWS CORPORATION CLASS A                                                                                    606,394
     46,465  TIME WARNER INCORPORATED                                                                                    977,624
     24,324  WALT DISNEY COMPANY                                                                                         830,421

                                                                                                                       2,414,439
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.50%
      3,778  FEDEX CORPORATION                                                                                           419,245
     12,999  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                  948,927

                                                                                                                       1,368,172
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.17%
     14,589  AMERICAN EXPRESS COMPANY                                                                                    892,555
      5,072  CAPITAL ONE FINANCIAL CORPORATION<<                                                                         397,848
      2,354  CIT GROUP INCORPORATED                                                                                      129,070
      7,283  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                         264,737
     11,943  FANNIE MAE                                                                                                  780,236
      8,120  FREDDIE MAC                                                                                                 492,884
      5,050  SLM CORPORATION                                                                                             290,779

                                                                                                                       3,248,109
                                                                                                                  --------------
OFFICE EQUIPMENT - 0.08%
     11,505  XEROX CORPORATION+                                                                                          212,612
                                                                                                                  --------------
OIL & GAS EXTRACTION - 1.84%
      5,694  ANADARKO PETROLEUM CORPORATION<<                                                                            296,031
      4,064  APACHE CORPORATION                                                                                          331,582
      3,600  BJ SERVICES COMPANY                                                                                         102,384
      5,026  CHESAPEAKE ENERGY CORPORATION                                                                               173,900
      5,459  DEVON ENERGY CORPORATION                                                                                    427,385
      1,830  ENSCO INTERNATIONAL INCORPORATED                                                                            111,648
      3,002  EOG RESOURCES INCORPORATED<<                                                                                219,326
     11,219  HALLIBURTON COMPANY<<                                                                                       387,056
      3,455  NABORS INDUSTRIES LIMITED+<<                                                                                115,328
      1,645  NOBLE CORPORATION                                                                                           160,420
     10,234  OCCIDENTAL PETROLEUM CORPORATION                                                                            592,344
      1,358  ROWAN COMPANIES INCORPORATED                                                                                 55,651
     14,466  SCHLUMBERGER LIMITED                                                                                      1,228,742
      3,536  TRANSOCEAN INCORPORATED+                                                                                    374,745
      4,140  WEATHERFORD INTERNATIONAL LIMITED+                                                                          228,694
      4,705  XTO ENERGY INCORPORATED                                                                                     282,771

                                                                                                                       5,088,007
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS - 0.17%
      1,283  BEMIS COMPANY INCORPORATED                                                                           $       42,570
      5,346  INTERNATIONAL PAPER COMPANY<<                                                                               208,761
      2,263  MEADWESTVACO CORPORATION                                                                                     79,929
      1,600  PACTIV CORPORATION+                                                                                          51,024
      1,298  TEMPLE-INLAND INCORPORATED                                                                                   79,866

                                                                                                                         462,150
                                                                                                                  --------------
PERSONAL SERVICES - 0.06%
      1,655  CINTAS CORPORATION                                                                                           65,257
      3,963  H & R BLOCK INCORPORATED                                                                                     92,615

                                                                                                                         157,872
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.01%
        685  ASHLAND INCORPORATED                                                                                         43,806
     26,381  CHEVRON CORPORATION<<                                                                                     2,222,335
     20,061  CONOCOPHILLIPS                                                                                            1,574,789
     69,147  EXXON MOBIL CORPORATION                                                                                   5,800,050
      3,349  HESS CORPORATION                                                                                            197,457
      8,418  MARATHON OIL CORPORATION                                                                                    504,757
      2,309  MURPHY OIL CORPORATION                                                                                      137,247
      1,490  SUNOCO INCORPORATED                                                                                         118,723
      6,738  VALERO ENERGY CORPORATION                                                                                   497,669

                                                                                                                      11,096,833
                                                                                                                  --------------
PIPELINES - 0.08%
      7,350  WILLIAMS COMPANIES INCORPORATED                                                                             232,407
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 0.41%
     10,673  ALCOA INCORPORATED                                                                                          432,577
      1,253  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                         131,415
      3,703  NUCOR CORPORATION                                                                                           217,181
      1,688  PRECISION CASTPARTS CORPORATION                                                                             204,856
      1,452  UNITED STATES STEEL CORPORATION                                                                             157,905

                                                                                                                       1,143,934
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.51%
      8,991  CBS CORPORATION CLASS B                                                                                     299,580
        802  DOW JONES & COMPANY INCORPORATED                                                                             46,075
      1,023  E.W. SCRIPPS COMPANY CLASS A                                                                                 46,741
      2,880  GANNETT COMPANY INCORPORATED                                                                                158,256
      4,212  MCGRAW-HILL COMPANIES INCORPORATED                                                                          286,762
        478  MEREDITH CORPORATION                                                                                         29,445
      1,766  NEW YORK TIMES COMPANY CLASS A<<                                                                             44,856
      2,701  RR DONNELLEY & SONS COMPANY                                                                                 117,521
      1,037  TRIBUNE COMPANY                                                                                              30,488
      8,458  VIACOM INCORPORATED CLASS B+<<                                                                              352,107

                                                                                                                       1,411,831
                                                                                                                  --------------
RAILROAD TRANSPORTATION - 0.45%
      4,371  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                    372,147
      5,366  CSX CORPORATION                                                                                             241,899
      4,826  NORFOLK SOUTHERN CORPORATION                                                                                253,703
      3,323  UNION PACIFIC CORPORATION                                                                                   382,643

                                                                                                                       1,250,392
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
REAL ESTATE - 0.03%
      2,301  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                         $       83,987
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.05%
      1,983  SEALED AIR CORPORATION                                                                                       61,513
      2,532  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                        88,012

                                                                                                                         149,525
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.87%
      2,887  AMERIPRISE FINANCIAL INCORPORATED                                                                           183,527
      1,461  BEAR STEARNS COMPANIES INCORPORATED<<                                                                       204,540
     12,419  CHARLES SCHWAB CORPORATION                                                                                  254,838
        435  CME GROUP INCORPORATED                                                                                      232,447
      5,239  E*TRADE FINANCIAL CORPORATION+                                                                              115,730
      1,087  FEDERATED INVESTORS INCORPORATED CLASS B                                                                     41,665
      2,022  FRANKLIN RESOURCES INCORPORATED                                                                             267,854
      5,013  GOLDMAN SACHS GROUP INCORPORATED                                                                          1,086,568
      1,614  LEGG MASON INCORPORATED                                                                                     158,785
      6,537  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                       487,137
     10,688  MERRILL LYNCH & COMPANY INCORPORATED                                                                        893,303
     12,936  MORGAN STANLEY                                                                                            1,085,072
      3,260  T. ROWE PRICE GROUP INCORPORATED                                                                            169,161

                                                                                                                       5,180,627
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.18%
     19,305  CORNING INCORPORATED+                                                                                       493,243
                                                                                                                  --------------
TOBACCO PRODUCTS - 0.74%
     25,816  ALTRIA GROUP INCORPORATED                                                                                 1,810,734
      2,100  REYNOLDS AMERICAN INCORPORATED<<                                                                            136,920
      1,966  UST INCORPORATED                                                                                            105,594

                                                                                                                       2,053,248
                                                                                                                  --------------
TRANSPORTATION BY AIR - 0.05%
      9,584  SOUTHWEST AIRLINES COMPANY                                                                                  142,897
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 1.89%
      9,665  BOEING COMPANY                                                                                              929,386
      1,109  BRUNSWICK CORPORATION<<                                                                                      36,187
     23,078  FORD MOTOR COMPANY<<                                                                                        217,395
      4,969  GENERAL DYNAMICS CORPORATION                                                                                388,675
      6,944  GENERAL MOTORS CORPORATION                                                                                  262,483
      2,091  GENUINE PARTS COMPANY                                                                                       103,714
      1,536  GOODRICH CORPORATION                                                                                         91,484
      3,161  HARLEY-DAVIDSON INCORPORATED                                                                                188,427
      9,570  HONEYWELL INTERNATIONAL INCORPORATED                                                                        538,600
      2,230  ITT CORPORATION                                                                                             152,264
      2,421  JOHNSON CONTROLS INCORPORATED                                                                               280,279
      4,356  LOCKHEED MARTIN CORPORATION                                                                                 410,030
      4,236  NORTHROP GRUMMAN CORPORATION                                                                                329,857
      3,047  PACCAR INCORPORATED<<                                                                                       265,211
      1,539  TEXTRON INCORPORATED                                                                                        169,459
     12,206  UNITED TECHNOLOGIES CORPORATION                                                                             865,772

                                                                                                                       5,229,223
                                                                                                                  --------------
TRANSPORTATION SERVICES - 0.04%
      2,100  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                        110,292
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
TRAVEL & RECREATION - 0.10%
      5,430  CARNIVAL CORPORATION<<                                                                               $      264,821
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.40%
      2,345  AMERISOURCEBERGEN CORPORATION                                                                               116,007
        967  BROWN-FORMAN CORPORATION CLASS B                                                                             70,668
      1,595  DEAN FOODS COMPANY+                                                                                          50,833
      3,625  MCKESSON CORPORATION                                                                                        216,195
      4,653  NIKE INCORPORATED CLASS B                                                                                   271,223
      2,550  SUPERVALU INCORPORATED                                                                                      118,116
      7,585  SYSCO CORPORATION                                                                                           250,229

                                                                                                                       1,093,271
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 0.19%
      5,598  KIMBERLY-CLARK CORPORATION                                                                                  374,450
      1,707  PATTERSON COMPANIES INCORPORATED+                                                                            63,620
        871  W.W. GRAINGER INCORPORATED                                                                                   81,047

                                                                                                                         519,117
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $131,860,257)                                                                              164,030,649
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
US TREASURY SECURITIES - 38.52%

US TREASURY BONDS - 38.52%
$ 7,959,000  US TREASURY BOND<<                                                         6.38%       08/15/2027         9,098,132
 19,510,000  US TREASURY BOND<<                                                         6.13        11/15/2027        21,744,500
 10,435,000  US TREASURY BOND<<                                                         5.50        08/15/2028        10,825,499
  9,758,000  US TREASURY BOND<<                                                         5.25        11/15/2028         9,825,086
 10,241,000  US TREASURY BOND<<                                                         5.25        02/15/2029        10,311,407
  9,562,000  US TREASURY BOND<<                                                         6.13        08/15/2029        10,725,877
 15,486,000  US TREASURY BOND<<                                                         6.25        05/15/2030        17,700,018
 15,873,000  US TREASURY BOND<<                                                         5.38        02/15/2031        16,299,565

                                                                                                                     106,530,084
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $106,322,851)                                                                     106,530,084
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 43.89%

COLLATERAL INVESTED IN OTHER ASSETS - 43.89%
    342,293  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                   5.40        11/21/2007           342,412
      3,765  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.48        01/18/2008             3,768
     28,410  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.31        07/10/2007            28,410
     34,229  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.46        09/27/2007            34,245
  1,369,170  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.31        04/25/2008         1,368,883
    855,731  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.36        10/25/2007           855,817
  2,008,744  ATOMIUM FUNDING CORPORATION                                                5.28        07/26/2007         2,001,713
    684,585  ATOMIUM FUNDING CORPORATION++                                              5.28        08/07/2007           680,998
    648,371  ATOMIUM FUNDING CORPORATION                                                5.29        08/15/2007           644,221
  1,916,839  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.45        08/22/2007         1,916,839
    855,731  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.46        10/05/2007           855,732
    176,281  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.95        09/27/2007           176,531
  1,711,463  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,711,979)                5.43        07/02/2007         1,711,463

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 3,080,633  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $3,081,562)                            5.43%       07/02/2007    $    3,080,633
  1,651,562  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                          5.50        10/03/2007         1,651,975
     24,440  BETA FINANCE INCORPORATED                                                  5.29        07/16/2007            24,390
    513,439  BETA FINANCE INCORPORATED SERIES MTN+/-++                                  5.32        07/17/2007           513,439
  1,026,878  BNP PARIBAS+/-                                                             5.33        05/07/2008         1,026,775
  2,738,341  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,739,167)                                                          5.43        07/02/2007         2,738,341
  1,198,024  BUCKINGHAM III CDO                                                         5.35        08/21/2007         1,189,302
  1,026,878  BUCKINGHAM III CDO                                                         5.39        09/17/2007         1,015,367
    657,202  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        07/11/2007           656,341
    855,731  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        07/19/2007           853,609
    186,549  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        07/17/2007           186,141
    136,917  CAIRN HIGH GRADE FUNDING I LLC++                                           5.35        07/06/2007           136,838
     13,349  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                              5.43        08/20/2007            13,351
    581,897  CEDAR SPRINGS CAPITAL COMPANY                                              5.26        07/10/2007           581,217
  1,040,809  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        08/07/2007         1,035,355
    171,146  CHARTA LLC                                                                 5.28        07/12/2007           170,896
    684,585  CHEYNE FINANCE LLC                                                         5.22        07/17/2007           683,086
    684,585  CHEYNE FINANCE LLC                                                         5.22        07/18/2007           682,990
    975,534  CHEYNE FINANCE LLC+/-++                                                    5.31        02/25/2008           975,475
    342,293  CIT GROUP INCORPORATED+/-                                                  5.43        12/19/2007           342,306
  7,386,116  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $7,388,344)                                                                5.43        07/02/2007         7,386,116
 10,153,244  COBBLER FUNDING LIMITED++                                                  5.20        10/25/2007         9,983,584
    855,731  COBBLER FUNDING LIMITED++                                                  5.28        07/25/2007           852,865
    483,180  COBBLER FUNDING LIMITED                                                    5.28        07/30/2007           481,209
    136,917  COMERICA BANK+/-                                                           5.33        07/20/2007           136,923
  1,300,712  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.33        07/16/2007         1,298,058
     78,385  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                5.73        10/29/2007            78,516
  2,105,955  DEER VALLEY FUNDING LLC++                                                  5.30        07/11/2007         2,103,196
    684,585  DEER VALLEY FUNDING LLC++                                                  5.30        07/13/2007           683,490
  1,026,878  DEER VALLEY FUNDING LLC                                                    5.33        07/16/2007         1,024,783
    171,146  DEER VALLEY FUNDING LLC                                                    5.34        07/20/2007           170,698
  1,711,463  DEER VALLEY FUNDING LLC                                                    5.34        07/26/2007         1,705,473
  1,198,024  FAIRWAY FINANCE CORPORATION++                                              5.42        07/09/2007         1,196,802
    222,490  FCAR OWNER TRUST SERIES II                                                 5.24        07/20/2007           221,907
  4,587,269  FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $4,588,650)                                                          5.42        07/02/2007         4,587,269
     34,229  FIVE FINANCE INCORPORATED+/-++                                             5.33        09/13/2007            34,234
    547,668  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40        06/16/2008           547,668
  1,026,535  GEORGE STREET FINANCE LLC++                                                5.32        07/13/2007         1,024,893
  1,574,546  GEORGE STREET FINANCE LLC++                                                5.33        07/12/2007         1,572,247
    855,731  GERMAN RESIDENTIAL FUNDING+/-++                                            5.34        08/22/2007           855,731
    855,731  GERMAN RESIDENTIAL FUNDING+/-++                                            5.34        08/22/2007           855,731
  2,304,759  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.30        07/19/2007         2,299,043
  1,326,486  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.31        07/17/2007         1,323,581
    342,293  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/07/2007           340,499
    855,731  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/08/2007           851,119
  1,054,740  HUDSON-THAMES LLC                                                          5.22        07/16/2007         1,052,589

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 7,610,815  HUDSON-THAMES LLC                                                          5.25%       08/06/2007    $    7,572,076
  1,198,024  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        07/16/2008         1,198,024
  1,643,004  KEEL CAPITAL INCORPORATED++                                                5.33        07/18/2007         1,639,176
  1,232,253  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008         1,232,278
    690,473  KLIO FUNDING CORPORATION++                                                 5.27        07/24/2007           688,256
    201,953  KLIO III FUNDING CORPORATION++                                             5.27        07/23/2007           201,335
    787,273  KLIO III FUNDING CORPORATION++                                             5.27        07/24/2007           784,746
  1,261,143  KLIO III FUNDING CORPORATION++                                             5.28        07/13/2007         1,259,125
    616,127  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.29        07/03/2007           616,034
    784,569  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/11/2007           783,541
     84,889  LIBERTY HARBOUR CDO II LIMITED                                             5.31        07/17/2007            84,703
  3,287,686  LIBERTY HARBOUR CDO II LIMITED                                             5.36        07/11/2007         3,283,379
     85,573  LIBERTY LIGHT US CAPITAL+/-++                                              5.35        11/21/2007            85,603
    613,559  LIBERTY STREET FUNDING CORPORATION++                                       5.31        07/25/2007           611,504
     51,344  LIQUID FUNDING LIMITED++                                                   5.24        07/16/2007            51,239
  1,232,253  LIQUID FUNDING LIMITED                                                     5.26        07/30/2007         1,227,226
  1,711,463  LIQUID FUNDING LIMITED+/-++                                                5.29        08/15/2007         1,700,510
  2,567,194  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008         2,566,553
     34,229  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  5.33        02/15/2008            34,229
     25,672  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.60        01/02/2008            25,707
      5,819  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.39        08/24/2007             5,819
    102,688  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.47        08/27/2007           102,714
    855,731  METLIFE GLOBAL FUNDING I+/-++                                              5.31        02/22/2008           855,697
     73,593  MORGAN STANLEY+/-                                                          5.48        11/09/2007            73,632
    526,275  MORGAN STANLEY SERIES EXL+/-                                               5.38        07/15/2008           526,322
    855,731  NATEXIS BANQUES POPULAIRES+/-++                                            5.35        11/09/2007           856,014
  1,350,344  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007         1,350,425
     85,573  NATIONWIDE BUILDING SOCIETY+/-                                             5.48        07/20/2007            85,596
  1,607,235  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        12/24/2007         1,607,621
  1,026,878  SAINT GERMAIN FUNDING                                                      5.39        07/06/2007         1,026,282
    616,127  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                 5.33        10/26/2007           616,139
    684,585  SLM CORPORATION+/-++                                                       5.32        05/12/2008           684,585
    209,483  SLM CORPORATION SERIES MTN1+/-                                             5.57        07/25/2007           209,399
  1,711,463  SOLITAIRE FUNDING LLC++                                                    5.29        07/06/2007         1,710,470
  1,369,170  SOUTHERN COMPANY FUNDING CORPORATION                                       5.34        07/24/2007         1,364,775
  1,369,170  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008         1,369,759
    499,747  TANGO FINANCE CORPORATION                                                  5.27        07/31/2007           497,633
    342,293  TEMPUS FUNDING LLC++                                                       5.75        07/02/2007           342,293
    562,866  TICONDEROGA FUNDING LLC                                                    5.44        07/10/2007           562,207
  3,422,926  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.57        08/01/2008         3,422,926
    657,852  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           657,839
     26,630  UBS FINANCE (DELAWARE) LLC                                                 5.29        07/16/2007            26,576
    855,731  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                      5.34        08/08/2008           855,920
    184,838  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.36        12/03/2007           184,891
     58,190  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.36        12/13/2007            58,112
    410,751  VERSAILLES CDS LLC++                                                       5.33        07/26/2007           409,313
    513,439  VERSAILLES CDS LLC++                                                       5.38        07/31/2007           511,267
    102,688  VETRA FINANCE INCORPORATED++                                               5.27        07/30/2007           102,269

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     5,134  WACHOVIA CORPORATION+/-                                                    5.41%       07/20/2007    $        5,135
    342,293  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.28        07/27/2007           341,043
    855,731  WHISTLEJACKET CAPITAL LIMITED                                              5.26        07/12/2007           854,482
  1,078,222  WORLD OMNI VEHICLE LEASING++                                               5.32        07/13/2007         1,076,497
  2,053,756  WORLD OMNI VEHICLE LEASING++                                               5.35        07/10/2007         2,051,353
    455,249  WORLD OMNI VEHICLE LEASING++                                               5.45        07/02/2007           455,249
      3,423  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                      5.36        10/19/2007             3,424

                                                                                                                     121,356,005
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $121,356,005)                                                       $  121,356,005
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 1.79%

MUTUAL FUNDS - 1.69%
  4,675,497  WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                              4,675,497
                                                                                                                  --------------

PRINCIPAL
US TREASURY BILLS - 0.10%
$    95,000  US TREASURY BILL^#                                                         4.97        08/09/2007            94,538
    160,000  US TREASURY BILL^#                                                         5.08        08/09/2007           159,221
     15,000  US TREASURY BILL^#                                                         4.75        11/08/2007            14,748

                                                                                                                         268,507
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,943,922)                                                                         4,944,004
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $364,483,035)*                          143.52%                                                             $  396,860,742

OTHER ASSETS AND LIABILITIES, NET             (43.52)                                                               (120,332,529)
                                              ------                                                              --------------

TOTAL NET ASSETS                              100.00%                                                             $  276,528,213
                                              ======                                                              ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

##    LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $988,928.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,675,497.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 96.23%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.23%
     14,160  JONES APPAREL GROUP INCORPORATED                                                                     $      400,020
      6,590  VF CORPORATION                                                                                              603,512

                                                                                                                       1,003,532
                                                                                                                  --------------
BUSINESS SERVICES - 5.68%
     26,110  MICROSOFT CORPORATION                                                                                       769,462
     18,740  OMNICOM GROUP INCORPORATED                                                                                  991,721

                                                                                                                       1,761,183
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 9.47%
      7,600  AVERY DENNISON CORPORATION                                                                                  505,248
      8,100  AVON PRODUCTS INCORPORATED                                                                                  297,675
     10,690  COLGATE-PALMOLIVE COMPANY                                                                                   693,247
      4,350  HENKEL KGAA ADR                                                                                             207,677
      9,300  HENKEL KGAA ADR PREFERRED                                                                                   490,221
     12,080  JOHNSON & JOHNSON                                                                                           744,370

                                                                                                                       2,938,438
                                                                                                                  --------------
COMMUNICATIONS - 3.51%
     32,362  VODAFONE GROUP PLC ADR                                                                                    1,088,334
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 7.54%
     19,570  BANK OF AMERICA CORPORATION                                                                                 956,777
     11,495  JPMORGAN CHASE & COMPANY                                                                                    556,933
     12,100  STATE STREET CORPORATION                                                                                    827,640

                                                                                                                       2,341,350
                                                                                                                  --------------
EATING & DRINKING PLACES - 3.48%
     21,296  MCDONALD'S CORPORATION                                                                                    1,080,985
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.27%
     40,220  FLEXTRONICS INTERNATIONAL LIMITED+                                                                          434,376
     20,680  GENERAL ELECTRIC COMPANY                                                                                    791,630
     19,880  MOLEX INCORPORATED CLASS A                                                                                  527,814
     17,910  NOKIA OYJ ADR                                                                                               503,450

                                                                                                                       2,257,270
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.25%
     12,870  ILLINOIS TOOL WORKS INCORPORATED                                                                            697,425
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 3.33%
      9,190  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       479,350
      6,640  DIAGEO PLC ADR<<                                                                                            553,178

                                                                                                                       1,032,528
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 1.98%
     12,800  WAL-MART STORES INCORPORATED                                                                                615,808
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 2.44%
        210  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                    757,050
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.42%
     13,930  WILLIAMS-SONOMA INCORPORATED<<                                                                              439,909
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.00%
     18,080  DELL INCORPORATED+                                                                                   $      516,184
      6,300  DIEBOLD INCORPORATED                                                                                        328,860
     16,970  DOVER CORPORATION                                                                                           868,016
      5,180  EATON CORPORATION                                                                                           481,740
     12,760  PITNEY BOWES INCORPORATED                                                                                   597,423

                                                                                                                       2,792,223
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 2.60%
     18,300  WILLIS GROUP HOLDINGS LIMITED                                                                               806,298
                                                                                                                  --------------
INSURANCE CARRIERS - 6.94%
     11,780  ALLSTATE CORPORATION                                                                                        724,588
     11,010  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   771,030
     10,600  MBIA INCORPORATED<<                                                                                         659,532

                                                                                                                       2,155,150
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.64%
      4,270  BECTON DICKINSON & COMPANY                                                                                  318,115
     36,320  BOSTON SCIENTIFIC CORPORATION+                                                                              557,149
     16,940  QUEST DIAGNOSTICS INCORPORATED                                                                              874,951

                                                                                                                       1,750,215
                                                                                                                  --------------
MEDICAL PRODUCTS - 1.52%
      8,360  BAXTER INTERNATIONAL INCORPORATED                                                                           471,002
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.80%
     25,690  TYCO INTERNATIONAL LIMITED                                                                                  868,065
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 1.11%
     14,470  ZALE CORPORATION+<<                                                                                         344,531
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 6.34%
     17,800  AMERICAN EXPRESS COMPANY                                                                                  1,089,004
     14,400  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                         523,440
      5,830  FREDDIE MAC                                                                                                 353,881

                                                                                                                       1,966,325
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.27%
     12,110  EXXON MOBIL CORPORATION                                                                                   1,015,787
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 1.11%
      6,370  HUBBELL INCORPORATED CLASS B                                                                                345,381
                                                                                                                  --------------
TRAVEL & RECREATION - 2.02%
     12,840  CARNIVAL CORPORATION<<                                                                                      626,207
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 2.28%
     10,600  KIMBERLY-CLARK CORPORATION                                                                                  709,035
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $25,329,726)                                                                                29,864,031
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 9.31%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.30%
     44,252  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       44,252
     49,497  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              49,497

                                                                                                                          93,749
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 9.01%
$    29,127  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47%       08/16/2007    $       29,131
     19,618  AQUIFER FUNDING LIMITED++                                                  5.29        07/03/2007            19,615
     15,804  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.36        10/25/2007            15,806
     18,734  ATOMIUM FUNDING CORPORATION++                                              5.28        08/07/2007            18,636
     60,056  ATOMIUM FUNDING CORPORATION                                                5.29        08/15/2007            59,672
     15,804  BANCO SANTANDER TOTTA LN+/-++                                              5.32        07/16/2008            15,804
     31,608  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $31,618)                   5.43        07/02/2007            31,608
     47,413  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $47,427)                               5.43        07/02/2007            47,413
     12,643  BNP PARIBAS+/-                                                             5.33        05/07/2008            12,642
     15,167  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $15,172)                                                             5.39        07/02/2007            15,167
     24,022  BUCKINGHAM III CDO                                                         5.35        08/21/2007            23,848
     19,597  BUCKINGHAM III CDO                                                         5.39        09/17/2007            19,378
     26,551  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        07/11/2007            26,516
      6,322  CEDAR SPRINGS CAPITAL COMPANY                                              5.26        07/10/2007             6,314
     12,872  CEDAR SPRINGS CAPITAL COMPANY                                              5.26        07/13/2007            12,852
      8,850  CEDAR SPRINGS CAPITAL COMPANY                                              5.34        07/20/2007             8,827
      7,586  CHARTA LLC                                                                 5.28        07/12/2007             7,575
     63,217  CHARTA LLC                                                                 5.45        07/03/2007            63,207
     41,091  CHEYNE FINANCE LLC+/-++                                                    5.31        02/25/2008            41,088
     15,804  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32        07/16/2007            15,804
      6,322  CIT GROUP INCORPORATED+/-                                                  5.43        12/19/2007             6,322
      6,755  CIT GROUP INCORPORATED+/-                                                  5.59        09/20/2007             6,756
      6,970  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007             6,972
    172,078  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $172,130)                                                            5.43        07/02/2007           172,078
      8,218  COBBLER FUNDING LIMITED++                                                  5.28        07/25/2007             8,191
      3,161  COMERICA BANK+/-                                                           5.32        02/08/2008             3,153
     51,585  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.33        07/09/2007            51,532
     15,804  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008            15,802
     19,026  DEER VALLEY FUNDING LLC++                                                  5.30        07/13/2007            18,995
     26,258  DEER VALLEY FUNDING LLC                                                    5.33        07/16/2007            26,205
      5,057  DEER VALLEY FUNDING LLC                                                    5.33        07/19/2007             5,045
      9,483  DEER VALLEY FUNDING LLC                                                    5.34        07/18/2007             9,460
     14,018  DEER VALLEY FUNDING LLC                                                    5.34        07/20/2007            13,981
     12,082  DEER VALLEY FUNDING LLC++                                                  5.34        07/25/2007            12,042
     30,028  DEER VALLEY FUNDING LLC                                                    5.34        07/26/2007            29,923
     12,643  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $12,647)                                                             5.43        07/02/2007            12,643
     31,608  ERASMUS CAPITAL CORPORATION++                                              5.32        07/19/2007            31,530
      3,312  FAIRWAY FINANCE CORPORATION++                                              5.31        07/10/2007             3,308
     25,287  FAIRWAY FINANCE CORPORATION++                                              5.42        07/09/2007            25,261
    218,720  FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $218,786)                                                            5.43        07/02/2007           218,720
      4,123  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.22        07/06/2007             4,121
     12,417  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        08/15/2007            12,338
     12,643  GEORGE STREET FINANCE LLC++                                                5.32        07/13/2007            12,623

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    15,676  GEORGE STREET FINANCE LLC++                                                5.32%       07/12/2007    $       15,653
     12,655  GEORGE STREET FINANCE LLC                                                  5.33        07/18/2007            12,626
     18,801  GEORGE STREET FINANCE LLC                                                  5.33        07/19/2007            18,754
      5,483  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $5,485)                                5.37        07/02/2007             5,483
     63,217  GRAMPIAN FUNDING LLC                                                       5.42        07/12/2007            63,125
     22,416  HARRIER FINANCE FUNDING LLC++                                              5.28        07/13/2007            22,380
     15,804  HARRIER FINANCE FUNDING LLC+/-++                                           5.30        01/11/2008            15,805
      8,410  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.31        07/17/2007             8,391
      7,238  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/07/2007             7,200
     38,539  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/08/2007            38,331
     31,608  HUDSON-THAMES LLC+/-++                                                     5.33        06/16/2008            31,604
     41,091  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        07/16/2008            41,091
     15,804  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        07/24/2008            15,806
      3,793  K2 (USA) LLC+/-++                                                          5.30        07/16/2007             3,793
      6,322  K2 (USA) LLC+/-++                                                          5.33        09/28/2007             6,322
     39,827  KEEL CAPITAL INCORPORATED++                                                5.33        07/11/2007            39,774
     28,351  KEEL CAPITAL INCORPORATED++                                                5.33        07/18/2007            28,285
     36,350  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008            36,350
      4,263  KLIO III FUNDING CORPORATION++                                             5.27        07/13/2007             4,256
     18,965  KLIO III FUNDING CORPORATION++                                             5.27        07/20/2007            18,915
     11,379  KLIO III FUNDING CORPORATION++                                             5.27        07/23/2007            11,344
     38,777  KLIO III FUNDING CORPORATION++                                             5.28        07/24/2007            38,652
     11,379  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.29        07/03/2007            11,377
     13,908  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/11/2007            13,889
     79,021  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.32        07/30/2007            78,699
     30,575  LIBERTY HARBOUR CDO II LIMITED++                                           5.36        07/18/2007            30,504
     55,631  LIBERTY STREET FUNDING CORPORATION                                         5.33        07/16/2007            55,517
      1,897  LIQUID FUNDING LIMITED                                                     5.26        07/30/2007             1,889
     42,355  LIQUID FUNDING LIMITED+/-++                                                5.33        11/13/2007            42,355
     46,780  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008            46,769
     29,712  LIQUID FUNDING LIMITED                                                     5.34        07/09/2007            29,682
     13,339  METLIFE GLOBAL FUNDING I+/-++                                              5.42        10/05/2007            13,342
     15,804  MORGAN STANLEY+/-                                                          5.33        07/12/2007            15,804
     15,804  MORGAN STANLEY+/-                                                          5.45        08/07/2007            15,804
     23,207  MORGAN STANLEY+/-                                                          5.48        07/27/2007            23,208
    144,876  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $144,920)                                                            5.43        07/02/2007           144,876
      2,924  MORGAN STANLEY SERIES EXL+/-                                               5.38        07/15/2008             2,924
      2,529  NATIONAL CITY BANK+/-                                                      5.43        09/04/2007             2,529
     18,121  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007            18,122
     31,608  NORTHERN ROCK PLC+/-++SS.                                                  5.34        08/04/2008            31,618
     18,017  PREMIUM ASSET TRUST+/-++                                                   5.48        12/21/2007            18,015
     15,804  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.37        12/16/2007            15,804
     12,011  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        11/27/2007            12,011
      2,557  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        12/24/2007             2,558
      8,218  SAINT GERMAIN FUNDING++                                                    5.31        07/13/2007             8,205
     22,758  SEDNA FINANCE INCORPORATED+/-++                                            5.29        04/10/2008            22,756

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    16,120  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39%       04/11/2008    $       16,120
      2,529  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.19        08/20/2007             2,511
     12,643  SLM CORPORATION+/-++                                                       5.32        05/12/2008            12,643
     75,797  SOLITAIRE FUNDING LLC++                                                    5.29        07/06/2007            75,753
     12,643  SOUTHERN COMPANY FUNDING CORPORATION                                       5.34        07/24/2007            12,603
     19,597  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008            19,606
     31,608  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.37        02/15/2008            31,621
     12,643  TANGO FINANCE CORPORATION                                                  5.27        07/31/2007            12,590
     10,652  TASMAN FUNDING INCORPORATED                                                5.29        07/05/2007            10,647
      3,325  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.43        07/06/2007             3,323
     12,065  TICONDEROGA FUNDING LLC++                                                  5.31        07/09/2007            12,053
     16,616  TIERRA ALTA FUNDING I LIMITED++                                            5.33        07/19/2007            16,575
      3,655  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008             3,655
     15,804  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        07/14/2008            15,806
     15,804  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                      5.34        08/08/2008            15,808
     14,793  VERSAILLES CDS LLC++                                                       5.33        07/26/2007            14,741
     12,643  VERSAILLES CDS LLC++                                                       5.38        07/31/2007            12,590
     25,287  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.28        07/27/2007            25,194
     14,516  WHISTLEJACKET CAPITAL LIMITED                                              5.26        07/12/2007            14,495
     12,459  WHISTLEJACKET CAPITAL LIMITED                                              5.34        07/23/2007            12,421
     31,608  WHITE PINE FINANCE LLC+/-++                                                5.32        02/22/2008            31,621
     30,962  WORLD OMNI VEHICLE LEASING++                                               5.35        07/10/2007            30,925
     52,214  ZELA FINANCE CORPORATION                                                   5.31        07/13/2007            52,130

                                                                                                                       2,795,532
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,889,281)                                                              2,889,281
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 3.63%
  1,125,894  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,125,894

TOTAL SHORT-TERM INVESTMENTS (COST $1,125,894)                                                                         1,125,894
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $29,344,901)*                         109.17%                                                               $   33,879,206

OTHER ASSETS AND LIABILITIES, NET            (9.17)                                                                   (2,846,898)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   31,032,308
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,125,894.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 96.47%

AEROSPACE, DEFENSE - 2.27%
    134,133  BE AEROSPACE INCORPORATED+                                                                           $    5,539,693
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES - 2.33%
    106,587  LIFE TIME FITNESS INCORPORATED+<<                                                                         5,673,626
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 4.98%
     47,300  AEROPOSTALE INCORPORATED+<<                                                                               1,971,464
     53,440  CASUAL MALE RETAIL GROUP INCORPORATED+<<                                                                    539,744
     99,600  COLDWATER CREEK INCORPORATED+<<                                                                           2,313,708
     64,710  DSW INCORPORATED CLASS A+<<                                                                               2,253,202
     60,339  UNDER ARMOUR INCORPORATED+<<                                                                              2,754,475
     95,500  URBAN OUTFITTERS INCORPORATED+<<                                                                          2,294,865

                                                                                                                      12,127,458
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.96%
     86,700  GUESS? INCORPORATED<<                                                                                     4,165,068
     50,100  PHILLIPS-VAN HEUSEN CORPORATION                                                                           3,034,557

                                                                                                                       7,199,625
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.75%
     85,700  UNITED AUTO GROUP INCORPORATED+                                                                           1,824,553
                                                                                                                  --------------
BUSINESS SERVICES - 11.67%
     97,800  ACTIVISION INCORPORATED+                                                                                  1,825,926
     60,900  CERNER CORPORATION+<<                                                                                     3,378,123
     60,000  CITRIX SYSTEMS INCORPORATED+                                                                              2,020,200
     88,300  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       6,630,447
     53,920  CONCUR TECHNOLOGIES INCORPORATED+                                                                         1,232,072
     52,900  F5 NETWORKS INCORPORATED+                                                                                 4,263,740
     41,440  MANPOWER INCORPORATED                                                                                     3,822,426
    271,850  THE TRIZETTO GROUP INCORPORATED+<<                                                                        5,263,016

                                                                                                                      28,435,950
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 1.78%
     68,600  CHATTEM INCORPORATED+<<                                                                                   4,347,868
                                                                                                                  --------------
COAL MINING - 1.49%
    104,500  ARCH COAL INCORPORATED                                                                                    3,636,600
                                                                                                                  --------------
COMMUNICATIONS - 14.24%
    108,500  AMERICAN TOWER CORPORATION CLASS A+<<                                                                     4,557,000
     75,200  EQUINIX INCORPORATED+<<                                                                                   6,878,544
    142,500  FOUNDRY NETWORKS INCORPORATED+                                                                            2,374,050
     45,800  LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                 3,870,100
     98,579  NII HOLDINGS INCORPORATED+                                                                                7,959,268
     65,250  SAVVIS INCORPORATED+                                                                                      3,230,528
    173,300  SBA COMMUNICATIONS CORPORATION+                                                                           5,821,147

                                                                                                                      34,690,637
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.84%
     89,557  CIENA CORPORATION+<<                                                                                 $    3,235,694
     49,700  INTERSIL CORPORATION CLASS A                                                                              1,563,562
     82,200  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   5,024,064
     85,000  MICROSEMI CORPORATION+<<                                                                                  2,035,750
     81,800  NVIDIA CORPORATION+                                                                                       3,379,158
     95,200  TESSERA TECHNOLOGIES INCORPORATED+                                                                        3,860,360

                                                                                                                      19,098,588
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.22%
     49,200  GEN-PROBE INCORPORATED+                                                                                   2,972,664
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.86%
    105,300  LADISH COMPANY INCORPORATED+                                                                              4,527,900
                                                                                                                  --------------
FOOD STORES - 0.66%
     48,205  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                                                      1,616,796
                                                                                                                  --------------
HEALTH SERVICES - 3.00%
     61,200  COVANCE INCORPORATED+<<                                                                                   4,195,872
     56,600  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     3,121,490

                                                                                                                       7,317,362
                                                                                                                  --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 3.56%
     35,209  FOSTER WHEELER LIMITED+                                                                                   3,767,011
     58,900  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     4,895,768

                                                                                                                       8,662,779
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 1.15%
    147,800  KITE REALTY GROUP TRUST                                                                                   2,811,156
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.96%
    164,400  HILTON HOTELS CORPORATION<<                                                                               5,502,468
     31,900  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                     1,703,460

                                                                                                                       7,205,928
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.21%
    137,600  GAMESTOP CORPORATION CLASS A+                                                                             5,380,160
                                                                                                                  --------------
INSURANCE CARRIERS - 2.32%
     60,100  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                      2,406,404
     72,800  PMI GROUP INCORPORATED                                                                                    3,251,976

                                                                                                                       5,658,380
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY - 1.74%
     61,700  CORNELL COMPANIES INCORPORATED+                                                                           1,515,352
     43,100  CORRECTIONS CORPORATION OF AMERICA+                                                                       2,720,041

                                                                                                                       4,235,393
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.73%
    157,700  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                         2,844,908
     33,000  C.R. BARD INCORPORATED                                                                                    2,726,790
    209,200  EV3 INCORPORATED+<<                                                                                       3,531,296
     43,200  HAEMONETICS CORPORATION+                                                                                  2,272,752
     80,500  TRIMBLE NAVIGATION LIMITED+                                                                               2,592,100

                                                                                                                      13,967,846
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MEDICAL EQUIPMENT & SUPPLIES - 1.71%
     96,900  CYTYC CORPORATION+                                                                                   $    4,177,359
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES - 1.10%
     46,300  COVENTRY HEALTH CARE INCORPORATED+                                                                        2,669,195
                                                                                                                  --------------
METAL MINING - 1.35%
    124,500  PAN AMERICAN SILVER CORPORATION+                                                                          3,278,085
                                                                                                                  --------------
OIL & GAS EXTRACTION - 4.94%
     57,000  FOREST OIL CORPORATION+                                                                                   2,408,820
     64,400  NEWFIELD EXPLORATION COMPANY+                                                                             2,933,420
     36,000  OCEANEERING INTERNATIONAL INCORPORATED+<<                                                                 1,895,040
    170,500  TETRA TECHNOLOGIES INCORPORATED+<<                                                                        4,808,100

                                                                                                                      12,045,380
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 2.25%
     26,200  HAYNES INTERNATIONAL INCORPORATED+                                                                        2,212,066
     27,000  PRECISION CASTPARTS CORPORATION                                                                           3,276,720

                                                                                                                       5,488,786
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.02%
     89,600  COOPER TIRE & RUBBER COMPANY                                                                              2,474,752
                                                                                                                  --------------
TOBACCO PRODUCTS - 0.95%
     29,900  LOEWS CORPORATION - CAROLINA GROUP                                                                        2,310,373
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.48%
    167,400  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 6,034,770
                                                                                                                  --------------
TRANSPORTATION SERVICES - 1.03%
     94,273  HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                       2,504,834
                                                                                                                  --------------
WATER TRANSPORTATION - 0.55%
     70,800  AEGEAN MARINE PETROLEUM NETWORK INCORPORATED                                                              1,346,616
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.59%
    111,850  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                              3,872,247
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 0.78%
     57,300  DREW INDUSTRIES INCORPORATED+<<                                                                           1,898,921
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $188,322,570)                                                                              235,032,280
                                                                                                                  --------------
RIGHTS - 0.00%
     90,400  SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 19.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.63%
    726,081  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      726,081
    812,141  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             812,141

                                                                                                                       1,538,222
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 18.83%
$   477,917  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47%         08/16/2007    $    477,979
    321,892  AQUIFER FUNDING LIMITED++                                                  5.29          07/03/2007         321,844
    259,315  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.36          10/25/2007         259,341
    307,392  ATOMIUM FUNDING CORPORATION++                                              5.28          08/07/2007         305,781
    985,395  ATOMIUM FUNDING CORPORATION                                                5.29          08/15/2007         979,089
    259,315  BANCO SANTANDER TOTTA LN+/-++                                              5.32          07/16/2008         259,317
    518,629  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $518,785)                  5.43          07/02/2007         518,629
    777,944  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $778,179)                              5.43          07/02/2007         777,944
    207,452  BNP PARIBAS+/-                                                             5.33          05/07/2008         207,431
    248,854  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $248,929)                                                  5.39          07/02/2007         248,854
    394,158  BUCKINGHAM III CDO                                                         5.35          08/21/2007         391,289
    321,550  BUCKINGHAM III CDO                                                         5.39          09/17/2007         317,945
    435,649  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28          07/11/2007         435,078
    103,726  CEDAR SPRINGS CAPITAL COMPANY                                              5.26          07/10/2007         103,604
    211,207  CEDAR SPRINGS CAPITAL COMPANY                                              5.26          07/13/2007         210,869
    145,216  CEDAR SPRINGS CAPITAL COMPANY                                              5.34          07/20/2007         144,836
    124,471  CHARTA LLC                                                                 5.28          07/12/2007         124,289
  1,037,258  CHARTA LLC                                                                 5.45          07/03/2007       1,037,103
    674,218  CHEYNE FINANCE LLC+/-++                                                    5.31          02/25/2008         674,177
    259,315  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32          07/16/2007         259,315
    103,726  CIT GROUP INCORPORATED+/-                                                  5.43          12/19/2007         103,730
    110,831  CIT GROUP INCORPORATED+/-                                                  5.59          09/20/2007         110,852
    114,358  CIT GROUP INCORPORATED+/-                                                  5.59          11/23/2007         114,393
  2,823,455  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,824,307)                                                5.43          07/02/2007       2,823,455
    134,844  COBBLER FUNDING LIMITED++                                                  5.28          07/25/2007         134,392
     51,863  COMERICA BANK+/-                                                           5.32          02/08/2008          51,730
    846,403  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.33          07/09/2007         845,539
    259,315  CULLINAN FINANCE CORPORATION+/-++                                          5.32          02/12/2008         259,270
    312,173  DEER VALLEY FUNDING LLC++                                                  5.30          07/13/2007         311,674
    430,846  DEER VALLEY FUNDING LLC                                                    5.33          07/16/2007         429,967
     82,981  DEER VALLEY FUNDING LLC                                                    5.33          07/19/2007          82,775
    155,589  DEER VALLEY FUNDING LLC                                                    5.34          07/18/2007         155,226
    230,002  DEER VALLEY FUNDING LLC                                                    5.34          07/20/2007         229,399
    198,241  DEER VALLEY FUNDING LLC++                                                  5.34          07/25/2007         197,577
    492,698  DEER VALLEY FUNDING LLC                                                    5.34          07/26/2007         490,973
    207,452  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $207,515)                                                  5.43          07/02/2007         207,452
    518,629  ERASMUS CAPITAL CORPORATION++                                              5.32          07/19/2007         517,343
     54,342  FAIRWAY FINANCE CORPORATION++                                              5.31          07/10/2007          54,278
    414,903  FAIRWAY FINANCE CORPORATION++                                              5.42          07/09/2007         414,480
  3,588,748  FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $3,589,831)                                                5.43          07/02/2007       3,588,748
     67,650  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.22          07/06/2007          67,611
    203,738  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29          08/15/2007         202,434

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   207,452  GEORGE STREET FINANCE LLC++                                                5.32%         07/13/2007    $    207,120
    257,209  GEORGE STREET FINANCE LLC++                                                5.32          07/12/2007         256,833
    207,649  GEORGE STREET FINANCE LLC                                                  5.33          07/18/2007         207,165
    308,481  GEORGE STREET FINANCE LLC                                                  5.33          07/19/2007         307,716
     89,966  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $89,993)                               5.37          07/02/2007          89,966
  1,037,258  GRAMPIAN FUNDING LLC                                                       5.42          07/12/2007       1,035,744
    367,801  HARRIER FINANCE FUNDING LLC++                                              5.28          07/13/2007         367,213
    259,315  HARRIER FINANCE FUNDING LLC+/-++                                           5.30          01/11/2008         259,335
    137,986  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.31          07/17/2007         137,684
    118,766  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32          08/07/2007         118,144
    632,344  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32          08/08/2007         628,935
    518,629  HUDSON-THAMES LLC+/-++                                                     5.33          06/16/2008         518,562
    674,218  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39          07/16/2008         674,218
    259,315  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32          07/24/2008         259,338
     62,236  K2 (USA) LLC+/-++                                                          5.30          07/16/2007          62,236
    103,726  K2 (USA) LLC+/-++                                                          5.33          09/28/2007         103,726
    653,473  KEEL CAPITAL INCORPORATED++                                                5.33          07/11/2007         652,617
    465,179  KEEL CAPITAL INCORPORATED++                                                5.33          07/18/2007         464,095
    596,424  KESTREL FUNDING US LLC+/-++                                                5.29          02/25/2008         596,435
     69,942  KLIO III FUNDING CORPORATION++                                             5.27          07/13/2007          69,830
    311,178  KLIO III FUNDING CORPORATION++                                             5.27          07/20/2007         310,362
    186,707  KLIO III FUNDING CORPORATION++                                             5.27          07/23/2007         186,135
    636,244  KLIO III FUNDING CORPORATION++                                             5.28          07/24/2007         634,202
    186,707  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.29          07/03/2007         186,678
    228,197  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31          07/11/2007         227,898
  1,296,573  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.32          07/30/2007       1,291,283
    501,670  LIBERTY HARBOUR CDO II LIMITED++                                           5.36          07/18/2007         500,501
    912,787  LIBERTY STREET FUNDING CORPORATION                                         5.33          07/16/2007         910,925
     31,118  LIQUID FUNDING LIMITED                                                     5.26          07/30/2007          30,991
    694,963  LIQUID FUNDING LIMITED+/-++                                                5.33          11/13/2007         694,963
    767,571  LIQUID FUNDING LIMITED+/-++                                                5.33          06/11/2008         767,379
    487,511  LIQUID FUNDING LIMITED                                                     5.34          07/09/2007         487,014
    218,862  METLIFE GLOBAL FUNDING I+/-++                                              5.42          10/05/2007         218,923
    259,315  MORGAN STANLEY+/-                                                          5.33          07/12/2007         259,315
    259,315  MORGAN STANLEY+/-                                                          5.45          08/07/2007         259,315
    380,778  MORGAN STANLEY+/-                                                          5.48          07/27/2007         380,797
  2,377,120  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,377,837)                                                5.43          07/02/2007       2,377,120
     47,973  MORGAN STANLEY SERIES EXL+/-                                               5.38          07/15/2008          47,977
     41,490  NATIONAL CITY BANK+/-                                                      5.43          09/04/2007          41,493
    297,330  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48          07/20/2007         297,348
    518,629  NORTHERN ROCK PLC+/-++SS.                                                  5.34          08/04/2008         518,780
    295,619  PREMIUM ASSET TRUST+/-++                                                   5.48          12/21/2007         295,595
    259,315  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.37          12/16/2007         259,315
    197,079  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37          11/27/2007         197,079
     41,957  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37          12/24/2007          41,967
    134,844  SAINT GERMAIN FUNDING++                                                    5.31          07/13/2007         134,628

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   373,413  SEDNA FINANCE INCORPORATED+/-++                                            5.29%         04/10/2008    $    373,379
    264,501  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39          04/11/2008         264,501
     41,490  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.19          08/20/2007          41,194
    207,452  SLM CORPORATION+/-++                                                       5.32          05/12/2008         207,452
  1,243,673  SOLITAIRE FUNDING LLC++                                                    5.29          07/06/2007       1,242,951
    207,452  SOUTHERN COMPANY FUNDING CORPORATION                                       5.34          07/24/2007         206,786
    321,550  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35          04/03/2008         321,688
    518,629  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.37          02/15/2008         518,837
    207,452  TANGO FINANCE CORPORATION                                                  5.27          07/31/2007         206,574
    174,778  TASMAN FUNDING INCORPORATED                                                5.29          07/05/2007         174,701
     54,549  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.43          07/06/2007          54,518
    197,961  TICONDEROGA FUNDING LLC++                                                  5.31          07/09/2007         197,759
    272,633  TIERRA ALTA FUNDING I LIMITED++                                            5.33          07/19/2007         271,957
     59,964  TRAVELERS INSURANCE COMPANY+/-                                             5.39          02/08/2008          59,963
    259,315  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33          07/14/2008         259,346
    259,315  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                      5.34          08/08/2008         259,372
    242,718  VERSAILLES CDS LLC++                                                       5.33          07/26/2007         241,869
    207,452  VERSAILLES CDS LLC++                                                       5.38          07/31/2007         206,574
    414,903  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.28          07/27/2007         413,389
    238,186  WHISTLEJACKET CAPITAL LIMITED                                              5.26          07/12/2007         237,838
    204,423  WHISTLEJACKET CAPITAL LIMITED                                              5.34          07/23/2007         203,797
    518,629  WHITE PINE FINANCE LLC+/-++                                                5.32          02/22/2008         518,837
    508,018  WORLD OMNI VEHICLE LEASING++                                               5.35          07/10/2007         507,424
    856,724  ZELA FINANCE CORPORATION                                                   5.31          07/13/2007         855,353

                                                                                                                      45,868,966
                                                                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $47,407,188)                                                            47,407,188
                                                                                                                    ------------

SHARES
SHORT-TERM INVESTMENTS - 3.34%
  8,126,164  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              8,126,164

TOTAL SHORT-TERM INVESTMENTS (COST $8,126,164)                                                                         8,126,164
                                                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $243,855,922)*                        119.27%                                                                 $290,565,632

OTHER ASSETS AND LIABILITIES, NET           (19.27)                                                                  (46,943,000)
                                            ------                                                                  ------------

TOTAL NET ASSETS                            100.00%                                                                 $243,622,632
                                            ======                                                                  ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,126,164.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 99.60%

BUSINESS SERVICES - 2.22%
      29,625   CISCO SYSTEMS INCORPORATED+                                                                          $      825,056
      36,600   MICROSOFT CORPORATION                                                                                     1,078,602
      22,950   SYMANTEC CORPORATION+                                                                                       463,590

                                                                                                                         2,367,248
                                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS - 11.91%
      23,525   ABBOTT LABORATORIES                                                                                       1,259,764
      13,685   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     1,099,863
      10,550   COLGATE-PALMOLIVE COMPANY                                                                                   684,168
      31,050   E.I. DU PONT DE NEMOURS & COMPANY                                                                         1,578,582
      15,995   JOHNSON & JOHNSON                                                                                           985,612
      10,525   MERCK & COMPANY INCORPORATED                                                                                524,145
      86,830   PFIZER INCORPORATED                                                                                       2,220,243
      35,915   PROCTER & GAMBLE COMPANY                                                                                  2,197,639
      17,239   ROHM & HAAS COMPANY                                                                                         942,629
      20,475   WYETH                                                                                                     1,174,037

                                                                                                                        12,666,682
                                                                                                                    --------------
COMMUNICATIONS - 6.08%
       8,275   ALLTEL CORPORATION                                                                                          558,976
      81,745   AT&T INCORPORATED                                                                                         3,392,418
       1,658   CITADEL BROADCASTING CORPORATION<<                                                                           10,694
      56,024   VERIZON COMMUNICATIONS INCORPORATED                                                                       2,306,508
      13,476   WINDSTREAM CORPORATION                                                                                      198,906

                                                                                                                         6,467,502
                                                                                                                    --------------
DEPOSITORY INSTITUTIONS - 13.80%
      66,580   BANK OF AMERICA CORPORATION                                                                               3,255,096
      19,400   BANK OF NEW YORK MELLON CORPORATION                                                                         803,936
      81,540   CITIGROUP INCORPORATED                                                                                    4,182,187
      58,670   JPMORGAN CHASE & COMPANY                                                                                  2,842,562
      42,350   US BANCORP                                                                                                1,395,433
      42,925   WACHOVIA CORPORATION                                                                                      2,199,906

                                                                                                                        14,679,120
                                                                                                                    --------------
EATING & DRINKING PLACES - 1.47%
      30,775   MCDONALD'S CORPORATION                                                                                    1,562,139
                                                                                                                    --------------
  ELECTRIC, GAS & SANITARY SERVICES - 4.84%
      10,220   DOMINION RESOURCES INCORPORATED                                                                             882,088
         200   EDISON INTERNATIONAL                                                                                         11,224
         200   EXELON CORPORATION                                                                                           14,520
      10,597   FIRSTENERGY CORPORATION                                                                                     685,944
      28,625   FPL GROUP INCORPORATED                                                                                    1,624,183
      35,000   MDU RESOURCES GROUP INCORPORATED                                                                            981,400
      10,830   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                950,657

                                                                                                                         5,150,016
                                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.90%
      25,165   EMERSON ELECTRIC COMPANY                                                                                  1,177,722
      88,205   GENERAL ELECTRIC COMPANY                                                                                  3,376,487

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
      46,500   MOTOROLA INCORPORATED                                                                                $      823,050
      31,900   NOKIA OYJ ADR                                                                                               896,709

                                                                                                                         6,273,968
                                                                                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.35%
      18,450   COMMERCIAL METALS COMPANY                                                                                   623,057
      22,845   FORTUNE BRANDS INCORPORATED<<                                                                             1,881,743

                                                                                                                         2,504,800
                                                                                                                    --------------
FOOD & KINDRED PRODUCTS - 1.78%
      14,434   KRAFT FOODS INCORPORATED CLASS A                                                                            508,799
      21,340   PEPSICO INCORPORATED                                                                                      1,383,899

                                                                                                                         1,892,698
                                                                                                                    --------------
GENERAL MERCHANDISE STORES - 2.45%
      14,441   MACY'S INCORPORATED                                                                                         574,463
      31,965   TARGET CORPORATION                                                                                        2,032,974

                                                                                                                         2,607,437
                                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.98%
      12,859   3M COMPANY                                                                                                1,116,033
      42,115   HEWLETT-PACKARD COMPANY                                                                                   1,879,171
      47,365   INTEL CORPORATION                                                                                         1,125,392
      11,160   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,174,590

                                                                                                                         5,295,186
                                                                                                                    --------------
INSURANCE CARRIERS - 9.06%
      25,425   ALLSTATE CORPORATION                                                                                      1,563,892
      34,688   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 2,429,201
      29,500   METLIFE INCORPORATED                                                                                      1,902,160
      50,475   THE TRAVELERS COMPANIES INCORPORATED                                                                      2,700,413
      13,100   WELLPOINT INCORPORATED+                                                                                   1,045,773

                                                                                                                         9,641,439
                                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.48%
       6,915   BECTON DICKINSON & COMPANY                                                                                  515,168
                                                                                                                    --------------
MOTION PICTURES - 1.66%
      48,975   TIME WARNER INCORPORATED                                                                                  1,030,434
      21,600   WALT DISNEY COMPANY                                                                                         737,424

                                                                                                                         1,767,858
                                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.31%
      22,625   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                       962,015
      20,170   AMERICAN EXPRESS COMPANY                                                                                  1,234,001
      14,300   CAPITAL ONE FINANCIAL CORPORATION<<                                                                       1,121,692
      48,525   CAPITALSOURCE INCORPORATED<<                                                                              1,193,230
      31,325   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       1,138,664

                                                                                                                         5,649,602
                                                                                                                    --------------
OIL & GAS EXTRACTION - 2.36%
      21,800   CHESAPEAKE ENERGY CORPORATION                                                                               754,280
      32,700   HALLIBURTON COMPANY<<                                                                                     1,128,150
       8,800   TIDEWATER INCORPORATED<<                                                                                    623,744

                                                                                                                         2,506,174
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 13.73%
      14,309   BP PLC ADR                                                                                           $    1,032,251
      44,875   CHEVRON CORPORATION<<                                                                                     3,780,270
      41,300   CONOCOPHILLIPS                                                                                            3,242,050
      55,914   EXXON MOBIL CORPORATION                                                                                   4,690,066
      20,600   MARATHON OIL CORPORATION                                                                                  1,235,176
       8,550   VALERO ENERGY CORPORATION                                                                                   631,503

                                                                                                                        14,611,316
                                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.43%
       2,534   AMERIPRISE FINANCIAL INCORPORATED                                                                           161,086
       3,375   GOLDMAN SACHS GROUP INCORPORATED                                                                            731,531
      10,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                       745,200
       8,250   MERRILL LYNCH & COMPANY INCORPORATED                                                                        689,535
      28,435   MORGAN STANLEY                                                                                            2,385,128

                                                                                                                         4,712,480
                                                                                                                    --------------
TOBACCO PRODUCTS - 1.38%
      20,995   ALTRIA GROUP INCORPORATED                                                                                 1,472,589
                                                                                                                    --------------
TRANSPORTATION EQUIPMENT - 2.84%
      29,258   HONEYWELL INTERNATIONAL INCORPORATED                                                                      1,646,640
      19,375   UNITED TECHNOLOGIES CORPORATION                                                                           1,374,269

                                                                                                                         3,020,909
                                                                                                                    --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.57%
      18,290   SYSCO CORPORATION                                                                                           603,383
                                                                                                                    --------------
TOTAL COMMON STOCKS (COST $81,745,735)                                                                                 105,967,714
                                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING - 11.49%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.37%
     187,216   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      187,216
     209,407   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             209,407

                                                                                                                           396,623
                                                                                                                    --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 11.12%s
$    123,229   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47%       08/16/2007             123,245
      82,998   AQUIFER FUNDING LIMITED++                                                5.29        07/03/2007              82,986
      66,863   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.36        10/25/2007              66,870
      79,259   ATOMIUM FUNDING CORPORATION++                                            5.28        08/07/2007              78,844
     254,079   ATOMIUM FUNDING CORPORATION                                              5.29        08/15/2007             252,453
      66,863   BANCO SANTANDER TOTTA LN+/-++                                            5.32        07/16/2008              66,864
     133,726   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT- 102% COLLATERALIZED (MATURITY VALUE $133,766)                 5.43        07/02/2007             133,726
     200,589   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $200,650)                5.43        07/02/2007             200,589

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     53,490   BNP PARIBAS+/-                                                           5.33%       05/07/2008      $       53,485
      64,166   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $64,185)                                                 5.39        07/02/2007              64,166
     101,632   BUCKINGHAM III CDO                                                       5.35        08/21/2007             100,892
      82,910   BUCKINGHAM III CDO                                                       5.39        09/17/2007              81,981
     112,330   CAIRN HIGH GRADE FUNDING I LLC++                                         5.28        07/11/2007             112,183
      26,745   CEDAR SPRINGS CAPITAL COMPANY                                            5.26        07/10/2007              26,714
      54,459   CEDAR SPRINGS CAPITAL COMPANY                                            5.26        07/13/2007              54,372
      37,443   CEDAR SPRINGS CAPITAL COMPANY                                            5.34        07/20/2007              37,345
      32,094   CHARTA LLC                                                               5.28        07/12/2007              32,047
     267,452   CHARTA LLC                                                               5.45        07/03/2007             267,412
     173,844   CHEYNE FINANCE LLC+/-++                                                  5.31        02/25/2008             173,833
      66,863   CHEYNE FINANCE LLC SERIES MTN+/-++                                       5.32        07/16/2007              66,863
      26,745   CIT GROUP INCORPORATED+/-                                                5.43        12/19/2007              26,746
      28,577   CIT GROUP INCORPORATED+/-                                                5.59        09/20/2007              28,583
      29,487   CIT GROUP INCORPORATED+/-                                                5.59        11/23/2007              29,496
     728,014   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $728,234)                                                5.43        07/02/2007             728,014
      34,769   COBBLER FUNDING LIMITED++                                                5.28        07/25/2007              34,652
      13,373   COMERICA BANK+/-                                                         5.32        02/08/2008              13,338
     218,241   CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                             5.33        07/09/2007             218,018
      66,863   CULLINAN FINANCE CORPORATION+/-++                                        5.32        02/12/2008              66,852
      80,492   DEER VALLEY FUNDING LLC++                                                5.30        07/13/2007              80,364
     111,092   DEER VALLEY FUNDING LLC                                                  5.33        07/16/2007             110,865
      21,396   DEER VALLEY FUNDING LLC                                                  5.33        07/19/2007              21,343
      40,118   DEER VALLEY FUNDING LLC                                                  5.34        07/18/2007              40,024
      59,305   DEER VALLEY FUNDING LLC                                                  5.34        07/20/2007              59,149
      51,115   DEER VALLEY FUNDING LLC++                                                5.34        07/25/2007              50,944
     127,040   DEER VALLEY FUNDING LLC                                                  5.34        07/26/2007             126,595
      53,490   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $53,506)                                                 5.43        07/02/2007              53,490
     133,726   ERASMUS CAPITAL CORPORATION++                                            5.32        07/19/2007             133,394
      14,012   FAIRWAY FINANCE CORPORATION++                                            5.31        07/10/2007              13,995
     106,981   FAIRWAY FINANCE CORPORATION++                                            5.42        07/09/2007             106,872
     925,341   FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $925,620)                                                5.43        07/02/2007             925,341
      17,443   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.22        07/06/2007              17,433
      52,533   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.29        08/15/2007              52,197
      53,490   GEORGE STREET FINANCE LLC++                                              5.32        07/13/2007              53,405
      66,320   GEORGE STREET FINANCE LLC++                                              5.32        07/12/2007              66,223
      53,541   GEORGE STREET FINANCE LLC                                                5.33        07/18/2007              53,417
      79,540   GEORGE STREET FINANCE LLC                                                5.33        07/19/2007              79,343
      23,197   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $23,204)                                  5.37        07/02/2007              23,197
     267,452   GRAMPIAN FUNDING LLC                                                     5.42        07/12/2007             267,062
      94,836   HARRIER FINANCE FUNDING LLC++                                            5.28        07/13/2007              94,684
      66,863   HARRIER FINANCE FUNDING LLC+/-++                                         5.30        01/11/2008              66,868
      35,579   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.31        07/17/2007              35,501

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     30,623   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.32%       08/07/2007      $       30,463
     163,047   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.32        08/08/2007             162,168
     133,726   HUDSON-THAMES LLC+/-++                                                   5.33        06/16/2008             133,709
     173,844   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39        07/16/2008             173,844
      66,863   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.32        07/24/2008              66,869
      16,047   K2 (USA) LLC+/-++                                                        5.30        07/16/2007              16,047
      26,745   K2 (USA) LLC+/-++                                                        5.33        09/28/2007              26,745
     168,495   KEEL CAPITAL INCORPORATED++                                              5.33        07/11/2007             168,274
     119,944   KEEL CAPITAL INCORPORATED++                                              5.33        07/18/2007             119,665
     153,785   KESTREL FUNDING US LLC+/-++                                              5.29        02/25/2008             153,788
      18,034   KLIO III FUNDING CORPORATION++                                           5.27        07/13/2007              18,005
      80,236   KLIO III FUNDING CORPORATION++                                           5.27        07/20/2007              80,025
      48,141   KLIO III FUNDING CORPORATION++                                           5.27        07/23/2007              47,994
     164,052   KLIO III FUNDING CORPORATION++                                           5.28        07/24/2007             163,526
      48,141   LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.29        07/03/2007              48,134
      58,839   LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.31        07/11/2007              58,762
     334,315   LA FAYETTE ASSET SECURITIZATION CORPORATION                              5.32        07/30/2007             332,951
     129,353   LIBERTY HARBOUR CDO II LIMITED++                                         5.36        07/18/2007             129,052
     235,358   LIBERTY STREET FUNDING CORPORATION                                       5.33        07/16/2007             234,878
       8,024   LIQUID FUNDING LIMITED                                                   5.26        07/30/2007               7,991
     179,193   LIQUID FUNDING LIMITED+/-++                                              5.33        11/13/2007             179,193
     197,915   LIQUID FUNDING LIMITED+/-++                                              5.33        06/11/2008             197,865
     125,702   LIQUID FUNDING LIMITED                                                   5.34        07/09/2007             125,574
      56,432   METLIFE GLOBAL FUNDING I+/-++                                            5.42        10/05/2007              56,448
      66,863   MORGAN STANLEY+/-                                                        5.33        07/12/2007              66,863
      66,863   MORGAN STANLEY+/-                                                        5.45        08/07/2007              66,863
      98,182   MORGAN STANLEY+/-                                                        5.48        07/27/2007              98,187
     612,929   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $613,114)                                                5.43        07/02/2007             612,929
      12,370   MORGAN STANLEY SERIES EXL+/-                                             5.38        07/15/2008              12,371
      10,698   NATIONAL CITY BANK+/-                                                    5.43        09/04/2007              10,699
      76,665   NATIONWIDE BUILDING SOCIETY+/-++                                         5.48        07/20/2007              76,670
     133,726   NORTHERN ROCK PLC+/-++SS.                                                5.34        08/04/2008             133,765
      76,224   PREMIUM ASSET TRUST+/-++                                                 5.48        12/21/2007              76,218
      66,863   PREMIUM ASSET TRUST SERIES 06-B+/-++                                     5.37        12/16/2007              66,863
      50,816   PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.37        11/27/2007              50,816
      10,818   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.37        12/24/2007              10,821
      34,769   SAINT GERMAIN FUNDING++                                                  5.31        07/13/2007              34,713
      96,283   SEDNA FINANCE INCORPORATED+/-++                                          5.29        04/10/2008              96,274
      68,200   SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.39        04/11/2008              68,200
      10,698   SKANDINAVISKA ENSKILDA BANKEN AB                                         5.19        08/20/2007              10,622
      53,490   SLM CORPORATION+/-++                                                     5.32        05/12/2008              53,490
     320,675   SOLITAIRE FUNDING LLC++                                                  5.29        07/06/2007             320,489
      53,490   SOUTHERN COMPANY FUNDING CORPORATION                                     5.34        07/24/2007              53,319
      82,910   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.35        04/03/2008              82,946
     133,726   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.37        02/15/2008             133,780

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     53,490   TANGO FINANCE CORPORATION                                                5.27%       07/31/2007      $       53,264
      45,066   TASMAN FUNDING INCORPORATED                                              5.29        07/05/2007              45,046
      14,065   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     5.43        07/06/2007              14,057
      51,043   TICONDEROGA FUNDING LLC++                                                5.31        07/09/2007              50,991
      70,297   TIERRA ALTA FUNDING I LIMITED++                                          5.33        07/19/2007              70,123
      15,461   TRAVELERS INSURANCE COMPANY+/-                                           5.39        02/08/2008              15,461
      66,863   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.33        07/14/2008              66,871
      66,863   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                    5.34        08/08/2008              66,878
      62,584   VERSAILLES CDS LLC++                                                     5.33        07/26/2007              62,365
      53,490   VERSAILLES CDS LLC++                                                     5.38        07/31/2007              53,264
     106,981   WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                 5.28        07/27/2007             106,590
      61,415   WHISTLEJACKET CAPITAL LIMITED                                            5.26        07/12/2007              61,325
      52,709   WHISTLEJACKET CAPITAL LIMITED                                            5.34        07/23/2007              52,548
     133,726   WHITE PINE FINANCE LLC+/-++                                              5.32        02/22/2008             133,780
     130,990   WORLD OMNI VEHICLE LEASING++                                             5.35        07/10/2007             130,837
     220,902   ZELA FINANCE CORPORATION                                                 5.31        07/13/2007             220,549

                                                                                                                        11,827,092
                                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,223,715)                                                              12,223,715
                                                                                                                    --------------

SHARES
SHORT-TERM INVESTMENTS - 0.33%
     350,230   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                350,230

TOTAL SHORT-TERM INVESTMENTS (COST $350,230)                                                                               350,230
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $94,319,680)*                                              111.42%                                            $  118,541,659

OTHER ASSETS AND LIABILITIES, NET                                (11.42)                                               (12,149,449)
                                                                 ------                                             --------------
TOTAL NET ASSETS                                                 100.00%                                            $  106,392,210
                                                                 ======                                             ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $350,230.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 97.94%

AUSTRALIA - 6.15%
     70,231  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                              $       442,397
     17,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      429,496
     17,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            449,674
     11,571  RIO TINTO LIMITED (METAL MINING)                                                                            969,122
     21,923  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                       259,094
     10,770  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           417,735

                                                                                                                       2,967,518
                                                                                                                 ---------------
AUSTRIA - 0.74%
      5,300  OMV AG (Oil & Gas Extraction)                                                                               355,007
                                                                                                                 ---------------
BELGIUM - 1.66%
      4,000  DELHAIZE GROUP (FOOD STORES)                                                                                394,397
      9,475  FORTIS (DEPOSITORY INSTITUTIONS)                                                                            404,084

                                                                                                                         798,481
                                                                                                                 ---------------
CHINA - 0.98%
    849,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)+                            471,232
                                                                                                                 ---------------
FINLAND - 2.72%
     10,700  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              335,837
      5,644  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          334,737
     22,800  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 642,171

                                                                                                                       1,312,745
                                                                                                                 ---------------
FRANCE - 10.21%
      3,200  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                         538,018
      4,300  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      361,937
      6,466  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      475,816
      5,400  CARREFOUR SA (FOOD STORES)                                                                                  381,073
      3,544  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   498,131
      4,274  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     494,820
      9,570  PUBLICIS GROUPE (COMMUNICATIONS)                                                                            422,901
      5,917  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           490,914
     11,000  TOTAL SA (OIL & GAS EXTRACTION)                                                                             897,151
      8,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       362,785

                                                                                                                       4,923,546
                                                                                                                 ---------------
GERMANY - 9.65%
      2,700  ALLIANZ SE (INSURANCE CARRIERS)                                                                             634,355
     11,400  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                    386,043
     12,786  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    614,164
      7,800  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                               724,101
      3,500  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 588,773
      6,660  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 307,648
      9,317  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                           325,468
      6,500  METRO AG (FOOD STORES)                                                                                      540,868
      3,700  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                              533,679

                                                                                                                       4,655,099
                                                                                                                 ---------------
GREECE - 0.95%
     14,567  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     459,378
                                                                                                                 ---------------
HONG KONG - 5.16%
     37,000  Cheung Kong Holdings Limited (Real Estate)                                                                  484,551
     42,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                           456,297

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HONG KONG (CONTINUED)
    553,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                    $       322,498
    129,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                  444,617
     31,560  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               379,808
     57,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                             400,936

                                                                                                                       2,488,707
                                                                                                                 ---------------
INDIA - 0.69%
      6,600  INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)<<                                                      332,508
                                                                                                                 ---------------
IRELAND - 0.40%
     15,395  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                  194,609
                                                                                                                 ---------------
ITALY - 2.48%
     20,007  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           728,413
     52,100  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           467,514

                                                                                                                       1,195,927
                                                                                                                 ---------------
JAPAN - 19.93%
     12,800  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 238,067
     31,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          217,535
         79  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      609,543
      4,900  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             506,217
     70,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    516,223
     10,300  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  665,892
         42  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                         392,284
     11,500  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                         189,137
     23,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               595,898
     13,400  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                  351,529
         61  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       673,787
     19,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                533,929
      7,400  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                  558,343
     27,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              476,954
     31,800  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  619,858
      6,000  SONY CORPORATION (ELECTRONIC)                                                                               308,467
     71,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                  418,648
     40,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          381,726
     13,000  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                   823,553
     18,300  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     532,093

                                                                                                                       9,609,683
                                                                                                                 ---------------
NETHERLANDS - 6.13%
      6,104  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 528,405
      9,796  ARCELOR MITTAL NV (BASIC MATERIALS)                                                                         617,446
     17,600  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                          488,326
     12,500  ING GROEP NV (FINANCIAL SERVICES)                                                                           554,747
     16,100  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                 268,460
     16,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                496,623

                                                                                                                       2,954,007
                                                                                                                 ---------------
RUSSIA - 1.82%
      6,088  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                           466,950
     37,579  VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+ ++                                                  412,617

                                                                                                                         879,567
                                                                                                                 ---------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SINGAPORE - 1.37%
     68,000  CAPITALAND LIMITED (REAL ESTATE)                                                                    $       359,824
     21,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      301,813

                                                                                                                         661,637
                                                                                                                 ---------------
SPAIN - 0.59%
     11,418  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  286,203
                                                                                                                 ---------------
SWEDEN - 2.17%
     12,300  SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          265,272
      9,338  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                       339,976
    110,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    441,660

                                                                                                                       1,046,908
                                                                                                                 ---------------
SWITZERLAND - 7.10%
      5,200  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             565,338
     15,700  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   886,860
      5,100  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                         907,687
      8,400  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                        506,132
      1,789  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           555,447

                                                                                                                       3,421,464
                                                                                                                 ---------------
TAIWAN - 0.66%
     28,642  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          318,788
                                                                                                                 ---------------
UNITED KINGDOM - 16.38%
     42,850  AVIVA PLC (INSURANCE CARRIERS)                                                                              639,764
     57,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     463,573
     37,100  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      518,527
     43,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               552,633
     17,741  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         293,201
     26,290  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           688,952
     19,900  INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            258,351
    195,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              587,765
     34,522  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  511,612
     57,863  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  625,712
  4,396,962  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                            9,006
     13,400  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        547,323
     29,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                          372,997
     12,753  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          303,464
     19,129  SMITHS GROUP PLC CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                 132,526
    286,069  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                         963,942
      9,167  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            221,269
     22,700  YELL GROUP PLC (COMMUNICATIONS)                                                                             210,716

                                                                                                                       7,901,333
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $36,729,582)                                                                                47,234,347
                                                                                                                 ---------------

COLLATERAL FOR SECURITIES LENDING - 0.49%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.02%
      3,628  SCUDDER DAILY ASSETS MONEY MARKET FUND (COLLATERAL INVESTED IN MONEY MARKET FUNDS)                            3,628
      4,057  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND (COLLATERAL INVESTED IN MONEY MARKET FUNDS)                   4,057

                                                                                                                           7,685
                                                                                                                 ---------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 0.47%
$     2,388  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47%       08/16/2007   $         2,388
      1,608  AQUIFER FUNDING LIMITED++                                                  5.29        07/03/2007             1,608
      1,296  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.36        10/25/2007             1,296
      1,536  ATOMIUM FUNDING CORPORATION++                                              5.28        08/07/2007             1,528
      4,923  ATOMIUM FUNDING CORPORATION                                                5.29        08/15/2007             4,892
      1,296  BANCO SANTANDER TOTTA LOAN+/-++                                            5.32        07/16/2008             1,296
      2,591  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,592)                    5.43        07/02/2007             2,591
      3,887  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $3,888)                                5.43        07/02/2007             3,887
      1,036  BNP PARIBAS+/-                                                             5.33        05/07/2008             1,036
      1,243  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,243)                                                              5.39        07/02/2007             1,243
      1,969  BUCKINGHAM III CDO                                                         5.35        08/21/2007             1,955
      1,607  BUCKINGHAM III CDO                                                         5.39        09/17/2007             1,588
      2,177  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        07/11/2007             2,174
        518  CEDAR SPRINGS CAPITAL COMPANY                                              5.26        07/10/2007               518
      1,055  CEDAR SPRINGS CAPITAL COMPANY                                              5.26        07/13/2007             1,054
        726  CEDAR SPRINGS CAPITAL COMPANY                                              5.34        07/20/2007               724
        622  CHARTA LLC                                                                 5.28        07/12/2007               621
      5,182  CHARTA LLC                                                                 5.45        07/03/2007             5,182
      3,369  CHEYNE FINANCE LLC+/-++                                                    5.31        02/25/2008             3,368
      1,296  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32        07/16/2007             1,296
        518  CIT GROUP INCORPORATED+/-                                                  5.43        12/19/2007               518
        554  CIT GROUP INCORPORATED+/-                                                  5.59        09/20/2007               554
        571  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007               571
     14,107  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $14,111)                                                             5.43        07/02/2007            14,107
        674  COBBLER FUNDING LIMITED++                                                  5.28        07/25/2007               671
        259  COMERICA BANK+/-                                                           5.32        02/08/2008               258
      4,229  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.33        07/09/2007             4,225
      1,296  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008             1,295
      1,560  DEER VALLEY FUNDING LLC++                                                  5.30        07/13/2007             1,557
      2,153  DEER VALLEY FUNDING LLC                                                    5.33        07/16/2007             2,148
        415  DEER VALLEY FUNDING LLC                                                    5.33        07/19/2007               414
        777  DEER VALLEY FUNDING LLC                                                    5.34        07/18/2007               775
      1,149  DEER VALLEY FUNDING LLC                                                    5.34        07/20/2007             1,146
        990  DEER VALLEY FUNDING LLC++                                                  5.34        07/25/2007               987
      2,462  DEER VALLEY FUNDING LLC                                                    5.34        07/26/2007             2,453
      1,036  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,036)                                                              5.43        07/02/2007             1,036
      2,591  ERASMUS CAPITAL CORPORATION++                                              5.32        07/19/2007             2,585
        272  FAIRWAY FINANCE CORPORATION++                                              5.31        07/10/2007               271
      2,073  FAIRWAY FINANCE CORPORATION++                                              5.42        07/09/2007             2,071
     17,930  FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $17,935)                                                             5.43        07/02/2007            17,930
        338  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.22        07/06/2007               338
      1,018  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        08/15/2007             1,011
      1,036  GEORGE STREET FINANCE LLC++                                                5.32        07/13/2007             1,035
      1,285  GEORGE STREET FINANCE LLC++                                                5.32        07/12/2007             1,283
      1,037  GEORGE STREET FINANCE LLC                                                  5.33        07/18/2007             1,035
      1,541  GEORGE STREET FINANCE LLC                                                  5.33        07/19/2007             1,537

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       450  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $450)                                       5.37%       07/02/2007   $           449
      5,182  GRAMPIAN FUNDING LLC                                                       5.42        07/12/2007             5,175
      1,838  HARRIER FINANCE FUNDING LLC++                                              5.28        07/13/2007             1,835
      1,296  HARRIER FINANCE FUNDING LLC+/-++                                           5.30        01/11/2008             1,296
        689  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.31        07/17/2007               688
        593  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/07/2007               590
      3,159  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/08/2007             3,142
      2,591  HUDSON-THAMES LLC+/-++                                                     5.33        06/16/2008             2,591
      3,369  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        07/16/2008             3,369
      1,296  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        07/24/2008             1,296
        311  K2 (USA) LLC+/-++                                                          5.30        07/16/2007               311
        518  K2 (USA) LLC+/-++                                                          5.33        09/28/2007               518
      3,265  KEEL CAPITAL INCORPORATED++                                                5.33        07/11/2007             3,261
      2,324  KEEL CAPITAL INCORPORATED++                                                5.33        07/18/2007             2,319
      2,980  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008             2,980
        349  KLIO III FUNDING CORPORATION++                                             5.27        07/13/2007               349
      1,555  KLIO III FUNDING CORPORATION++                                             5.27        07/20/2007             1,551
        933  KLIO III FUNDING CORPORATION++                                             5.27        07/23/2007               930
      3,179  KLIO III FUNDING CORPORATION++                                             5.28        07/24/2007             3,169
        933  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.29        07/03/2007               933
      1,140  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/11/2007             1,139
      6,478  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.32        07/30/2007             6,452
      2,506  LIBERTY HARBOUR CDO II LIMITED++                                           5.36        07/18/2007             2,501
      4,561  LIBERTY STREET FUNDING CORPORATION                                         5.33        07/16/2007             4,551
        155  LIQUID FUNDING LIMITED                                                     5.26        07/30/2007               155
      3,472  LIQUID FUNDING LIMITED+/-++                                                5.33        11/13/2007             3,472
      3,835  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008             3,834
      2,436  LIQUID FUNDING LIMITED                                                     5.34        07/09/2007             2,433
      1,094  METLIFE GLOBAL FUNDING I+/-++                                              5.42        10/05/2007             1,094
      1,296  MORGAN STANLEY+/-                                                          5.33        07/12/2007             1,296
      1,296  MORGAN STANLEY+/-                                                          5.45        08/07/2007             1,296
      1,902  MORGAN STANLEY+/-                                                          5.48        07/27/2007             1,903
     11,877  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $11,881)                                                             5.43        07/02/2007            11,877
        240  MORGAN STANLEY SERIES EXL+/-                                               5.38        07/15/2008               240
        207  NATIONAL CITY BANK+/-                                                      5.43        09/04/2007               207
      1,486  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007             1,486
      2,591  NORTHERN ROCK PLC+/-++SS.                                                  5.34        08/04/2008             2,592
      1,477  PREMIUM ASSET TRUST+/-++                                                   5.48        12/21/2007             1,477
      1,296  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.37        12/16/2007             1,296
        985  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        11/27/2007               985
        210  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        12/24/2007               210
        674  SAINT GERMAIN FUNDING++                                                    5.31        07/13/2007               673
      1,866  SEDNA FINANCE INCORPORATED+/-++                                            5.29        04/10/2008             1,865
      1,321  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008             1,321
        207  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.19        08/20/2007               206
      1,036  SLM CORPORATION+/-++                                                       5.32        05/12/2008             1,036

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     6,214  SOLITAIRE FUNDING LLC++                                                    5.29%       07/06/2007   $         6,210
      1,036  SOUTHERN COMPANY FUNDING CORPORATION                                       5.34        07/24/2007             1,033
      1,607  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008             1,607
      2,591  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.37        02/15/2008             2,592
      1,036  TANGO FINANCE CORPORATION                                                  5.27        07/31/2007             1,032
        873  TASMAN FUNDING INCORPORATED                                                5.29        07/05/2007               873
        273  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.43        07/06/2007               272
        989  TICONDEROGA FUNDING LLC++                                                  5.31        07/09/2007               988
      1,362  TIERRA ALTA FUNDING I LIMITED++                                            5.33        07/19/2007             1,359
        300  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008               300
      1,296  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        07/14/2008             1,296
      1,296  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                      5.34        08/08/2008             1,296
      1,213  VERSAILLES CDS LLC++                                                       5.33        07/26/2007             1,208
      1,036  VERSAILLES CDS LLC++                                                       5.38        07/31/2007             1,032
      2,073  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.28        07/27/2007             2,065
      1,190  WHISTLEJACKET CAPITAL LIMITED                                              5.26        07/12/2007             1,188
      1,021  WHISTLEJACKET CAPITAL LIMITED                                              5.34        07/23/2007             1,018
      2,591  WHITE PINE FINANCE LLC+/-++                                                5.32        02/22/2008             2,592
      2,538  WORLD OMNI VEHICLE LEASING++                                               5.35        07/10/2007             2,535
      4,280  ZELA FINANCE CORPORATION                                                   5.31        07/13/2007             4,274

                                                                                                                         229,175
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $236,860)                                                                  236,860
                                                                                                                 ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.39%
    188,419  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                188,419

TOTAL SHORT-TERM INVESTMENTS (COST $188,419)                                                                             188,419
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $37,154,861)*                            98.82%                                                            $    47,659,626

OTHER ASSETS AND LIABILITIES, NET               1.18                                                                     567,093
                                              -------                                                            ---------------
TOTAL NET ASSETS                              100.00%                                                            $    48,226,719
                                              =======                                                            ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $188,419.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.56%

APPAREL & ACCESSORY STORES - 3.29%
     42,200  GAP INCORPORATED                                                                                     $      806,020
                                                                                                                  --------------
BIOPHARMACEUTICALS - 4.04%
     24,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                  990,000
                                                                                                                  --------------
BUSINESS SERVICES - 11.25%
     32,500  CISCO SYSTEMS INCORPORATED+                                                                                 905,125
     16,000  FIRST DATA CORPORATION                                                                                      522,720
     33,396  MICROSOFT CORPORATION                                                                                       984,180
     17,000  SYMANTEC CORPORATION+                                                                                       343,400

                                                                                                                       2,755,425
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 9.67%
     11,100  JOHNSON & JOHNSON                                                                                           683,982
     32,500  PFIZER INCORPORATED                                                                                         831,025
     14,900  WYETH                                                                                                       854,366

                                                                                                                       2,369,373
                                                                                                                  --------------
COMMUNICATIONS - 3.25%
     28,500  COMCAST CORPORATION CLASS A+                                                                                796,860
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 14.21%
     17,000  BANK OF AMERICA CORPORATION                                                                                 831,130
      4,800  BANK OF NEW YORK MELLON CORPORATION                                                                         198,912
     18,200  CITIGROUP INCORPORATED                                                                                      933,478
     14,100  JPMORGAN CHASE & COMPANY                                                                                    683,145
     40,000  WESTERN UNION COMPANY                                                                                       833,200

                                                                                                                       3,479,865
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
- 6.07%
      7,200  ANALOG DEVICES INCORPORATED                                                                                 271,008
     26,200  GENERAL ELECTRIC COMPANY                                                                                  1,002,936
      7,500  NOVELLUS SYSTEMS INCORPORATED+                                                                              212,775

                                                                                                                       1,486,719
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 4.79%
     10,000  DOLLAR GENERAL CORPORATION                                                                                  219,200
     19,800  WAL-MART STORES INCORPORATED                                                                                952,578

                                                                                                                       1,171,778
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.44%
      9,900  3M COMPANY                                                                                                  859,221
     10,000  DELL INCORPORATED+                                                                                          285,500
     38,800  INTEL CORPORATION                                                                                           921,888

                                                                                                                       2,066,609
                                                                                                                  --------------
INSURANCE CARRIERS - 6.16%
     14,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   980,420
     22,100  PROGRESSIVE CORPORATION                                                                                     528,853

                                                                                                                       1,509,273
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MEASURING,ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.97%
     32,500  BOSTON SCIENTIFIC CORPORATION+                                                                       $      498,550
     11,000  COVIDIEN LIMITED+                                                                                           474,100

                                                                                                                         972,650
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.22%
     30,600  TYCO INTERNATIONAL LIMITED                                                                                1,033,974
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 1.75%
     18,100  STAPLES INCORPORATED                                                                                        429,513
                                                                                                                  --------------
MOTION PICTURES - 3.95%
     46,000  TIME WARNER INCORPORATED                                                                                    967,840
                                                                                                                  --------------
OIL & GAS EXTRACTION - 0.83%
      2,600  DEVON ENERGY CORPORATION                                                                                    203,554
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.61%
     11,500  CHEVRON CORPORATION<<                                                                                       968,760
     11,400  CONOCOPHILLIPS                                                                                              894,900

                                                                                                                       1,863,660
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.06%
      4,200  MERRILL LYNCH & COMPANY INCORPORATED                                                                        351,036
     10,600  MORGAN STANLEY                                                                                              889,128

                                                                                                                       1,240,164
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $21,693,411)                                                                                24,143,277
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 4.05%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.13%
     15,186  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       15,186
     16,987  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              16,987

                                                                                                                          32,173
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.92%
$     9,996  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47%       08/16/2007             9,997
      6,733  AQUIFER FUNDING LIMITED++                                                  5.29        07/03/2007             6,732
      5,424  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.36        10/25/2007             5,424
      6,429  ATOMIUM FUNDING CORPORATION++                                              5.28        08/07/2007             6,396
     20,610  ATOMIUM FUNDING CORPORATION                                                5.29        08/15/2007            20,478
      5,424  BANCO SANTANDER TOTTA LOAN+/-++                                            5.32        07/16/2008             5,424
     10,847  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $10,850)                   5.43        07/02/2007            10,847
     16,271  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $16,276)                                    5.43        07/02/2007            16,271
      4,339  BNP PARIBAS+/-                                                             5.33        05/07/2008             4,339
      5,205  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $5,207)                                                              5.39        07/02/2007             5,205
      8,244  BUCKINGHAM III CDO                                                         5.35        08/21/2007             8,184
      6,725  BUCKINGHAM III CDO                                                         5.39        09/17/2007             6,650
      9,112  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        07/11/2007             9,100
      2,170  CEDAR SPRINGS CAPITAL COMPANY                                              5.26        07/10/2007             2,167
      4,418  CEDAR SPRINGS CAPITAL COMPANY                                              5.26        07/13/2007             4,410
      3,037  CEDAR SPRINGS CAPITAL COMPANY                                              5.34        07/20/2007             3,029

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,603  CHARTA LLC                                                                 5.28%       07/12/2007    $        2,600
     21,695  CHARTA LLC                                                                 5.45        07/03/2007            21,692
     14,102  CHEYNE FINANCE LLC+/-++                                                    5.31        02/25/2008            14,101
      5,424  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32        07/16/2007             5,424
      2,170  CIT GROUP INCORPORATED+/-                                                  5.43        12/19/2007             2,170
      2,318  CIT GROUP INCORPORATED+/-                                                  5.59        09/20/2007             2,318
      2,392  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007             2,393
     59,054  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $59,072)                                                             5.43        07/02/2007            59,054
      2,820  COBBLER FUNDING LIMITED++                                                  5.28        07/25/2007             2,811
      1,085  COMERICA BANK+/-                                                           5.32        02/08/2008             1,082
     17,703  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.33        07/09/2007            17,685
      5,424  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008             5,423
      6,529  DEER VALLEY FUNDING LLC++                                                  5.30        07/13/2007             6,519
      9,011  DEER VALLEY FUNDING LLC                                                    5.33        07/16/2007             8,993
      1,736  DEER VALLEY FUNDING LLC                                                    5.33        07/19/2007             1,731
      3,254  DEER VALLEY FUNDING LLC                                                    5.34        07/18/2007             3,247
      4,811  DEER VALLEY FUNDING LLC                                                    5.34        07/20/2007             4,798
      4,146  DEER VALLEY FUNDING LLC++                                                  5.34        07/25/2007             4,132
     10,305  DEER VALLEY FUNDING LLC                                                    5.34        07/26/2007            10,269
      4,339  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $4,340)                                                              5.43        07/02/2007             4,339
     10,847  ERASMUS CAPITAL CORPORATION++                                              5.32        07/19/2007            10,821
      1,137  FAIRWAY FINANCE CORPORATION++                                              5.31        07/10/2007             1,135
      8,678  FAIRWAY FINANCE CORPORATION++                                              5.42        07/09/2007             8,669
     75,061  FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $75,084)                                                             5.43        07/02/2007            75,061
      1,415  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.22        07/06/2007             1,414
      4,261  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        08/15/2007             4,234
      4,339  GEORGE STREET FINANCE LLC++                                                5.32        07/13/2007             4,332
      5,380  GEORGE STREET FINANCE LLC++                                                5.32        07/12/2007             5,372
      4,343  GEORGE STREET FINANCE LLC                                                  5.33        07/18/2007             4,333
      6,452  GEORGE STREET FINANCE LLC                                                  5.33        07/19/2007             6,436
      1,882  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,883)                                     5.37        07/02/2007             1,882
     21,695  GRAMPIAN FUNDING LLC                                                       5.42        07/12/2007            21,663
      7,693  HARRIER FINANCE FUNDING LLC++                                              5.28        07/13/2007             7,680
      5,424  HARRIER FINANCE FUNDING LLC+/-++                                           5.30        01/11/2008             5,424
      2,886  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.31        07/17/2007             2,880
      2,484  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/07/2007             2,471
     13,226  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/08/2007            13,155
     10,847  HUDSON-THAMES LLC+/-++                                                     5.33        06/16/2008            10,846
     14,102  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        07/16/2008            14,102
      5,424  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        07/24/2008             5,424
      1,302  K2 (USA) LLC+/-++                                                          5.30        07/16/2007             1,302
      2,170  K2 (USA) LLC+/-++                                                          5.33        09/28/2007             2,169
     13,668  KEEL CAPITAL INCORPORATED++                                                5.33        07/11/2007            13,650
      9,730  KEEL CAPITAL INCORPORATED++                                                5.33        07/18/2007             9,707
     12,475  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008            12,475
      1,463  KLIO III FUNDING CORPORATION++                                             5.27        07/13/2007             1,461
      6,508  KLIO III FUNDING CORPORATION++                                             5.27        07/20/2007             6,491

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     3,905  KLIO III FUNDING CORPORATION++                                             5.27%       07/23/2007    $        3,893
     13,307  KLIO III FUNDING CORPORATION++                                             5.28        07/24/2007            13,265
      3,905  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.29        07/03/2007             3,904
      4,773  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/11/2007             4,767
     27,119  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.32        07/30/2007            27,008
     10,493  LIBERTY HARBOUR CDO II LIMITED++                                           5.36        07/18/2007            10,468
     19,092  LIBERTY STREET FUNDING CORPORATION                                         5.33        07/16/2007            19,053
        651  LIQUID FUNDING LIMITED                                                     5.26        07/30/2007               648
     14,536  LIQUID FUNDING LIMITED+/-++                                                5.33        11/13/2007            14,536
     16,054  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008            16,050
     10,197  LIQUID FUNDING LIMITED                                                     5.34        07/09/2007            10,186
      4,578  METLIFE GLOBAL FUNDING I+/-++                                              5.42        10/05/2007             4,579
      5,424  MORGAN STANLEY+/-                                                          5.33        07/12/2007             5,424
      5,424  MORGAN STANLEY+/-                                                          5.45        08/07/2007             5,424
      7,964  MORGAN STANLEY+/-                                                          5.48        07/27/2007             7,965
     49,719  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
            (MATURITY VALUE $49,734)                                                    5.43        07/02/2007            49,719
      1,003  MORGAN STANLEY SERIES EXL+/-                                               5.38        07/15/2008             1,003
        868  NATIONAL CITY BANK+/-                                                      5.43        09/04/2007               868
      6,219  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007             6,219
     10,847  NORTHERN ROCK PLC+/-++SS.                                                  5.34        08/04/2008            10,851
      6,183  PREMIUM ASSET TRUST+/-++                                                   5.48        12/21/2007             6,183
      5,424  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.37        12/16/2007             5,424
      4,122  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        11/27/2007             4,122
        878  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        12/24/2007               878
      2,820  SAINT GERMAIN FUNDING++                                                    5.31        07/13/2007             2,816
      7,810  SEDNA FINANCE INCORPORATED+/-++                                            5.29        04/10/2008             7,809
      5,532  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008             5,532
        868  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.19        08/20/2007               862
      4,339  SLM CORPORATION+/-++                                                       5.32        05/12/2008             4,339
     26,012  SOLITAIRE FUNDING LLC++                                                    5.29        07/06/2007            25,997
      4,339  SOUTHERN COMPANY FUNDING CORPORATION                                       5.34        07/24/2007             4,325
      6,725  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008             6,728
     10,847  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.37        02/15/2008            10,852
      4,339  TANGO FINANCE CORPORATION                                                  5.27        07/31/2007             4,321
      3,656  TASMAN FUNDING INCORPORATED                                                5.29        07/05/2007             3,654
      1,141  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.43        07/06/2007             1,140
      4,140  TICONDEROGA FUNDING LLC++                                                  5.31        07/09/2007             4,136
      5,702  TIERRA ALTA FUNDING I LIMITED++                                            5.33        07/19/2007             5,688
      1,254  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008             1,254
      5,424  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        07/14/2008             5,424
      5,424  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                      5.34        08/08/2008             5,425
      5,077  VERSAILLES CDS LLC++                                                       5.33        07/26/2007             5,059
      4,339  VERSAILLES CDS LLC++                                                       5.38        07/31/2007             4,321
      8,678  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.28        07/27/2007             8,646
      4,982  WHISTLEJACKET CAPITAL LIMITED                                              5.26        07/12/2007             4,974
      4,276  WHISTLEJACKET CAPITAL LIMITED                                              5.34        07/23/2007             4,263
     10,847  WHITE PINE FINANCE LLC+/-++                                                5.32        02/22/2008            10,852

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    10,626  WORLD OMNI VEHICLE LEASING++                                               5.35%       07/10/2007    $       10,613
     17,919  ZELA FINANCE CORPORATION                                                   5.31        07/13/2007            17,890

                                                                                                                         959,380
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $991,553)                                                                  991,553
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 1.08%

    265,139  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                265,139

TOTAL SHORT-TERM INVESTMENTS (COST $265,139)                                                                             265,139
                                                                                                                  --------------
Total Investments in Securities
(Cost $22,950,103)*                          103.69%                                                              $   25,399,969

OTHER ASSETS AND LIABILITIES, NET             (3.69)                                                                    (902,889)
                                             ------                                                               --------------
TOTAL NET ASSETS                             100.00%                                                              $   24,497,080
                                             ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $265,139.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 98.52%

APPAREL & ACCESSORY STORES - 2.13%
     32,200  KOHL'S CORPORATION+                                                                                  $    2,287,166
                                                                                                                  --------------
BIOPHARMACEUTICALS - 4.59%
     45,700  GENENTECH INCORPORATED+                                                                                   3,457,662
     23,000  GENZYME CORPORATION+                                                                                      1,481,200

                                                                                                                       4,938,862
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 5.89%
     49,800  FASTENAL COMPANY<<                                                                                        2,084,628
     41,800  HOME DEPOT INCORPORATED                                                                                   1,644,830
     84,800  LOWE'S COMPANIES INCORPORATED                                                                             2,602,512

                                                                                                                       6,331,970
                                                                                                                  --------------
BUSINESS SERVICES - 23.54%
     30,100  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    1,458,947
    218,700  CISCO SYSTEMS INCORPORATED+                                                                               6,090,795
    180,200  EBAY INCORPORATED+                                                                                        5,798,836
      9,200  GOOGLE INCORPORATED CLASS A+                                                                              4,815,096
    205,900  MICROSOFT CORPORATION                                                                                     6,067,873
     39,200  YAHOO! INCORPORATED+                                                                                      1,063,496

                                                                                                                      25,295,043
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 2.40%
     46,600  AMGEN INCORPORATED+                                                                                       2,576,514
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 0.98%
     50,600  WESTERN UNION COMPANY                                                                                     1,053,998
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.26%
     56,600  LINEAR TECHNOLOGY CORPORATION<<                                                                           2,047,788
    171,500  NOKIA OYJ ADR                                                                                             4,820,865
     82,000  TEXAS INSTRUMENTS INCORPORATED                                                                            3,085,660

                                                                                                                       9,954,313
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.81%
    104,750  PAYCHEX INCORPORATED                                                                                      4,097,820
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 5.06%
     59,900  TARGET CORPORATION                                                                                        3,809,640
     33,800  WAL-MART STORES INCORPORATED                                                                              1,626,118

                                                                                                                       5,435,758
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.21%
     76,600  EMC CORPORATION                                                                                           1,386,460
    132,100  INTEL CORPORATION                                                                                         3,138,696

                                                                                                                       4,525,156
                                                                                                                  --------------
INSURANCE CARRIERS - 4.10%
     62,875  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 4,403,136
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 5.55%
    115,075  MEDTRONIC INCORPORATED                                                                                    5,967,790
                                                                                                                  --------------
PERSONAL SERVICES - 1.35%
     36,700  CINTAS CORPORATION                                                                                        1,447,081
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 23.27%
    286,850  CHARLES SCHWAB CORPORATION                                                                           $    5,886,162
      1,900  CME GROUP INCORPORATED                                                                                    1,015,284
     37,800  FRANKLIN RESOURCES INCORPORATED                                                                           5,007,366
     46,225  GOLDMAN SACHS GROUP INCORPORATED                                                                         10,019,269
     31,300  LEGG MASON INCORPORATED                                                                                   3,079,294

                                                                                                                      25,007,375
                                                                                                                  --------------
TRANSPORTATION SERVICES - 2.38%
     29,700  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                      1,559,844
     24,100  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                       995,328

                                                                                                                       2,555,172
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $91,175,194)                                                                               105,877,154
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 4.97%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.16%
     81,732  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       81,732
     91,419  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              91,419

                                                                                                                         173,151
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.81%
$    53,797  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47%       08/16/2007            53,804
     36,234  AQUIFER FUNDING LIMITED++                                                  5.29        07/03/2007            36,229
     29,190  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                         5.36        10/25/2007            29,193
     34,602  ATOMIUM FUNDING CORPORATION++                                              5.28        08/07/2007            34,420
    110,922  ATOMIUM FUNDING CORPORATION                                                5.29        08/15/2007           110,212
     29,190  BANCO SANTANDER TOTTA LOAN+++/-                                            5.32        07/16/2008            29,190
     58,380  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $58,406)                   5.43        07/02/2007            58,380
     87,570  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $87,609)                               5.43        07/02/2007            87,570
     23,352  BNP PARIBAS+/-                                                             5.33        05/07/2008            23,350
     28,012  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE  $28,025)                                                  5.39        07/02/2007            28,012
     44,369  BUCKINGHAM III CDO LLC                                                     5.35        08/21/2007            44,046
     36,196  BUCKINGHAM III CDO LLC                                                     5.39        09/17/2007            35,790
     49,039  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        07/11/2007            48,975
     11,676  CEDAR SPRINGS CAPITAL COMPANY                                              5.26        07/10/2007            11,662
     23,775  CEDAR SPRINGS CAPITAL COMPANY                                              5.26        07/13/2007            23,737
     16,346  CEDAR SPRINGS CAPITAL COMPANY                                              5.34        07/20/2007            16,303
     14,011  CHARTA LLC                                                                 5.28        07/12/2007            13,991
    116,760  CHARTA LLC                                                                 5.45        07/03/2007           116,742
     75,894  CHEYNE FINANCE LLC+++/-                                                    5.31        02/25/2008            75,889
     29,190  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.32        07/16/2007            29,190
     11,676  CIT GROUP INCORPORATED+/-                                                  5.43        12/19/2007            11,676
     12,476  CIT GROUP INCORPORATED+/-                                                  5.59        09/20/2007            12,478
     12,873  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007            12,877
    317,824  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $317,968)                                                            5.43        07/02/2007           317,824
     15,179  COBBLER FUNDING LIMITED++                                                  5.28        07/25/2007            15,128

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     5,838  COMERICA BANK+/-                                                           5.32%       02/08/2008    $        5,823
     95,276  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                       5.33        07/09/2007            95,179
     29,190  CULLINAN FINANCE CORPORATION+++/-                                          5.32        02/12/2008            29,185
     35,140  DEER VALLEY FUNDING LLC++                                                  5.30        07/13/2007            35,084
     48,498  DEER VALLEY FUNDING LLC                                                    5.33        07/16/2007            48,400
      9,341  DEER VALLEY FUNDING LLC                                                    5.33        07/19/2007             9,318
     17,514  DEER VALLEY FUNDING LLC                                                    5.34        07/18/2007            17,473
     25,890  DEER VALLEY FUNDING LLC                                                    5.34        07/20/2007            25,822
     22,315  DEER VALLEY FUNDING LLC++                                                  5.34        07/25/2007            22,240
     55,461  DEER VALLEY FUNDING LLC                                                    5.34        07/26/2007            55,267
     23,352  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $23,362)                                                   5.43        07/02/2007            23,352
     58,380  ERASMUS CAPITAL CORPORATION++                                              5.32        07/19/2007            58,235
      6,117  FAIRWAY FINANCE CORPORATION++                                              5.31        07/10/2007             6,110
     46,704  FAIRWAY FINANCE CORPORATION++                                              5.42        07/09/2007            46,656
    403,970  FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $404,153)                                                            5.43        07/02/2007           403,970
      7,615  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.22        07/06/2007             7,611
     22,934  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        08/15/2007            22,787
     23,352  GEORGE STREET FINANCE LLC++                                                5.32        07/13/2007            23,315
     28,953  GEORGE STREET FINANCE LLC++                                                5.32        07/12/2007            28,911
     23,374  GEORGE STREET FINANCE LLC                                                  5.33        07/18/2007            23,320
     34,724  GEORGE STREET FINANCE LLC                                                  5.33        07/19/2007            34,638
     10,127  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $10,132)                                    5.37        07/02/2007            10,127
    116,760  GRAMPIAN FUNDING LLC                                                       5.42        07/12/2007           116,589
     41,402  HARRIER FINANCE FUNDING LLC++                                              5.28        07/13/2007            41,336
     29,190  HARRIER FINANCE FUNDING LLC+++/-                                           5.30        01/11/2008            29,192
     15,533  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.31        07/17/2007            15,499
     13,369  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/07/2007            13,299
     71,180  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/08/2007            70,797
     58,380  HUDSON-THAMES LLC+++/-                                                     5.33        06/16/2008            58,372
     75,894  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        07/16/2008            75,894
     29,190  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 5.32        07/24/2008            29,193
      7,006  K2 (USA) LLC+++/-                                                          5.30        07/16/2007             7,006
     11,676  K2 (USA) LLC+++/-                                                          5.33        09/28/2007            11,676
     73,559  KEEL CAPITAL INCORPORATED++                                                5.33        07/11/2007            73,462
     52,363  KEEL CAPITAL INCORPORATED++                                                5.33        07/18/2007            52,241
     67,137  KESTREL FUNDING US LLC+++/-                                                5.29        02/25/2008            67,138
      7,873  KLIO III FUNDING CORPORATION++                                             5.27        07/13/2007             7,860
     35,028  KLIO III FUNDING CORPORATION++                                             5.27        07/20/2007            34,936
     21,017  KLIO III FUNDING CORPORATION++                                             5.27        07/23/2007            20,952
     71,619  KLIO III FUNDING CORPORATION++                                             5.28        07/24/2007            71,389
     21,017  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.29        07/03/2007            21,014
     25,687  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/11/2007            25,653
    145,950  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.32        07/30/2007           145,354
     56,471  LIBERTY HARBOUR CDO II LIMITED++                                           5.36        07/18/2007            56,339
    102,749  LIBERTY STREET FUNDING CORPORATION                                         5.33        07/16/2007           102,539

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     3,503  LIQUID FUNDING LIMITED                                                     5.26%       07/30/2007    $        3,488
     78,229  LIQUID FUNDING LIMITED+++/-                                                5.33        11/13/2007            78,229
     86,402  LIQUID FUNDING LIMITED+++/-                                                5.33        06/11/2008            86,381
     54,877  LIQUID FUNDING LIMITED                                                     5.34        07/09/2007            54,821
     24,636  METLIFE GLOBAL FUNDING I+++/-                                              5.42        10/05/2007            24,643
     29,190  MORGAN STANLEY+/-                                                          5.33        07/12/2007            29,190
     29,190  MORGAN STANLEY+/-                                                          5.45        08/07/2007            29,190
     42,862  MORGAN STANLEY+/-                                                          5.48        07/27/2007            42,865
    267,582  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $267,703)                                                            5.43        07/02/2007           267,582
      5,400  MORGAN STANLEY SERIES EXL+/-                                               5.38        07/15/2008             5,401
      4,670  NATIONAL CITY BANK+/-                                                      5.43        09/04/2007             4,671
     33,469  NATIONWIDE BUILDING SOCIETY+++/-                                           5.48        07/20/2007            33,471
     58,380  NORTHERN ROCK PLC+++/-SS.                                                  5.34        08/04/2008            58,397
     33,277  PREMIUM ASSET TRUST+++/-                                                   5.48        12/21/2007            33,274
     29,190  PREMIUM ASSET TRUST SERIES 06-B+++/-                                       5.37        12/16/2007            29,190
     22,184  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.37        11/27/2007            22,184
      4,723  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.37        12/24/2007             4,724
     15,179  SAINT GERMAIN FUNDING++                                                    5.31        07/13/2007            15,154
     42,033  SEDNA FINANCE INCORPORATED+++/-                                            5.29        04/10/2008            42,030
     29,774  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.39        04/11/2008            29,774
      4,670  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.19        08/20/2007             4,637
     23,352  SLM CORPORATION+++/-                                                       5.32        05/12/2008            23,352
    139,995  SOLITAIRE FUNDING LLC++                                                    5.29        07/06/2007           139,914
     23,352  SOUTHERN COMPANY FUNDING CORPORATION                                       5.34        07/24/2007            23,277
     36,196  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.35        04/03/2008            36,211
     58,380  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.37        02/15/2008            58,403
     23,352  TANGO FINANCE CORPORATION                                                  5.27        07/31/2007            23,253
     19,674  TASMAN FUNDING INCORPORATED                                                5.29        07/05/2007            19,665
      6,140  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.43        07/06/2007             6,137
     22,284  TICONDEROGA FUNDING LLC++                                                  5.31        07/09/2007            22,261
     30,689  TIERRA ALTA FUNDING I LIMITED++                                            5.33        07/19/2007            30,613
      6,750  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008             6,750
     29,190  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                         5.33        07/14/2008            29,193
     29,190  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                      5.34        08/08/2008            29,196
     27,322  VERSAILLES CDS LLC++                                                       5.33        07/26/2007            27,226
     23,352  VERSAILLES CDS LLC++                                                       5.38        07/31/2007            23,253
     46,704  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.28        07/27/2007            46,533
     26,812  WHISTLEJACKET CAPITAL LIMITED                                              5.26        07/12/2007            26,772
     23,011  WHISTLEJACKET CAPITAL LIMITED                                              5.34        07/23/2007            22,941
     58,380  WHITE PINE FINANCE LLC+++/-                                                5.32        02/22/2008            58,403
     57,185  WORLD OMNI VEHICLE LEASING++                                               5.35        07/10/2007            57,118
     96,438  ZELA FINANCE CORPORATION                                                   5.31        07/13/2007            96,283

                                                                                                                       5,163,271
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,336,422)                                                              5,336,422
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS - 1.49%
  1,598,899  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $    1,598,899

TOTAL SHORT-TERM INVESTMENTS (COST $1,598,899)                                                                         1,598,899
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $98,110,515)*                                              104.98%                                          $  112,812,475

OTHER ASSETS AND LIABILITIES, NET                                 (4.98)                                              (5,351,502)
                                                                 ------                                           --------------
TOTAL NET ASSETS                                                 100.00%                                          $  107,460,973
                                                                 ======                                           ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,598,899.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 0.12%
$    56,488  FORD CREDIT AUTO OWNER TRUST++                                             5.36%       12/15/2007    $       56,488

Total Asset Backed Securities (Cost $56,488)                                                                              56,488
                                                                                                                  --------------
CERTIFICATES OF DEPOSIT - 1.65%
    250,000  DEUTSCHE BANK (NEW YORK)                                                   5.35        08/08/2007           250,000
    250,000  NATIXIS+/-                                                                 5.40        03/06/2008           250,000
    250,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                       5.27        04/03/2008           249,953

Total Certificates of Deposit (Cost $749,953)                                                                            749,953
                                                                                                                  --------------
COMMERCIAL PAPER - 40.39%
    250,000  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                5.17        11/16/2007           245,081
    500,000  APRECO LLC++                                                               5.22        07/16/2007           498,985
    500,000  AQUINAS FUNDING LLC++                                                      5.21        07/09/2007           499,493
    250,000  ASSCHER FINANCE CORPORATION++                                              5.21        12/10/2007           244,175
    500,000  ATLANTIC ASSET SECURITY CORPORATION++                                      5.24        07/09/2007           499,491
    500,000  ATOMIUM FUNDING CORPORATION++                                              5.25        07/24/2007           498,396
    250,000  ATOMIUM FUNDING CORPORATION++                                              5.28        09/20/2007           247,067
    300,000  BEAR STEARNS COMPANIES INCORPORATED                                        5.30        10/19/2007           300,000
    250,000  CAIRN HIGH GRADE FUNDING I LLC++                                           5.25        08/03/2007           248,833
    250,000  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        09/21/2007           247,030
    500,000  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        07/17/2007           498,904
    250,000  CEDAR SPRINGS CAPITAL COMPANY++                                            5.27        09/12/2007           247,365
    250,000  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        09/17/2007           247,177
    500,000  CHARTA LLC++                                                               5.25        07/10/2007           499,417
    500,000  COBBLER FUNDING LIMITED++                                                  5.19        07/18/2007           498,847
    500,000  CONCORD MINUTEMEN CAPITAL COMPANY                                          5.31        07/11/2008           500,000
    250,000  CROWN POINT CAPITAL COMPANY++                                              5.23        08/21/2007           248,184
    250,000  DEER VALLEY FUNDING LLC++                                                  5.28        08/14/2007           248,423
    250,000  DEER VALLEY FUNDING LLC++                                                  5.27        08/21/2007           248,170
    250,000  DEER VALLEY FUNDING LLC++                                                  5.28        09/12/2007           247,360
  1,000,000  EBBETS FUNDING LLC++                                                       5.39        07/02/2007         1,000,000
    275,000  ERASMUS CAPITAL CORPORATION++                                              5.25        08/15/2007           273,235
    500,000  FCAR OWNER TRUST I                                                         5.21        07/27/2007           498,191
    250,000  FCAR OWNER TRUST I                                                         5.22        12/19/2007           243,838
    250,000  GEMINI SECURITIZATION LLC++                                                5.25        07/26/2007           249,126
    250,000  HARRIER FINANCE FUNDING US LLC++                                           5.25        08/15/2007           248,396
    250,000  HARRIER FINANCE FUNDING US LLC++                                           5.19        11/19/2007           244,954
    250,000  HUDSON-THAMES LLC++                                                        5.19        11/15/2007           245,103
    250,000  KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++                               5.17        11/19/2007           244,974
    250,000  KLIO FUNDING CORPORATION++                                                 5.25        07/24/2007           249,198
    500,000  KLIO II FUNDING CORPORATION++                                              5.25        07/23/2007           498,469
    250,000  KLIO III FUNDING CORPORATION++                                             5.25        08/03/2007           248,833
    250,000  KLIO III FUNDING CORPORATION++                                             5.27        08/24/2007           248,060
    500,000  LEGACY CAPITAL LLC++                                                       5.21        08/02/2007           497,757
    500,000  LEGACY CAPITAL LLC++                                                       5.25        07/10/2007           499,417
    150,000  MONUMENT GLOBAL FUNDING II+++/-                                            5.34        12/20/2007           150,000
    500,000  NATIONWIDE BUILDING SOCIETY++                                              5.24        07/05/2007           499,782
    500,000  NATIONWIDE BUILDING SOCIETY+++/-                                           5.46        02/01/2008           500,373
    500,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.28        09/27/2007           493,620

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$   500,000  PERRY GLOBAL FUNDING LLC++                                                 5.21%       07/19/2007    $      498,770
    250,000  SIMBA FUNDING CORPORATION++                                                5.24        07/27/2007           249,090
    500,000  STANFIELD VICTORIA FUNDING LLC++                                           5.25        07/25/2007           498,323
    250,000  TANGO FINANCE CORPORATION++                                                5.27        09/17/2007           247,182
    500,000  TEMPO FINANCE CORPORATION++                                                5.25        08/20/2007           496,427
    250,000  THUNDER BAY FUNDING LLC++                                                  5.27        08/15/2007           248,390
    250,000  TICONDEROGA FUNDING LLC++                                                  5.29        08/29/2007           247,869
    250,000  UBS FINANCE (DELAWARE) LLC                                                 5.19        10/05/2007           246,576
    250,000  VERSAILLES CDS LLC++                                                       5.27        09/19/2007           247,109
    500,000  WESTPAC SECURITIES (NEW ZEALAND) LIMITED++                                 5.26        08/21/2007           496,347
    250,000  WHISTLEJACKET CAPITAL LIMITED++                                            5.25        07/26/2007           249,125
    250,000  WHISTLEJACKET CAPITAL LIMITED++                                            5.28        09/20/2007           247,067
    250,000  ZELA FINANCE CORPORATION++                                                 5.28        09/18/2007           247,140

TOTAL COMMERCIAL PAPER (COST $18,365,139)                                                                             18,365,139
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 0.30%
    135,000  HSBC FINANCE CORPORATION                                                   5.84        02/15/2008           135,412

TOTAL CORPORATE BONDS & NOTES (COST $135,412)                                                                            135,412
                                                                                                                  --------------
EXTENDABLE BONDS - 17.70%
  1,000,000  BANK OF IRELAND SERIES XMTN+++/-                                           5.32        07/18/2008         1,000,000
    300,000  BASF FINANCE EUROPE NV+++/-                                                5.35        07/18/2008           300,000
    300,000  BES FINANCE LIMITED+++/-                                                   5.37        07/01/2008           300,000
    500,000  BNP PARIBAS SA+/-                                                          5.33        06/16/2008           500,000
    250,000  CAISSE NATIONALE+++/-                                                      5.33        06/02/2008           250,000
    500,000  DNB NOR BANK ASA+++/-                                                      5.32        07/24/2008           500,000
    500,000  FLORIDA HURRICANE CATASTROPHE+/-                                           5.33        07/14/2008           500,000
  1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    5.45        07/09/2007         1,000,000
    500,000  INTESA BANK (IRELAND) PLC+++/-                                             5.32        07/24/2008           500,000
    500,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                    5.30        07/23/2008           500,000
    200,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                    5.30        06/17/2008           200,000
  1,000,000  NORDEA BANK AB+++/-                                                        5.33        07/10/2008         1,000,000
  1,000,000  NORTHERN ROCK PLC SERIES MTN+++/-                                          5.45        07/08/2008         1,000,000
    500,000  PREMIUM ASSET TRUST+++/-                                                   5.38        07/14/2008           500,000

TOTAL EXTENDABLE BONDS (COST $8,050,000)                                                                               8,050,000
                                                                                                                  --------------
MEDIUM TERM NOTES - 7.59%
    500,000  ALLSTATE LIFE GLOBAL FUND TRUST SERIES MTN+/-                              5.38        11/14/2007           500,072
  1,000,000  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.32        07/16/2007           999,991
    250,000  CULLINAN FINANCE CORPORATION SERIES MTN+++/-                               5.31        01/04/2008           249,976
    250,000  KESTREL FUNDING US LLC SERIES MTN+++/-                                     5.33        09/21/2007           249,989
    250,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN+/-                        5.39        07/19/2007           250,011
    300,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN+/-                        5.35        07/25/2008           300,000
    250,000  LIBERTY LIGHT US CAPITAL SERIES MTN+++/-                                   5.31        01/04/2008           249,975
    400,000  SEDNA FINANCE INCORPORATED SERIES MTN++                                    5.35        05/29/2008           400,000
    100,000  VETRA FINANCE INCORPORATED SERIES MTN+++/-                                 5.33        12/06/2007            99,996
    150,000  ZELA FINANCE CORPORATION SERIES MTN+++/-                                   5.33        12/07/2007           149,993

TOTAL MEDIUM TERM NOTES (COST $3,450,003)                                                                         $    3,450,003
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 2.39%
$   500,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES YALE UNIVERSITY
             SERIES U2
             (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)+/-SS.                       3.63%       07/01/2033    $      499,895
    490,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
             AMERICA NA LOC)+/-SS.                                                      5.36        11/01/2028           490,000
    100,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
             (HEFAR, AMBAC INSURED)+/-SS.                                               5.32        12/01/2046           100,000

TOTAL MUNICIPAL BONDS & NOTES (COST $1,089,895)                                                                        1,089,895
                                                                                                                  --------------
SECURED MASTER NOTE AGREEMENT - 5.06%
    500,000  BANC OF AMERICA SECURITIES LLC+/-SS.(e)                                    5.44                --           500,000
    700,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.(e)                               5.50                --           700,000
  1,100,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-SS.(e)                             5.45                --         1,100,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $2,300,000)                                                                  2,300,000
                                                                                                                  --------------
REPURCHASE AGREEMENTS - 9.22%
    691,254  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES (MATURITY VALUE $691,565)                            5.40        07/02/2007           691,254
  1,000,000  CITIGROUP GLOBAL MARKETS INCORPORATED - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES (MATURITY VALUE $1,000,453)                          5.44        07/02/2007         1,000,000
    500,000  CITIGROUP GLOBAL MARKETS INCORPORATED - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES (MATURITY VALUE $500,226)                            5.42        07/02/2007           500,000
  1,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES
             (MATURITY VALUE $1,000,450)                                                5.40        07/02/2007         1,000,000
  1,000,000  JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES
             (MATURITY VALUE $1,000,450)                                                5.40        07/02/2007         1,000,000

TOTAL REPURCHASE AGREEMENTS (COST $4,191,254)                                                                          4,191,254
                                                                                                                  --------------
TIME DEPOSITS - 15.39%
  1,000,000  DEXIA BANK SA (BRUSSELS)                                                   5.33        07/03/2007         1,000,000
  1,000,000  FORTIS BANK (GRAND CAYMAN)                                                 5.36        07/05/2007         1,000,000
  1,000,000  HBOS TREASURY SERVICES PLC                                                 5.42        07/02/2007         1,000,000
  1,000,000  NATIXIS                                                                    5.38        07/02/2007         1,000,000
  1,000,000  SKANDINAV ENSKILDA BANK                                                    5.32        07/02/2007         1,000,000
  1,000,000  SOCIETE GENERALE (PARIS)                                                   5.34        07/05/2007         1,000,000
  1,000,000  UBS AG (CAYMAN ISLANDS)                                                    5.38        07/02/2007         1,000,000

TOTAL TIME DEPOSITS (COST $7,000,000)                                                                                  7,000,000
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $45,388,144)*                          99.81%                                                               $   45,388,144

OTHER ASSETS AND LIABILITIES, NET             0.19                                                                        84,455
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $   45,472,599
                                            ======                                                                ==============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 80.10%

AMUSEMENT & RECREATION SERVICES - 1.23%
    275,000  INTERNATIONAL GAME TECHNOLOGY                                                                        $   10,917,500
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 2.46%
    220,000  NORDSTROM INCORPORATED<<                                                                                 11,246,400
    440,000  URBAN OUTFITTERS INCORPORATED<<+                                                                         10,573,200

                                                                                                                      21,819,600
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.29%
    510,000  AUTONATION INCORPORATED+                                                                                 11,444,400
                                                                                                                  --------------
BIOPHARMACEUTICALS - 1.12%
    425,000  PDL BIOPHARMA INCORPORATED<<+                                                                             9,902,500
                                                                                                                  --------------
BUSINESS SERVICES - 12.25%
    560,000  ACTIVISION INCORPORATED<<+                                                                               10,455,200
    520,000  CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                                   11,419,200
  1,220,000  CNET NETWORKS INCORPORATED<<+                                                                             9,991,800
    235,418  ELECTRONIC ARTS INCORPORATED+                                                                            11,139,980
    380,000  IMS HEALTH INCORPORATED                                                                                  12,209,400
  1,005,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                           11,457,000
    430,000  JUNIPER NETWORKS INCORPORATED<<+                                                                         10,823,100
    204,000  OMNICOM GROUP INCORPORATED                                                                               10,795,680
    655,000  RED HAT INCORPORATED<<+                                                                                  14,593,399
    185,000  VERISIGN INCORPORATED+                                                                                    5,870,050

                                                                                                                     108,754,809
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 5.84%
    280,000  AMYLIN PHARMACEUTICALS INCORPORATED<<+                                                                   11,524,800
    160,000  AVERY DENNISON CORPORATION                                                                               10,636,800
    165,000  CLOROX COMPANY                                                                                           10,246,500
    270,000  PRAXAIR INCORPORATED                                                                                     19,437,300

                                                                                                                      51,845,400
                                                                                                                  --------------
COAL MINING - 1.28%
    235,000  PEABODY ENERGY CORPORATION                                                                               11,369,300
                                                                                                                  --------------
COMMUNICATIONS - 4.62%
    360,000  CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A+                                                  13,028,400
    477,000  COMCAST CORPORATION CLASS A<<+                                                                           13,336,920
     68,000  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                       8,002,240
    299,000  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   6,676,670

                                                                                                                      41,044,230
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 4.77%
    278,000  BANK OF NEW YORK MELLON CORPORATION                                                                      11,520,320
    275,000  FIFTH THIRD BANCORP                                                                                      10,936,750
    290,000  TORONTO-DOMINION BANK                                                                                    19,835,156

                                                                                                                      42,292,226
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

    VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.32%
    565,000  NISOURCE INCORPORATED                                                                                $   11,701,150
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.70%
  4,119,600  ARM HOLDINGS PLC                                                                                         12,119,392
  1,275,000  CELESTICA INCORPORATED+                                                                                   7,968,750
    222,500  MICROSEMI CORPORATION<<+                                                                                  5,328,875
    422,000  MOLEX INCORPORATED CLASS A                                                                               11,204,100
    335,000  NETWORK APPLIANCE INCORPORATED+                                                                           9,782,000
    965,000  ON SEMICONDUCTOR CORPORATION<<+                                                                          10,344,800
    875,900  SANMINA-SCI CORPORATION+                                                                                  2,741,567

                                                                                                                      59,489,484
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.52%
    315,000  ACCENTURE LIMITED CLASS A<<                                                                              13,510,350
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.67%
    147,000  FORTUNE BRANDS INCORPORATED<<                                                                            12,108,390
    213,000  ILLINOIS TOOL WORKS INCORPORATED                                                                         11,542,470

                                                                                                                      23,650,860
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.31%
    345,000  PEPSI BOTTLING GROUP INCORPORATED                                                                        11,619,600
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 1.48%
    207,000  TARGET CORPORATION<<                                                                                     13,165,200
                                                                                                                  --------------
HEALTH SERVICES - 1.05%
    820,000  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<+                                                     9,315,200
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.24%
    215,000  DOVER CORPORATION                                                                                        10,997,250
                                                                                                                  --------------

INSURANCE CARRIERS - 6.33%
    192,000  ACE LIMITED                                                                                              12,003,840
    120,000  AMBAC FINANCIAL GROUP INCORPORATED                                                                       10,462,800
    190,000  MGIC INVESTMENT CORPORATION                                                                              10,803,400
    186,000  RENAISSANCERE HOLDINGS LIMITED                                                                           11,530,140
    135,000  XL CAPITAL LIMITED CLASS A<<                                                                             11,379,150

                                                                                                                      56,179,330
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.62%
    250,000  RESMED INCORPORATED+                                                                                     10,315,000
    217,500  WATERS CORPORATION+                                                                                      12,910,800

                                                                                                                      23,225,800
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 0.53%
     91,100  MEDTRONIC INCORPORATED                                                                                    4,724,446
                                                                                                                  --------------
METAL MINING - 1.07%
    115,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                     9,524,300
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
MISCELLANEOUS RETAIL - 2.85%
    330,000  CVS CAREMARK CORPORATION                                                                             $   12,028,500
    560,000  STAPLES INCORPORATED                                                                                     13,288,800

                                                                                                                      25,317,300
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.62%
    490,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                              14,366,800
                                                                                                                  --------------
OIL & GAS EXTRACTION - 6.47%
    210,000  GLOBALSANTAFE CORPORATION                                                                                15,172,500
    180,000  TRANSOCEAN INCORPORATED+                                                                                 19,076,400
    419,000  WEATHERFORD INTERNATIONAL LIMITED<<+                                                                     23,145,560

                                                                                                                      57,394,460
                                                                                                                  --------------
PERSONAL SERVICES - 1.12%
    258,982  REGIS CORPORATION                                                                                         9,906,062
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.17%
    227,000  E.W. SCRIPPS COMPANY CLASS A<<                                                                           10,371,630
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.32%
     28,700  LEGG MASON INCORPORATED                                                                                   2,823,506
                                                                                                                  --------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 1.35%
    435,000  ASML HOLDING NV NEW YORK REGISTERED SHARES<<+                                                            11,940,750
                                                                                                                  --------------
TEXTILE MILL PRODUCTS - 1.37%
    121,000  MOHAWK INDUSTRIES INCORPORATED+#                                                                         12,195,590
                                                                                                                  --------------
TRANSPORTATION BY AIR - 1.13%
    672,100  SOUTHWEST AIRLINES COMPANY<<                                                                             10,021,011
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $529,689,575)                                                                              710,830,044
                                                                                                                  --------------

UNITS                                                                                             MATURITY DATE
EXCHANGEABLE NOTES - 12.33%
    182,850  AMGEN INCORPORATE+ ++(J)                                                               11/20/2007        10,038,008
    165,000  BAKER HUGHES INCORPORATED+ ++(J)                                                       07/20/2007        13,407,900
    222,500  BEST BUY CORPORATION+ ++(J)                                                            08/02/2007        11,020,425
    115,000  MEDTRONIC INCORPORATED MTN+ ++(J)                                                      10/05/2007         5,910,080
    199,800  MEMC ELECTRONIC MATERIALS INCORPORATED MTN+ ++(J)                                      10/02/2007        12,561,426
    171,000  ROCKWELL AUTOMATION INCORPORATED+ ++(J)                                                11/21/2007        11,569,860
    256,100  SANDISK CORPORATION MTN+ ++(J)                                                         09/13/2007        11,870,235
    373,550  STARBUCKS CORPORATION+ ++(J)                                                           12/05/2007         9,966,315
    155,500  SUNCOR ENERGY INCORPORATED MTN+ ++(J)                                                  09/04/2007        13,381,553
    119,985  WEYERHAEUSER COMPANY MTN+ ++(J)                                                        09/20/2007         9,667,191

TOTAL EXCHANGEABLE NOTES (COST $102,572,061)                                                                         109,392,993
                                                                                                                  --------------

SHARES
INVESTMENT COMPANIES - 2.78%

STOCK FUNDS - 2.78%
    175,000  ISHARES S&P SMALLCAP 600 INDEX FUND<<                                                                    12,440,750
     75,000  MIDCAP SPDR TRUST SERIES 1<<                                                                             12,210,750

                                                                                                                      24,651,500
                                                                                                                  --------------
TOTAL INVESTMENT COMPANIES (COST $14,909,582)                                                                     $   24,651,500
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

    VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
PREFERRED STOCKS - 1.36%
    254,000  AKAMAI TECHNOLOGIES INCORPORATED++                                                                   $   12,077,700

TOTAL PREFERRED STOCKS (COST $10,952,480)                                                                             12,077,700
                                                                                                                  --------------
RIGHTS - 0.00%
    230,000  SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 24.44%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.79%
  3,322,290  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    3,322,290
  3,716,071  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           3,716,071

                                                                                                                       7,038,361
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 23.65%
$ 2,186,779  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47%       08/16/2007         2,187,063
  1,472,866  AQUIFER FUNDING LIMITED++                                                  5.29        07/03/2007         1,472,645
  1,186,532  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                         5.36        10/25/2007         1,186,651
  1,406,515  ATOMIUM FUNDING CORPORATION++                                              5.28        08/07/2007         1,399,145
  4,508,822  ATOMIUM FUNDING CORPORATION                                                5.29        08/15/2007         4,479,966
  1,186,532  BANCO SANTANDER TOTTA LOAN+++/-                                            5.32        07/16/2008         1,186,544
  2,373,064  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,374,138)                5.43        07/02/2007         2,373,064
  3,559,596  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $3,561,207)                                 5.43        07/02/2007         3,559,596
    949,226  BNP PARIBAS+/-                                                             5.33        05/07/2008           949,131
  1,138,668  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,139,180)                                                          5.39        07/02/2007         1,138,668
  1,803,529  BUCKINGHAM III CDO LLC                                                     5.35        08/21/2007         1,790,399
  1,471,300  BUCKINGHAM III CDO LLC                                                     5.39        09/17/2007         1,454,807
  1,993,374  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        07/11/2007         1,990,763
    474,613  CEDAR SPRINGS CAPITAL COMPANY                                              5.26        07/10/2007           474,058
    966,407  CEDAR SPRINGS CAPITAL COMPANY                                              5.26        07/13/2007           964,860
    664,458  CEDAR SPRINGS CAPITAL COMPANY                                              5.34        07/20/2007           662,717
    569,535  CHARTA LLC                                                                 5.28        07/12/2007           568,704
  4,746,129  CHARTA LLC                                                                 5.45        07/03/2007         4,745,417
  3,084,984  CHEYNE FINANCE LLC+++/-                                                    5.31        02/25/2008         3,084,798
  1,186,532  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.32        07/16/2007         1,186,532
    474,613  CIT GROUP INCORPORATED+/-                                                  5.43        12/19/2007           474,632
    507,124  CIT GROUP INCORPORATED+/-                                                  5.59        09/20/2007           507,220
    523,261  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007           523,423
 12,919,133  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $12,924,979)                                                         5.43        07/02/2007        12,919,133
    616,997  COBBLER FUNDING LIMITED++                                                  5.28        07/25/2007           614,930
    237,306  COMERICA BANK+/-                                                           5.32        02/08/2008           236,697
  3,872,841  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                       5.33        07/09/2007         3,868,891

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,186,532  CULLINAN FINANCE CORPORATION+++/-                                          5.32%       02/12/2008    $     1,186,330
  1,428,395  DEER VALLEY FUNDING LLC++                                                  5.30        07/13/2007          1,426,109
  1,971,399  DEER VALLEY FUNDING LLC                                                    5.33        07/16/2007          1,967,378
    379,690  DEER VALLEY FUNDING LLC                                                    5.33        07/19/2007            378,749
    711,919  DEER VALLEY FUNDING LLC                                                    5.34        07/18/2007            710,261
  1,052,407  DEER VALLEY FUNDING LLC                                                    5.34        07/20/2007          1,049,649
    907,080  DEER VALLEY FUNDING LLC++                                                  5.34        07/25/2007            904,041
  2,254,411  DEER VALLEY FUNDING LLC                                                    5.34        07/26/2007          2,246,521
    949,226  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $949,655)                                                            5.43        07/02/2007            949,226
  2,373,064  ERASMUS CAPITAL CORPORATION++                                              5.32        07/19/2007          2,367,179
    248,650  FAIRWAY FINANCE CORPORATION++                                              5.31        07/10/2007            248,359
  1,898,451  FAIRWAY FINANCE CORPORATION++                                              5.42        07/09/2007          1,896,515
 16,420,845  FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $16,428,275)                                                         5.43        07/02/2007         16,420,845
    309,543  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.22        07/06/2007            309,363
    932,235  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        08/15/2007            926,268
    949,226  GEORGE STREET FINANCE LLC++                                                5.32        07/13/2007            947,707
  1,176,898  GEORGE STREET FINANCE LLC++                                                5.32        07/12/2007          1,175,179
    950,127  GEORGE STREET FINANCE LLC                                                  5.33        07/18/2007            947,914
  1,411,499  GEORGE STREET FINANCE LLC                                                  5.33        07/19/2007          1,407,998
    411,655  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $411,839)                                   5.37        07/02/2007            411,655
  4,746,129  GRAMPIAN FUNDING LLC                                                       5.42        07/12/2007          4,739,199
  1,682,930  HARRIER FINANCE FUNDING LLC++                                              5.28        07/13/2007          1,680,237
  1,186,532  HARRIER FINANCE FUNDING LLC+++/-                                           5.30        01/11/2008          1,186,627
    631,377  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.31        07/17/2007            629,995
    543,432  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/07/2007            540,584
  2,893,382  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32        08/08/2007          2,877,787
  2,373,064  HUDSON-THAMES LLC+++/-                                                     5.33        06/16/2008          2,372,756
  3,084,984  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        07/16/2008          3,084,984
  1,186,532  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 5.32        07/24/2008          1,186,639
    284,768  K2 (USA) LLC+++/-                                                          5.30        07/16/2007            284,771
    474,613  K2 (USA) LLC+++/-                                                          5.33        09/28/2007            474,613
  2,990,061  KEEL CAPITAL INCORPORATED++                                                5.33        07/11/2007          2,986,144
  2,128,496  KEEL CAPITAL INCORPORATED++                                                5.33        07/18/2007          2,123,537
  2,729,024  KESTREL FUNDING US LLC+++/-                                                5.29        02/25/2008          2,729,078
    320,031  KLIO III FUNDING CORPORATION++                                             5.27        07/13/2007            319,519
  1,423,839  KLIO III FUNDING CORPORATION++                                             5.27        07/20/2007          1,420,108
    854,303  KLIO III FUNDING CORPORATION++                                             5.27        07/23/2007            851,689
  2,911,228  KLIO III FUNDING CORPORATION++                                             5.28        07/24/2007          2,901,883
    854,303  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.29        07/03/2007            854,175
  1,044,148  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/11/2007          1,042,780
  5,932,661  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.32        07/30/2007          5,908,455
  2,295,465  LIBERTY HARBOUR CDO II LIMITED++                                           5.36        07/18/2007          2,290,117
  4,176,593  LIBERTY STREET FUNDING CORPORATION                                         5.33        07/16/2007          4,168,073
    142,384  LIQUID FUNDING LIMITED                                                     5.26        07/30/2007            141,803

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 3,179,906  LIQUID FUNDING LIMITED+++/-                                                5.33%       11/13/2007    $     3,179,906
  3,512,135  LIQUID FUNDING LIMITED+++/-                                                5.33        06/11/2008          3,511,257
  2,230,680  LIQUID FUNDING LIMITED                                                     5.34        07/09/2007          2,228,405
  1,001,433  METLIFE GLOBAL FUNDING I+++/-                                              5.42        10/05/2007          1,001,714
  1,186,532  MORGAN STANLEY+/-                                                          5.33        07/12/2007          1,186,532
  1,186,532  MORGAN STANLEY+/-                                                          5.45        08/07/2007          1,186,532
  1,742,304  MORGAN STANLEY+/-                                                          5.48        07/27/2007          1,742,391
 10,876,863  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $10,881,785)                                                         5.43        07/02/2007         10,876,863
    219,508  MORGAN STANLEY SERIES EXL+/-                                               5.38        07/15/2008            219,528
    189,845  NATIONAL CITY BANK+/-                                                      5.43        09/04/2007            189,858
  1,360,478  NATIONWIDE BUILDING SOCIETY+++/-                                           5.48        07/20/2007          1,360,559
  2,373,064  NORTHERN ROCK PLC+++/-SS.                                                  5.34        08/04/2008          2,373,752
  1,352,647  PREMIUM ASSET TRUST+++/-                                                   5.48        12/21/2007          1,352,538
  1,186,532  PREMIUM ASSET TRUST SERIES 06-B+++/-                                       5.37        12/16/2007          1,186,532
    901,764  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.37        11/27/2007            901,764
    191,981  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.37        12/24/2007            192,027
    616,997  SAINT GERMAIN FUNDING++                                                    5.31        07/13/2007            616,010
  1,708,606  SEDNA FINANCE INCORPORATED+++/-                                            5.29        04/10/2008          1,708,452
  1,210,263  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.39        04/11/2008          1,210,263
    189,845  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.19        08/20/2007            188,492
    949,226  SLM CORPORATION+++/-                                                       5.32        05/12/2008            949,226
  5,690,608  SOLITAIRE FUNDING LLC++                                                    5.29        07/06/2007          5,687,308
    949,226  SOUTHERN COMPANY FUNDING CORPORATION                                       5.34        07/24/2007            946,179
  1,471,300  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.35        04/03/2008          1,471,932
  2,373,064  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.37        02/15/2008          2,374,013
    949,226  TANGO FINANCE CORPORATION                                                  5.27        07/31/2007            945,210
    799,723  TASMAN FUNDING INCORPORATED                                                5.29        07/05/2007            799,371
    249,599  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.43        07/06/2007            249,454
    905,799  TICONDEROGA FUNDING LLC++                                                  5.31        07/09/2007            904,875
  1,247,472  TIERRA ALTA FUNDING I LIMITED++                                            5.33        07/19/2007          1,244,379
    274,374  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            274,368
  1,186,532  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                         5.33        07/14/2008          1,186,675
  1,186,532  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                      5.34        08/08/2008          1,186,793
  1,110,594  VERSAILLES CDS LLC++                                                       5.33        07/26/2007          1,106,707
    949,226  VERSAILLES CDS LLC++                                                       5.38        07/31/2007            945,210
  1,898,451  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.28        07/27/2007          1,891,522
  1,089,854  WHISTLEJACKET CAPITAL LIMITED                                              5.26        07/12/2007          1,088,262
    935,367  WHISTLEJACKET CAPITAL LIMITED                                              5.34        07/23/2007            932,505
  2,373,064  WHITE PINE FINANCE LLC+++/-                                                5.32        02/22/2008          2,374,013
  2,324,511  WORLD OMNI VEHICLE LEASING++                                               5.35        07/10/2007          2,321,792
  3,920,065  ZELA FINANCE CORPORATION                                                   5.31        07/13/2007          3,913,792

                                                                                                                      209,880,214
                                                                                                                  ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $216,918,575)                                                           216,918,575
                                                                                                                  ---------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS - 3.60%
 31,925,836  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $    31,925,836

TOTAL SHORT-TERM INVESTMENTS (COST $31,925,836)                                                                        31,925,836
                                                                                                                  ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $906,968,108)*                        124.61%                                                               $ 1,105,796,648

OTHER ASSETS AND LIABILITIES, NET           (24.61)                                                                  (218,361,546)
                                            ------                                                                ---------------
TOTAL NET ASSETS                            100.00%                                                               $   887,435,102
                                            ======                                                                ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(J) THE HOLDER OF AN EXCHANGEABLE EQUITY-LINKED NOTE WILL RECEIVE, AT THE NOTE'S MATURITY, SHARES OF THE REFERENCED EQUITY BASED ON THE FINAL INDEX VALUE OF THE EQUITY (OR THE CASH EQUIVALENT). THE INDEX VALUE AND MATURITY DATE ARE BOTH DEFINED IN THE TERMS OF THE NOTE.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,925,836.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                        STRIKE PRICE    EXPIRATION DATE       VALUE
WRITTEN OPTIONS - (0.28%)
     (1,210) MOHAWK INDUSTRIES INCORPORATED CALL+                                $       80.00     08/18/2007     $    (2,516,800)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(917,807))                                                              $    (2,516,800)
                                                                                                                  ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 99.02%

AMUSEMENT & RECREATION SERVICES - 0.73%
     81,250  TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                     $    1,569,750
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 1.43%
     30,300  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                              1,564,692
     37,200  COLDWATER CREEK INCORPORATED+<<                                                                             864,156
     17,700  ZUMIEZ INCORPORATED+<<                                                                                      668,706

                                                                                                                       3,097,554
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.44%
     60,800  G-III APPAREL GROUP LIMITED+                                                                                960,032
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.57%
     99,176  WRIGHT EXPRESS CORPORATION+                                                                               3,398,762
                                                                                                                  --------------
BIOPHARMACEUTICALS - 0.36%
     63,200  APPLERA CORPORATION-CELERA GROUP+                                                                           783,680
                                                                                                                  --------------
BUSINESS SERVICES - 24.38%
     42,300  AMERICAN REPROGRAPHICS COMPANY+<<                                                                         1,302,417
     52,832  BANKRATE INCORPORATED+<<                                                                                  2,531,709
     28,281  CAPELLA EDUCATION COMPANY+                                                                                1,301,774
    197,500  CNET NETWORKS INCORPORATED+                                                                               1,617,525
     55,200  COGENT COMMUNICATIONS GROUP INCORPORATED+<<                                                               1,648,824
     80,450  DEALERTRACK HOLDINGS INCORPORATED+                                                                        2,963,778
     24,000  DIGITAL RIVER INCORPORATED+                                                                               1,086,000
     62,700  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                        1,028,907
    117,000  EPICOR SOFTWARE CORPORATION+                                                                              1,739,790
     60,700  FORRESTER RESEARCH INCORPORATED+                                                                          1,707,491
    257,700  GLOBAL CASH ACCESS INCORPORATED+                                                                          4,128,354
     15,881  HURON CONSULTING GROUP INCORPORATED+                                                                      1,159,472
    219,700  LAWSON SOFTWARE INCORPORATED+<<                                                                           2,172,833
    175,274  MARCHEX INCORPORATED CLASS B<<                                                                            2,860,472
    317,240  ON ASSIGNMENT INCORPORATED+                                                                               3,400,813
     20,100  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                             1,206,402
     62,600  RSC HOLDINGS INCORPORATED+<<                                                                              1,252,000
    223,198  SECURE COMPUTING CORPORATION+                                                                             1,694,073
     92,281  SI INTERNATIONAL INCORPORATED+                                                                            3,047,119
    519,776  SKILLSOFT PLC ADR+                                                                                        4,828,718
    143,400  SYKES ENTERPRISES INCORPORATED+                                                                           2,723,166
     93,467  TALEO CORPORATION CLASS A+                                                                                2,105,812
     63,900  THE KNOT INCORPORATED+<<                                                                                  1,290,141
    120,100  THE TRIZETTO GROUP INCORPORATED+<<                                                                        2,325,136
     44,900  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                              1,511,334

                                                                                                                      52,634,060
                                                                                                                  --------------
CASINO & GAMING - 0.72%
     55,100  PINNACLE ENTERTAINMENT INCORPORATED+                                                                      1,551,065
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 4.68%
     16,800  CHATTEM INCORPORATED+<<                                                                                   1,064,784
     55,250  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                             2,818,855
     92,483  MEDICINES COMPANY+                                                                                        1,629,550
     90,600  MGI PHARMA INCORPORATED+                                                                                  2,026,722
    108,475  SCIELE PHARMA INCORPORATED+<<                                                                             2,555,671

                                                                                                                      10,095,582
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMUNICATIONS - 5.17%
     50,200  CBEYOND INCORPORATED+<<                                                                              $    1,933,202
    165,800  DOBSON COMMUNICATIONS CORPORATION+<<                                                                      1,842,038
     67,100  LODGENET ENTERTAINMENT CORPORATION+<<                                                                     2,151,226
    133,150  NEUSTAR INCORPORATED CLASS A+<<                                                                           3,857,356
     83,872  ORBCOMM INCORPORATED+<<                                                                                   1,376,340

                                                                                                                      11,160,162
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 0.58%
     41,800  WESTERN ALLIANCE BANCORP+<<                                                                               1,247,730
                                                                                                                  --------------
E-COMMERCE/SERVICES - 4.53%
    169,700  GSI COMMERCE INCORPORATED+<<                                                                              3,853,887
     86,230  PRICELINE.COM INCORPORATED+<<                                                                             5,927,450

                                                                                                                       9,781,337
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.25%
     50,862  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                    1,092,516
     26,056  RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                      442,691
     52,600  SONIC CORPORATION+                                                                                        1,163,512

                                                                                                                       2,698,719
                                                                                                                  --------------
EDUCATIONAL SERVICES - 1.96%
     74,400  CORINTHIAN COLLEGES INCORPORATED+                                                                         1,211,976
     22,986  STRAYER EDUCATION INCORPORATED                                                                            3,027,486

                                                                                                                       4,239,462
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.67%
     81,700  BIGBAND NETWORKS INCORPORATED                                                                             1,071,087
     99,300  EVERGREEN SOLAR INCORPORATED+<<                                                                             923,490
    108,900  HOUSTON WIRE & CABLE COMPANY+<<                                                                           3,093,849
    200,300  MICROSEMI CORPORATION+<<                                                                                  4,797,185
    222,200  PMC-SIERRA INCORPORATED+<<                                                                                1,717,606
     43,400  POLYPORE INTERNATIONAL INCORPORATED+                                                                        762,538
     39,241  POWER INTEGRATIONS INCORPORATED+                                                                          1,028,114
     66,476  SILICON LABORATORIES INCORPORATED+<<                                                                      2,300,734
    120,700  SIRENZA MICRODEVICES INCORPORATED+<<                                                                      1,432,709
    101,218  UNIVERSAL DISPLAY CORPORATION+<<                                                                          1,590,135

                                                                                                                      18,717,447
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.88%
     51,806  ADVISORY BOARD COMPANY+                                                                                   2,878,341
    127,939  EXELIXIS INCORPORATED+                                                                                    1,548,062
     50,050  IHS INCORPORATED+                                                                                         2,302,300
    179,488  RESOURCES CONNECTION INCORPORATED+<<                                                                      5,955,412

                                                                                                                      12,684,115
                                                                                                                  --------------
FINANCIAL INSTITUTIONS - 0.63%
     47,400  DOLLAR FINANCIAL CORPORATION+                                                                             1,350,900
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 0.49%

     79,100  SENOMYX INCORPORATED+<<                                                                                   1,067,850
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FURNITURE & FIXTURES - 0.92%
     83,100  WILLIAMS SCOTSMAN INTERNATIONAL INCORPORATED+<<                                                      $    1,978,611
                                                                                                                  --------------
HEALTH SERVICES - 2.71%
    121,807  INVENTIV HEALTH INCORPORATED+<<                                                                           4,459,354
     38,500  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                       1,396,010

                                                                                                                       5,855,364
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.44%
     26,677  GAYLORD ENTERTAINMENT COMPANY+                                                                            1,430,954
    187,400  GREAT WOLF RESORTS INCORPORATED+<<                                                                        2,670,450
     90,550  RED LION HOTELS CORPORATION+                                                                              1,163,568

                                                                                                                       5,264,972
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.80%
     49,105  ACTUANT CORPORATION CLASS A                                                                               3,096,561
    124,372  GARDNER DENVER INCORPORATED+                                                                              5,292,029
     37,700  KAYDON CORPORATION                                                                                        1,964,924

                                                                                                                      10,353,514
                                                                                                                  --------------
INSURANCE CARRIERS - 2.06%
     71,050  FIRST MERCURY FINANCIAL CORPORATION+                                                                      1,489,919
     32,316  THE NAVIGATORS GROUP INCORPORATED+                                                                        1,741,832
     38,400  TOWER GROUP INCORPORATED                                                                                  1,224,960

                                                                                                                       4,456,711
                                                                                                                  --------------
LEGAL SERVICES - 2.72%
    154,300  FTI CONSULTING INCORPORATED+<<                                                                            5,868,029
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.04%
    326,314  IXIA+                                                                                                     3,021,668
    105,356  SENORX INCORPORATED+                                                                                      1,080,953
     37,200  SONOSITE INCORPORATED+<<                                                                                  1,169,196
    140,422  SPECTRANETICS CORPORATION+<<                                                                              1,617,661
     92,320  STEREOTAXIS INCORPORATED+<<                                                                               1,205,699
    108,800  SYMMETRY MEDICAL INCORPORATED+                                                                            1,741,888
     18,900  VARIAN INCORPORATED+                                                                                      1,036,287

                                                                                                                      10,873,352
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 2.54%
     93,283  KYPHON INCORPORATED+<<                                                                                    4,491,576
     85,453  NORTHSTAR NEUROSCIENCE INCORPORATED+<<                                                                      993,818

                                                                                                                       5,485,394
                                                                                                                  --------------
OIL & GAS EXTRACTION - 2.54%
    126,880  PETROHAWK ENERGY CORPORATION+<<                                                                           2,012,317
     77,900  TETRA TECHNOLOGIES INCORPORATED+<<                                                                        2,196,780
     67,900  VENOCO INCORPORATED+                                                                                      1,267,693

                                                                                                                       5,476,790
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.75%
    132,464  INNERWORKINGS INCORPORATED+<<                                                                             2,122,073
    134,238  SHUTTERFLY INCORPORATED+<<                                                                                2,892,829
    136,981  VISTAPRINT LIMITED+<<                                                                                     5,239,523

                                                                                                                      10,254,425
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
REAL ESTATE - 0.76%
    105,714  HFF INCORPORATED CLASS A+                                                                            $    1,639,624
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.55%
     40,250  EVERCORE PARTNERS INCORPORATED CLASS A                                                                    1,198,243
                                                                                                                  --------------
TEXTILE MILL PRODUCTS - 0.54%
     62,300  INTERFACE INCORPORATED                                                                                    1,174,978
                                                                                                                  --------------
TRANSPORTATION BY AIR - 0.44%
     87,400  AIRTRAN HOLDINGS INCORPORATED+<<                                                                            954,408
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 2.74%
     31,100  BARNES GROUP INCORPORATED<<                                                                                 985,248
    108,400  INTERLINE BRANDS INCORPORATED+                                                                            2,827,072
    114,958  PSS WORLD MEDICAL INCORPORATED+<<                                                                         2,094,535

                                                                                                                       5,906,855
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $185,053,697)                                                                              213,779,477
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 45.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.49%
  1,513,259  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,513,259
  1,692,620  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           1,692,620

                                                                                                                       3,205,879
                                                                                                                  --------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 44.28%
$   996,048  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47%      08/16/2007            996,178
    670,871  AQUIFER FUNDING LIMITED++                                                  5.29       07/03/2007            670,770
    540,449  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.36       10/25/2007            540,504
    640,649  ATOMIUM FUNDING CORPORATION++                                              5.28       08/07/2007            637,292
  2,053,708  ATOMIUM FUNDING CORPORATION                                                5.29       08/15/2007          2,040,564
    540,449  BANCO SANTANDER TOTTA LOAN+/-++                                            5.32       07/16/2008            540,455
  1,080,899  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,081,388)                5.43       07/02/2007          1,080,899
  1,621,348  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,622,082)                                 5.43       07/02/2007          1,621,348
    432,360  BNP PARIBAS+/-                                                             5.33       05/07/2008            432,316
    518,648  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $518,881)                                                            5.39       07/02/2007            518,648
    821,483  BUCKINGHAM III CDO LLC                                                     5.35       08/21/2007            815,503
    670,157  BUCKINGHAM III CDO LLC                                                     5.39       09/17/2007            662,645
    907,955  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28       07/11/2007            906,766
    216,180  CEDAR SPRINGS CAPITAL COMPANY                                              5.26       07/10/2007            215,927
    440,185  CEDAR SPRINGS CAPITAL COMPANY                                              5.26       07/13/2007            439,481
    302,652  CEDAR SPRINGS CAPITAL COMPANY                                              5.34       07/20/2007            301,859
    259,416  CHARTA LLC                                                                 5.28       07/12/2007            259,037
  2,161,798  CHARTA LLC                                                                 5.45       07/03/2007          2,161,474
  1,405,169  CHEYNE FINANCE LLC+/-++                                                    5.31       02/25/2008          1,405,084
    540,449  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32       07/16/2007            540,449
    216,180  CIT GROUP INCORPORATED+/-                                                  5.43       12/19/2007            216,188
    230,988  CIT GROUP INCORPORATED+/-                                                  5.59       09/20/2007            231,032
    238,338  CIT GROUP INCORPORATED+/-                                                  5.59       11/23/2007            238,412

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$5,884,492   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $5,887,154)                                                                5.43%      07/02/2007     $    5,884,492
   281,034   COBBLER FUNDING LIMITED++                                                  5.28       07/25/2007            280,092
   108,090   COMERICA BANK+/-                                                           5.32       02/08/2008            107,812
 1,764,027   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                       5.33       07/09/2007          1,762,228
   540,449   CULLINAN FINANCE CORPORATION+/-++                                          5.32       02/12/2008            540,358
   650,615   DEER VALLEY FUNDING LLC++                                                  5.30       07/13/2007            649,574
   897,946   DEER VALLEY FUNDING LLC                                                    5.33       07/16/2007            896,114
   172,944   DEER VALLEY FUNDING LLC                                                    5.33       07/19/2007            172,515
   324,270   DEER VALLEY FUNDING LLC                                                    5.34       07/18/2007            323,514
   479,357   DEER VALLEY FUNDING LLC                                                    5.34       07/20/2007            478,101
   413,163   DEER VALLEY FUNDING LLC++                                                  5.34       07/25/2007            411,779
 1,026,854   DEER VALLEY FUNDING LLC                                                    5.34       07/26/2007          1,023,260
   432,360   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $432,555)                                                            5.43       07/02/2007            432,360
 1,080,899   ERASMUS CAPITAL CORPORATION++                                              5.32       07/19/2007          1,078,218
   113,257   FAIRWAY FINANCE CORPORATION++                                              5.31       07/10/2007            113,124
   864,719   FAIRWAY FINANCE CORPORATION++                                              5.42       07/09/2007            863,837
 7,479,474   FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $7,482,859)                                                          5.43       07/02/2007          7,479,474
   140,992   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.22       07/06/2007            140,911
   424,620   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29       08/15/2007            421,903
   432,360   GEORGE STREET FINANCE LLC++                                                5.32       07/13/2007            431,668
   536,061   GEORGE STREET FINANCE LLC++                                                5.32       07/12/2007            535,278
   432,770   GEORGE STREET FINANCE LLC                                                  5.33       07/18/2007            431,762
   642,919   GEORGE STREET FINANCE LLC                                                  5.33       07/19/2007            641,324
   187,503   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $187,587)                                   5.37       07/02/2007            187,503
 2,161,798   GRAMPIAN FUNDING LLC                                                       5.42       07/12/2007          2,158,642
   766,552   HARRIER FINANCE FUNDING LLC++                                              5.28       07/13/2007            765,325
   540,449   HARRIER FINANCE FUNDING LLC+/-++                                           5.30       01/11/2008            540,493
   287,584   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.31       07/17/2007            286,954
   247,526   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32       08/07/2007            246,229
 1,317,897   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.32       08/08/2007          1,310,793
 1,080,899   HUDSON-THAMES LLC+/-++                                                     5.33       06/16/2008          1,080,758
 1,405,169   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39       07/16/2008          1,405,169
   540,449   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32       07/24/2008            540,498
   129,708   K2 (USA) LLC+/-++                                                          5.30       07/16/2007            129,709
   216,180   K2 (USA) LLC+/-++                                                          5.33       09/28/2007            216,180
 1,361,933   KEEL CAPITAL INCORPORATED++                                                5.33       07/11/2007          1,360,149
   969,501   KEEL CAPITAL INCORPORATED++                                                5.33       07/18/2007            967,243
 1,243,034   KESTREL FUNDING US LLC+/-++                                                5.29       02/25/2008          1,243,059
   145,770   KLIO III FUNDING CORPORATION++                                             5.27       07/13/2007            145,537
   648,539   KLIO III FUNDING CORPORATION++                                             5.27       07/20/2007            646,840
   389,124   KLIO III FUNDING CORPORATION++                                             5.27       07/23/2007            387,933
 1,326,025   KLIO III FUNDING CORPORATION++                                             5.28       07/24/2007          1,321,769
   389,124   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.29       07/03/2007            389,065
   475,596   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31       07/11/2007            474,972
 2,702,247   LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.32       07/30/2007          2,691,222

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,045,554  LIBERTY HARBOUR CDO II LIMITED++                                           5.36%       07/18/2007    $    1,043,117
  1,902,382  LIBERTY STREET FUNDING CORPORATION                                         5.33        07/16/2007         1,898,501
     64,854  LIQUID FUNDING LIMITED                                                     5.26        07/30/2007            64,589
  1,448,405  LIQUID FUNDING LIMITED+/-++                                                5.33        11/13/2007         1,448,405
  1,599,730  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008         1,599,330
  1,016,045  LIQUID FUNDING LIMITED                                                     5.34        07/09/2007         1,015,009
    456,139  METLIFE GLOBAL FUNDING I+/-++                                              5.42        10/05/2007           456,267
    540,449  MORGAN STANLEY+/-                                                          5.33        07/12/2007           540,449
    540,449  MORGAN STANLEY+/-                                                          5.45        08/07/2007           540,449
    793,596  MORGAN STANLEY+/-                                                          5.48        07/27/2007           793,636
  4,954,265  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $4,956,507)                                                5.43        07/02/2007         4,954,265
     99,983  MORGAN STANLEY SERIES EXL+/-                                               5.38        07/15/2008            99,992
     86,472  NATIONAL CITY BANK+/-                                                      5.43        09/04/2007            86,478
    619,679  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007           619,717
  1,080,899  NORTHERN ROCK PLC+/-++SS.                                                  5.34        08/04/2008         1,081,212
    616,112  PREMIUM ASSET TRUST+/-++                                                   5.48        12/21/2007           616,063
    540,449  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.37        12/16/2007           540,449
    410,742  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        11/27/2007           410,742
     87,445  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        12/24/2007            87,466
    281,034  SAINT GERMAIN FUNDING++                                                    5.31        07/13/2007           280,584
    778,247  SEDNA FINANCE INCORPORATED+/-++                                            5.29        04/10/2008           778,177
    551,258  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008           551,258
     86,472  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.19        08/20/2007            85,855
    432,360  SLM CORPORATION+/-++                                                       5.32        05/12/2008           432,360
  2,591,996  SOLITAIRE FUNDING LLC++                                                    5.29        07/06/2007         2,590,492
    432,360  SOUTHERN COMPANY FUNDING CORPORATION                                       5.34        07/24/2007           430,972
    670,157  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008           670,446
  1,080,899  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.37        02/15/2008         1,081,331
    432,360  TANGO FINANCE CORPORATION                                                  5.27        07/31/2007           430,531
    364,263  TASMAN FUNDING INCORPORATED                                                5.29        07/05/2007           364,103
    113,689  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.43        07/06/2007           113,623
    412,579  TICONDEROGA FUNDING LLC++                                                  5.31        07/09/2007           412,158
    568,207  TIERRA ALTA FUNDING I LIMITED++                                            5.33        07/19/2007           566,798
    124,974  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           124,971
    540,449  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        07/14/2008           540,514
    540,449  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                      5.34        08/08/2008           540,568
    505,861  VERSAILLES CDS LLC++                                                       5.33        07/26/2007           504,090
    432,360  VERSAILLES CDS LLC++                                                       5.38        07/31/2007           430,531
    864,719  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.28        07/27/2007           861,563
    496,414  WHISTLEJACKET CAPITAL LIMITED                                              5.26        07/12/2007           495,689
    426,047  WHISTLEJACKET CAPITAL LIMITED                                              5.34        07/23/2007           424,743
  1,080,899  WHITE PINE FINANCE LLC+/-++                                                5.32        02/22/2008         1,081,331
  1,058,784  WORLD OMNI VEHICLE LEASING++                                               5.35        07/10/2007         1,057,545
  1,785,537  ZELA FINANCE CORPORATION                                                   5.31        07/13/2007         1,782,679

                                                                                                                      95,597,619
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $98,803,498)                                                            98,803,498
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE

SHORT-TERM INVESTMENTS - 1.04%

2,251,229    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $    2,251,229

TOTAL SHORT-TERM INVESTMENTS (COST $2,251,229)                                                                         2,251,229
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $286,108,424)*                          145.83%                                                             $  314,834,204
OTHER ASSETS AND LIABILITIES, NET             (45.83)                                                                (98,949,479)
                                              ------                                                              --------------
TOTAL NET ASSETS                              100.00%                                                             $  215,884,725
                                              ======                                                              ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,251,229.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.45%

AMUSEMENT & RECREATION SERVICES - 1.03%
     24,650  Century Casinos Incorporated+                                                                        $      221,604
                                                                                                                  --------------
BIOPHARMACEUTICALS - 0.45%
      7,360  CV THERAPEUTICS INCORPORATED+                                                                                97,226
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.08%
     16,415  PALM HARBOR HOMES INCORPORATED+                                                                             232,272
                                                                                                                  --------------
BUSINESS SERVICES - 9.72%
    118,925  3COM CORPORATION+                                                                                           491,160
     11,095  ABM INDUSTRIES INCORPORATED                                                                                 286,362
      3,160  CITRIX SYSTEMS INCORPORATED+                                                                                106,397
      4,325  CLARUS CORPORATION+                                                                                          39,358
     50,935  HILL INTERNATIONAL INCORPORATED+                                                                            375,900
      5,313  HLTH CORPORATION+                                                                                            74,435
      5,930  IMS HEALTH INCORPORATED                                                                                     190,531
      5,250  KFORCE INCORPORATED+                                                                                         83,895
     29,645  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                     290,521
      7,600  VIGNETTE CORPORATION+                                                                                       145,616

                                                                                                                       2,084,175
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 2.57%
      4,820  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                                 164,989
     29,585  ORASURE TECHNOLOGIES INCORPORATED+                                                                          242,005
     47,315  WELLMAN INCORPORATED                                                                                        143,838

                                                                                                                         550,832
                                                                                                                  --------------
COMMUNICATIONS - 1.48%
     12,525  CHINA GRENTECH CORPORATION LIMITED ADR+                                                                     167,585
     23,210  CITADEL BROADCASTING CORPORATION                                                                            149,705

                                                                                                                         317,290
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.19%
      2,785  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                            105,106
     10,565  COMFORT SYSTEMS USA INCORPORATED                                                                            149,812

                                                                                                                         254,918
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 1.84%
     14,965  FIRST SECURITY GROUP INCORPORATED                                                                           161,622
      3,735  MIDWEST BANC HOLDINGS INCORPORATED                                                                           54,158
     10,630  PACIFIC PREMIER BANCORP INCORPORATED+                                                                       113,635
      3,140  WESTERN UNION COMPANY                                                                                        65,406

                                                                                                                         394,821
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 0.48%
      5,985  EL PASO CORPORATION                                                                                         103,122
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.42%
      8,315  ALCATEL SA ADR                                                                                              116,410
     30,815  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                     69,950
      6,015  GRAFTECH INTERNATIONAL LIMITED+                                                                             101,293
      8,835  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                291,292
     20,925  MICRON TECHNOLOGY INCORPORATED+                                                                             262,190
    108,055  MRV COMMUNICATIONS INCORPORATED+                                                                            351,179
     10,587  NORTEL NETWORKS CORPORATION ADR+                                                                            254,617
      4,830  OSI SYSTEMS INCORPORATED+                                                                                   132,101
     47,260  POWER-ONE INCORPORATED+                                                                                     188,095

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     25,755  RICHARDSON ELECTRONICS LIMITED                                                                       $      238,234
      4,115  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                     15,349

                                                                                                                       2,020,710
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.74%
     13,725  SYMYX TECHNOLOGIES INCORPORATED+                                                                            157,975
                                                                                                                  --------------
FURNITURE & FIXTURES - 0.83%
     12,555  FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                                 178,281
                                                                                                                  --------------
HEALTH SERVICES - 1.72%
     11,265  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      187,900
      2,785  MANOR CARE INCORPORATED                                                                                     181,833

                                                                                                                         369,733
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 4.83%
     33,085  AFFORDABLE RESIDENTIAL COMMUNITIES INCORPORATED+                                                            391,069
     16,285  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                     234,830
      3,295  DISCOVERY HOLDING COMPANY CLASS A+                                                                           75,752
      5,145  SUN COMMUNITIES INCORPORATED                                                                                153,167
     12,820  UMH PROPERTIES INCORPORATED                                                                                 181,916

                                                                                                                       1,036,734
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.39%
     11,430  EMPIRE RESORTS INCORPORATED+                                                                                 83,096
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.65%
     17,931  CRAY INCORPORATED+                                                                                          136,810
     22,940  INTERMEC INCORPORATED+                                                                                      580,611
      2,065  KOMAG INCORPORATED+                                                                                          65,853

                                                                                                                         783,274
                                                                                                                  --------------
INSURANCE CARRIERS - 2.74%
     19,960  KMG AMERICA CORPORATION+                                                                                    104,790
      3,655  MERCURY GENERAL CORPORATION                                                                                 201,427
     16,785  NORTH POINTE HOLDINGS CORPORATION+                                                                          172,382
     45,425  QUANTA CAPITAL HOLDINGS LIMITED+                                                                            109,020

                                                                                                                         587,619
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY - 1.74%
     12,833  GEO GROUP INCORPORATED+                                                                                     373,440
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS - 0.66%
     19,489  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                         141,100
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.78%
     38,795  CHAMPION ENTERPRISES INCORPORATED+                                                                          381,355
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.99%
     43,555  ALLIED HEALTHCARE PRODUCTS INCORPORATED                                                                     284,850
     27,315  CREDENCE SYSTEMS CORPORATION+                                                                                98,334
      1,655  KENSEY NASH CORPORATION+                                                                                     44,371

                                                                                                                         427,555
                                                                                                                  --------------
METAL MINING - 11.11%
     21,960  APEX SILVER MINES LIMITED+                                                                                  443,153
     29,095  GOLDCORP INCORPORATED                                                                                       689,261
      5,830  NEWMONT MINING CORPORATION                                                                                  227,720
     23,330  NOVAGOLD RESOURCES INCORPORATED+                                                                            350,650

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
METAL MINING (CONTINUED)
     30,285  RANDGOLD RESOURCES LIMITED ADR+                                                                      $      672,024

                                                                                                                       2,382,808
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.77%
     46,075  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           164,027
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.00%
      9,335  ACCO BRANDS CORPORATION+                                                                                    215,172
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.21%
      3,910  COVENANT TRANSPORT INCORPORATED CLASS A+                                                                     44,574
                                                                                                                  --------------
OIL & GAS EXTRACTION - 19.49%
      3,940  CANADIAN NATURAL RESOURCES LIMITED                                                                          261,419
     40,715  GLOBAL INDUSTRIES LIMITED+                                                                                1,091,976
      9,030  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                  360,387
      9,225  HELMERICH & PAYNE INCORPORATED                                                                              326,750
     17,850  KEY ENERGY SERVICES INCORPORATED+                                                                           330,761
     19,085  MCMORAN EXPLORATION COMPANY+                                                                                267,190
      1,860  NEWFIELD EXPLORATION COMPANY+                                                                                84,723
     49,950  NEWPARK RESOURCES INCORPORATED+                                                                             387,113
      4,675  PETROQUEST ENERGY INCORPORATED+                                                                              67,975
      4,040  PRIDE INTERNATIONAL INCORPORATED+                                                                           151,338
      5,137  RANGE RESOURCES CORPORATION                                                                                 192,175
     29,120  TRILOGY ENERGY TRUST                                                                                        262,702
     13,335  WILLBROS GROUP INCORPORATED+                                                                                395,783

                                                                                                                       4,180,292
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.35%
      5,635  WAUSAU PAPER CORPORATION                                                                                     75,509
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.61%
      4,255  E.W. SCRIPPS COMPANY CLASS A                                                                                194,411
     10,975  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                 142,785
      4,491  MCCLATCHY COMPANY CLASS A                                                                                   113,667
      1,430  R.H. DONNELLEY CORPORATION+                                                                                 108,365

                                                                                                                         559,228
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.32%
     18,595  CONSTAR INTERNATIONAL INCORPORATED+                                                                         114,359
     37,425  INTERTAPE POLYMER GROUP INCORPORATED+                                                                       168,413

                                                                                                                         282,772
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.04%
     12,405  MARKETAXESS HOLDINGS INCORPORATED+                                                                          223,166
                                                                                                                  --------------
SOCIAL SERVICES - 0.41%
      3,920  ABB LIMITED ADR                                                                                              88,592
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.74%
     18,955  GENTEX CORPORATION                                                                                          373,224
                                                                                                                  --------------
THEATERS & ENTERTAINMENT - 0.66%
      6,480  REGAL ENTERTAINMENT GROUP CLASS A                                                                           142,106
                                                                                                                  --------------
TRANSPORTATION BY AIR - 2.22%
     12,455  AIRTRAN HOLDINGS INCORPORATED+                                                                              136,009
      7,155  ALASKA AIR GROUP INCORPORATED+                                                                              199,338
     11,985  JETBLUE AIRWAYS CORPORATION+                                                                                140,824

                                                                                                                         476,171
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
TRANSPORTATION EQUIPMENT - 0.66%
     15,695  FLEETWOOD ENTERPRISES INCORPORATED+                                                                  $      142,040
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 3.20%
     13,875  DELIAS INCORPORATED+                                                                                        105,866
    170,488  ENCORIUM GROUP INCORPORATED+                                                                                509,759
      7,115  US HOME SYSTEMS INCORPORATED+                                                                                70,795

                                                                                                                         686,420
                                                                                                                  --------------
WIRELESS COMMUNICATIONS - 1.33%
     15,900  AUTHORIZE.NET HOLDINGS INCORPORATED+                                                                        284,451
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $18,871,941)                                                                                21,117,684
                                                                                                                  --------------

                                                                                            EXPIRATION DATE
WARRANTS - 0.68%
     61,275  HILL INTERNATIONAL INCORPORATED+                                                  06/23/2008                146,447

TOTAL WARRANTS (COST $75,922)                                                                                            146,447
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 1.28%
    273,204  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                273,204
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $273,204)                                                                             273,204
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $19,221,067)*                                              100.41%                                          $   21,537,335

OTHER ASSETS AND LIABILITIES, NET                                 (0.41)                                                 (86,987)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $   21,450,348
                                                                 ======                                           ==============

  +   NON-INCOME EARNING SECURITIES.

  ~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $273,204.

  * COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 5.40%
$   115,463  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS A4           2.84%       08/06/2010    $      115,037
    270,000  AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
             CLASS A3                                                                   5.12        10/08/2009           269,662
     73,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2007-A8 CLASS A8                  5.59        11/17/2014            73,466
     24,215  CALIFORNIA INFRASTRUCTURE PG&E-1 SERIES 1997-1 CLASS A8                    6.48        12/26/2009            24,318
    103,352  CALIFORNIA INFRASTRUCTURE SCE-1 SERIES 1997-1 CLASS A7                     6.42        12/26/2009           103,633
    163,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3                5.03        10/15/2009           162,507
    150,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-1 CLASS A3A               5.00        04/15/2011           149,111
    593,000  CAPITAL ONE MASTER TRUST SERIES 1998-1 CLASS A                             6.31        06/15/2011           597,488
    284,000  CARMAX AUTO OWNER TRUST SERIES 2006-2 CLASS A3                             5.15        02/15/2011           283,295
    188,000  CARMAX AUTO OWNER TRUST SERIES 2007-2 CLASS A3                             5.23        12/15/2011           187,645
    216,000  CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                               3.22        06/15/2010           214,729
    253,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A4 CLASS A4                3.20        08/24/2009           252,301
    141,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-1
             CLASS A2+/-                                                                5.68        07/25/2036           140,594
    160,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-2
             CLASS A2+/-                                                                5.56        09/25/2036           159,293
    221,748  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
             CLASS A2A+/-                                                               5.36        12/25/2036           221,730
    250,000  CNH EQUIPMENT TRUST SERIES 2004-A CLASS A4A+/-                             5.43        09/15/2011           250,226
     99,000  CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1 CLASS A5        6.21        12/30/2011           100,931
    260,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2              5.55        08/25/2021           258,845
    102,545  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-3 CLASS 2A1+/-           5.42        05/25/2047           102,561
    153,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                          4.94        02/08/2012           151,214
     72,000  DISCOVER CARD MASTER TRUST I SERIES 2003-1 CLASS A3+/-                     5.46        04/16/2010            72,034
    251,000  DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++                   5.26        04/25/2037           245,666
     57,428  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                        3.48        11/15/2008            57,273
     61,697  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                        4.17        01/15/2009            61,535
    239,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                 5.34        01/15/2010           238,666
    128,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                    5.29        01/18/2011           127,985
     23,077  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3                  3.30        06/16/2008            23,055
     43,436  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-          5.14        11/25/2035            43,202
    191,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7                 2.65        11/15/2010           186,259
     36,909  MORGAN STANLEY ABS CAPITAL I SERIES 2006-WMC1 CLASS A2A+/-                 5.39        12/25/2035            36,914
    108,475  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                  5.36        01/25/2037           108,467
    103,867  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-                 5.37        12/25/2036           103,866
     97,891  MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-           5.43        02/25/2047            97,916
    335,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-            5.37        08/15/2012           335,388
     62,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                 5.16        02/15/2010            61,876
     56,280  OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
             CLASS AF1+/-                                                               5.42        12/25/2036            56,060
     95,944  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-RS7
             CLASS AI6                                                                  5.34        08/25/2033            93,561
    212,000  SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                              4.41        07/25/2025           210,170
     35,013  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4                  3.20        12/13/2010            34,480
     70,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                  5.52        11/12/2012            70,078
    124,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                  5.26        11/14/2011           123,819
     13,369  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                               3.16        02/17/2009            13,343
    135,000  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A4                               3.53        06/15/2011           133,167
     16,536  USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                               3.90        07/15/2009            16,453
    119,000  USAA AUTO OWNER TRUST SERIES 2006-3 CLASS A4                               5.36        06/15/2012           119,045
    228,562  WACHOVIA AUTO OWNER TRUST SERIES 2004-A CLASS A4                           3.66        07/20/2010           227,873
     19,940  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                           4.82        02/20/2009            19,940

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

    VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES (CONTINUED)
$    53,625  WFS FINANCIAL OWNER TRUST SERIES 2003-3 CLASS A4                           3.25%       05/20/2011    $       53,473
    175,389  WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                           3.15        05/20/2011           174,278
     39,455  WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                           2.81        08/22/2011            39,066
     13,866  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                          4.25        06/17/2010            13,796

TOTAL ASSET BACKED SECURITIES (COST $7,021,747)                                                                        7,017,290
                                                                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 33.70%
    251,000  AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                            5.42        04/15/2037           245,255
     40,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2
             CLASS A5                                                                   4.58        11/10/2038            37,486
     42,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-4
             CLASS A5A                                                                  4.93        07/10/2045            39,612
     44,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-5
             CLASS A4+/-                                                                5.12        10/10/2045            41,997
    311,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6
             CLASS A4+/-                                                                5.18        09/10/2047           299,944
    100,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-PB2
             CLASS B                                                                    6.31        06/11/2035           102,627
    160,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2003-1
             CLASS A2                                                                   4.65        09/11/2036           152,272
    224,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-1
             CLASS A4                                                                   4.76        11/10/2039           212,249
    135,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
             2004-ESA CLASS C++                                                         4.94        05/14/2016           133,999
    157,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
             2005-T18 CLASS A4+/-                                                       4.93        02/13/2042           148,646
     45,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-PWR6
             CLASS A6                                                                   4.83        11/11/2041            42,581
    190,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-PW15
             CLASS A3                                                                   5.31        02/11/2044           185,011
    109,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C1 CLASS C+/-              5.36        04/15/2040           106,564
    307,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
             CLASS E+/-                                                                 7.09        05/15/2032           312,059
     40,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
             CLASS C                                                                    7.71        08/15/2033            42,282
    159,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2004-LB3A
             CLASS B+/-                                                                 5.28        07/10/2037           154,655
    320,849  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-            5.39        07/25/2036           320,904
    652,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2002-CKS4 CLASS A2                                                  5.18        11/15/2036           637,725
    118,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2003-C4 CLASS A4+/-                                                 5.14        08/15/2036           114,550
    226,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2004-C5 CLASS A4                                                    4.83        11/15/2037           213,328
     82,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2005-C1 CLASS AAB                                                   4.82        02/15/2038            79,292
     85,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2005-C2 CLASS A4                                                    4.83        04/15/2037            79,907
  1,095,800  FHLB SERIES I7-2014 CLASS 1                                                5.34        03/20/2014         1,080,226
  1,074,985  FHLB SERIES VN-2015 CLASS A                                                5.46        11/27/2015         1,062,430
    319,207  FHLMC SERIES 2583 CLASS TD                                                 4.50        12/15/2013           309,167
    139,794  FHLMC SERIES 2603 CLASS KT<<                                               4.75        07/15/2014           134,483
    381,832  FHLMC SERIES 2614 CLASS TD<<                                               3.50        05/15/2016           365,944
    166,000  FHLMC SERIES 2623 CLASS AJ                                                 4.50        07/15/2016           160,009
    714,016  FHLMC SERIES 2632 CLASS NE<<                                               4.00        06/15/2013           684,006
    740,278  FHLMC SERIES 2647 CLASS PJ                                                 3.25        06/15/2026           717,147
     52,298  FHLMC SERIES 2780 CLASS TB                                                 3.00        12/15/2024            51,030
    227,386  FHLMC SERIES 2814 CLASS BD                                                 4.00        04/15/2018           219,122
    115,143  FHLMC SERIES 2899 CLASS QY                                                 4.00        10/15/2025           112,776
    201,000  FHLMC SERIES 2964 CLASS ND                                                 5.50        04/15/2033           194,390
    168,658  FHLMC SERIES 2975 CLASS EA                                                 5.00        05/15/2018           166,773
     38,171  FHLMC SERIES 3000 CLASS PA                                                 3.90        01/15/2023            36,944
    220,000  FHLMC SERIES 3017 CLASS TA                                                 4.50        08/15/2035           208,942
    398,895  FHLMC SERIES 3020 CLASS MA                                                 5.50        04/15/2027           398,416
    619,605  FHLMC SERIES 3059 CLASS PA<<                                               5.50        10/15/2026           618,704
    141,661  FHLMC SERIES 3075 CLASS PA                                                 5.50        07/15/2025           141,535

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   188,856  FHLMC SERIES 3078 CLASS PA                                                 5.50%       07/15/2024    $      188,659
    337,308  FHLMC SERIES 3086 CLASS PA<<                                               5.50        05/15/2026           336,889
    347,036  FHLMC SERIES 3135 CLASS JA<<                                               6.00        09/15/2027           349,426
    352,184  FHLMC SERIES 3151 CLASS LA<<                                               6.00        11/15/2027           354,451
    523,139  FHLMC SERIES 3151 CLASS PA<<                                               6.00        03/15/2026           526,711
  1,129,665  FHLMC SERIES 3164 CLASS NA                                                 6.00        02/15/2027         1,137,669
    173,000  FHLMC SERIES 3164 CLASS NC                                                 6.00        12/15/2032           172,891
    902,671  FHLMC SERIES 3167 CLASS QA<<                                               6.00        10/15/2026           909,075
    190,116  FHLMC SERIES 3171 CLASS NE                                                 6.00        05/15/2027           191,429
    361,436  FHLMC SERIES 3173 CLASS PH                                                 6.00        09/15/2027           364,061
    637,478  FHLMC SERIES 3176 CLASS HA<<                                               6.00        02/15/2028           642,207
    213,355  FHLMC SERIES 3178 CLASS MA                                                 6.00        10/15/2026           214,807
    787,000  FHLMC SERIES 3179 CLASS PD<<                                               5.75        12/15/2018           788,457
    343,895  FHLMC SERIES 3184 CLASS LA                                                 6.00        03/15/2028           346,275
    307,949  FHLMC SERIES 3192 CLASS GA<<                                               6.00        03/15/2027           310,089
    323,000  FHLMC SERIES 3205 CLASS PC                                                 6.00        09/15/2032           322,381
    277,719  FHLMC SERIES 3216 CLASS NA                                                 6.00        05/15/2028           279,709
    138,000  FHLMC SERIES 3268 CLASS HC                                                 5.00        12/15/2032           131,009
    748,000  FHLMC SERIES 3279 CLASS PA<<                                               5.50        02/15/2023           747,202
    337,000  FHLMC SERIES 3279 CLASS PH                                                 6.00        02/15/2027           339,749
    462,607  FHLMC SERIES 3288 CLASS PA<<                                               5.50        05/15/2029           461,303
    313,000  FHLMC SERIES 3291 CLASS BY                                                 4.50        03/15/2022           281,142
    152,000  FHLMC SERIES 3298 CLASS VB                                                 5.00        11/15/2025           139,716
    191,000  FHLMC SERIES 3300 CLASS PB                                                 5.50        02/15/2031           188,781
    332,000  FHLMC SERIES 3303 CLASS PB                                                 5.50        08/15/2030           328,113
    132,000  FHLMC SERIES 3305 CLASS PD                                                 5.50        11/15/2035           127,473
    179,012  FHLMC SERIES 3312 CLASS AP                                                 5.50        11/15/2025           178,659
    921,697  FHLMC SERIES 3316 CLASS EA                                                 5.50        10/15/2029           918,529
    497,151  FHLMC SERIES 3316 CLASS HA<<                                               5.00        07/15/2035           480,463
     91,000  FHLMC SERIES 3316 CLASS PB                                                 5.50        03/15/2031            89,881
    111,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
             CLASS B                                                                    6.42        12/12/2033           114,147
    105,087  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                                 4.77        04/25/2012           103,623
     64,832  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                                  3.81        11/25/2012            62,075
    105,747  FNMA SERIES 2003-15 CLASS CH                                               4.00        02/25/2017           102,337
    141,000  FNMA SERIES 2003-16 CLASS PN                                               4.50        10/25/2015           138,607
    279,062  FNMA SERIES 2003-30 CLASS ET                                               3.50        08/25/2016           268,692
    288,760  FNMA SERIES 2003-33 CLASS CH                                               4.00        07/25/2017           277,778
    393,542  FNMA SERIES 2003-34 CLASS QJ<<                                             4.50        01/25/2016           386,550
    672,000  FNMA SERIES 2003-86 CLASS OX<<                                             4.50        09/25/2026           656,151
    294,000  FNMA SERIES 2003-92 CLASS PC                                               4.50        05/25/2015           288,094
    318,000  FNMA SERIES 2004-19 CLASS AY                                               4.00        04/25/2019           280,903
    227,612  FNMA SERIES 2004-34 CLASS PI                                               3.50        05/25/2014           223,523
    444,119  FNMA SERIES 2005-29 CLASS AD                                               4.50        08/25/2034           433,495
    166,170  FNMA SERIES 2005-38 CLASS CD                                               5.00        06/25/2019           163,432
    625,546  FNMA SERIES 2005-57 CLASS PA<<                                             5.50        05/25/2027           623,911
    672,288  FNMA SERIES 2006-112 CLASS QA<<                                            5.50        03/25/2033           668,447
    204,472  FNMA SERIES 2006-18 CLASS PA                                               5.50        01/25/2026           203,892

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

    VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   771,558  FNMA SERIES 2006-29 CLASS PA<<                                             5.50%       08/25/2026    $      769,600
    208,932  FNMA SERIES 2006-31 CLASS PA                                               5.50        11/25/2026           208,363
    551,699  FNMA SERIES 2006-34 CLASS PA<<                                             6.00        05/25/2027           554,303
    157,838  FNMA SERIES 2006-41 CLASS MA                                               5.50        04/25/2024           157,438
     69,368  FNMA SERIES 2006-53 CLASS PA                                               5.50        12/25/2026            69,181
    230,906  FNMA SERIES 2006-55 CLASS PA                                               6.00        05/25/2026           231,988
    166,595  FNMA SERIES 2006-64 CLASS PA                                               5.50        02/25/2030           166,011
    453,128  FNMA SERIES 2006-80 CLASS PB<<                                             6.00        10/25/2027           455,672
    597,908  FNMA SERIES 2006-99 CLASS PA<<                                             5.50        05/25/2030           595,498
    569,685  FNMA SERIES 2007-30 CLASS MA                                               4.25        02/25/2037           545,292
    577,850  FNMA SERIES 2007-39 CLASS NA<<                                             4.25        01/25/2037           552,814
    327,647  FNMA SERIES 2007-B1 CLASS VA                                               5.50        04/25/2017           325,113
    109,209  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
             CLASS A3                                                                   6.03        08/11/2033           110,076
    185,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3
             CLASS A4+/-                                                                5.19        07/10/2039           178,921
     66,073  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1
             CLASS A1                                                                   3.12        03/10/2038            64,786
     22,288  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
             CLASS A1                                                                   3.90        08/10/2038            21,901
    539,401  GNMA SERIES 2004-88 CLASS MA                                               3.65        01/20/2028           527,886
    676,658  GNMA SERIES 2006-17 CLASS KY                                               5.00        04/20/2036           661,767
    127,000  GNMA SERIES 2006-37 CLASS JG                                               5.00        07/20/2036           118,135
    169,424  GNMA SERIES 2006-8 CLASS A                                                 3.94        08/16/2025           165,275
    974,000  GNMA SERIES 2007-7 CLASS PG                                                5.00        02/16/2037           900,145
     56,000  GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES 1998-C1
             CLASS B                                                                    6.97        10/18/2030            56,737
    464,000  GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES 1998-GLII
             CLASS A2                                                                   6.56        04/13/2031           465,884
     74,000  GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES 2004-GG2
             CLASS A6+/-                                                                5.40        08/10/2038            72,407
    355,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2002-C2 CLASS A2                                                    5.05        12/12/2034           345,062
     76,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2002-CIB5 CLASS A2                                                  5.16        10/12/2037            74,266
    141,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2003-CB7 CLASS A4+/-                                                4.88        01/12/2038           134,805
    121,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2005-CB11 CLASS ASB+/-                                              5.20        08/12/2037           118,475
     81,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2005-CB13 CLASS AM+/-                                               5.34        01/12/2043            78,566
    167,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2005-LDP3 CLASS ASB+/-                                              4.89        08/15/2042           160,906
     55,000  LB-UBS COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B            7.43        10/15/2032            57,127
    337,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4                   5.59        06/15/2031           336,422
    144,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS A2                   3.48        07/15/2027           141,164
    106,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A4+/-                5.12        11/15/2032           102,697
     96,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C7 CLASS AM+/-                5.26        11/15/2040            92,286
    178,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C2 CLASS A2                   5.30        02/15/2040           175,475
    491,000  MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES 2006-4
             CLASS ASB+/-                                                               5.13        12/12/2049           473,336
    342,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A5+/-                  4.86        10/12/2041           323,774
     65,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-MKB1 CLASS B+/-                   5.28        02/12/2042            62,901
     82,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS AM+/-                  5.11        07/12/2038            77,905
    331,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-LC1 CLASS A4+/-                   5.29        01/12/2044           319,280
    249,000  MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                          5.01        04/15/2038           241,044

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   100,000  MORGAN STANLEY CAPITAL I SERIES 2004-T13 CLASS B+/-                        4.76%       09/13/2045    $       94,515
    248,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                         5.04        01/14/2042           241,328
    405,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-                      5.18        11/14/2042           396,428
    136,346  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A3              5.52        12/15/2035           136,304
    455,000  US BANK NA SERIES 2007-1 CLASS A                                           5.92        05/25/2012           456,667
    167,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4            6.29        04/15/2034           171,342
    138,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4            4.98        11/15/2034           133,610
    291,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3            4.96        08/15/2035           285,218
    243,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A2+/-++       5.08        10/15/2035           234,597
    116,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3            4.45        11/15/2035           112,603
    402,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS A4            5.01        12/15/2035           386,224
     39,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS B             5.11        12/15/2035            37,627
    687,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4           4.75        02/15/2041           648,818
    211,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS B            5.31        01/15/2041           204,280
    113,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS B            4.89        10/15/2041           106,374
    257,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C18 CLASS A4           4.94        04/15/2042           243,023
     96,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS A6           4.70        05/15/2044            89,118
    214,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A7+/-        5.12        07/15/2042           204,564
    280,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS A4+/-        5.37        10/15/2044           271,317
    555,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C22 CLASS A4+/-        5.27        12/15/2044           537,500
    274,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS APB          6.00        06/15/2045           276,932

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $44,204,818)                                                          43,766,925
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 14.32%

BUSINESS SERVICES - 0.41%
    525,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                           6.00        06/15/2012           534,363
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 0.52%
    220,000  ABBOTT LABORATORIES                                                        5.88        05/15/2016           220,057
    165,000  AMGEN INCORPORATED++                                                       5.85        06/01/2017           162,436
     50,000  BRISTOL MYERS SQUIBB COMPANY                                               5.88        11/15/2036            47,168
    170,000  ESTEE LAUDER COMPANIES INCORPORATED                                        5.55        05/15/2017           165,709
     90,000  TEVA PHARMACEUTICAL FINANCE LLC<<                                          6.15        02/01/2036            84,130

                                                                                                                         679,500
                                                                                                                  --------------
COMMUNICATIONS - 1.64%
    350,000  AT&T INCORPORATED                                                          6.15        09/15/2034           335,583
     90,000  AT&T INCORPORATED<<                                                        6.80        05/15/2036            93,213
    485,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                         8.38        03/15/2013           541,410
    165,000  COMCAST CORPORATION                                                        5.65        06/15/2035           143,551
     90,000  EMBARQ CORPORATION                                                         8.00        06/01/2036            91,338
    175,000  SBC COMMUNICATIONS                                                         5.63        06/15/2016           171,033
    215,000  SPRINT CAPITAL CORPORATION                                                 6.13        11/15/2008           216,218
     80,000  SPRINT CAPITAL CORPORATION                                                 8.75        03/15/2032            89,850
     85,000  SPRINT NEXTEL CORPORATION                                                  6.00        12/01/2016            80,636
     65,000  TIME WARNER CABLE INCORPORATED++                                           5.85        05/01/2017            63,222
     85,000  TIME WARNER CABLE INCORPORATED++<<                                         6.55        05/01/2037            82,153

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COMMUNICATIONS (CONTINUED)
$   195,000  TIME WARNER ENTERTAINMENT COMPANY LP                                       8.38%       07/15/2033    $      226,306

                                                                                                                       2,134,513
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 2.42%
    115,000  BAC CAPITAL TRUST XI                                                       6.63        05/23/2036           117,261
    140,000  BANK OF AMERICA CORPORATION                                                5.38        06/15/2014           137,823
    455,000  CITIGROUP INCORPORATED                                                     3.63        02/09/2009           443,146
     95,000  CITIGROUP INCORPORATED                                                     5.10        09/29/2011            93,537
    160,000  CITIGROUP INCORPORATED                                                     5.50        02/15/2017           154,963
    285,000  JPMORGAN CHASE & COMPANY<<                                                 6.13        06/27/2017           287,216
    265,000  JPMORGAN CHASE CAPITAL XVIII                                               6.95        08/17/2036           267,860
    220,000  PNC FUNDING CORPORATION                                                    5.25        11/15/2015           211,352
    105,000  PNC FUNDING CORPORATION                                                    5.63        02/01/2017           102,861
    350,000  WACHOVIA CORPORATION                                                       5.30        10/15/2011           346,376
    185,000  WACHOVIA CORPORATION<<                                                     4.88        02/15/2014           176,503
    165,000  WACHOVIA CORPORATION                                                       5.75        06/15/2017           162,790
    410,000  WASHINGTON MUTUAL BANK FA                                                  5.65        08/15/2014           399,965
    108,000  WASHINGTON MUTUAL INCORPORATED                                             4.00        01/15/2009           105,660
    140,000  ZIONS BANCORP                                                              5.50        11/16/2015           134,556

                                                                                                                       3,141,869
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 1.49%
    125,000  ALLEGHENY ENERGY SUPPLY++                                                  8.25        04/15/2012           133,125
    110,000  CMS ENERGY CORPORATION                                                     6.55        07/17/2017           108,529
    390,000  DPL INCORPORATED                                                           6.88        09/01/2011           404,954
    200,000  FIRSTENERGY CORPORATION SERIES B                                           6.45        11/15/2011           205,083
    130,000  FIRSTENERGY CORPORATION SERIES C                                           7.38        11/15/2031           140,732
    200,000  KANSAS GAS & ELECTRIC                                                      5.65        03/29/2021           192,086
    130,000  MIDAMERICAN ENERGY HOLDINGS                                                6.13        04/01/2036           125,593
    300,000  NEVADA POWER COMPANY SERIES A                                              8.25        06/01/2011           324,617
     90,000  NEVADA POWER COMPANY SERIES M                                              5.95        03/15/2016            87,994
    195,000  PUBLIC SERVICE COMPANY OF COLORADO                                         7.88        10/01/2012           213,951

                                                                                                                       1,936,664
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 0.11%
    145,000  KRAFT FOODS INCORPORATED<<                                                 5.25        10/01/2013           139,428
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.22%
    295,000  TARGET CORPORATION                                                         5.38        05/01/2017           282,281
                                                                                                                  --------------
HEALTH SERVICES - 0.10%
    135,000  COVENTRY HEALTH CARE INCORPORATED                                          5.95        03/15/2017           131,693
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.81%
    485,000  ALLIED CAPITAL CORPORATION                                                 6.63        07/15/2011           489,721
    364,000  BA COVERED BOND ISSUER++                                                   5.50        06/14/2012           365,230
     40,000  ERP OPERATING LP                                                           5.50        10/01/2012            39,625
    165,000  ERP OPERATING LP                                                           5.75        06/15/2017           161,759

                                                                                                                       1,056,335
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
INSURANCE CARRIERS - 0.92%
$    85,000  ACE INA HOLDINGS INCORPORATED                                              6.70%       05/15/2036    $       86,302
    200,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                  4.70        10/01/2010           196,133
    250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                       5.45        05/18/2017           242,936
    100,000  CIGNA CORPORATION                                                          6.15        11/15/2036            95,255
    202,000  LIBERTY MUTUAL GROUP++                                                     7.50        08/15/2036           204,862
    135,000  METLIFE INCORPORATED                                                       6.40        12/15/2036           125,058
    180,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                               5.70        12/14/2036           164,937
     80,000  WELLPOINT INCORPORATED                                                     5.88        06/15/2017            79,018

                                                                                                                       1,194,501
                                                                                                                  --------------
MOTION PICTURES - 0.09%
    120,000  NEWS AMERICA INCORPORATED                                                  6.40        12/15/2035           114,277
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.71%
    245,000  CAPITAL ONE BANK SERIES BKNT                                               4.88        05/15/2008           243,873
    135,000  CAPITAL ONE FINANCIAL COMPANY                                              6.15        09/01/2016           133,284
    292,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                           3.75        12/15/2009           281,336
    260,000  RESIDENTIAL CAPITAL CORPORATION                                            6.13        11/21/2008           257,627

                                                                                                                         916,120
                                                                                                                  --------------
OFFICE EQUIPMENT - 0.12%
    160,000  XEROX CORPORATION                                                          5.50        05/15/2012           157,251
                                                                                                                  --------------
OIL & GAS EXTRACTION - 0.57%
    185,000  DEVON FINANCING CORPORATION                                                6.88        09/30/2011           193,128
     75,000  EL PASO NATURAL GAS COMPANY++                                              5.95        04/15/2017            72,645
     80,000  PEMEX PROJECT FUNDING MASTER TRUST                                         6.63        06/15/2035            81,200
     85,000  SOUTHERN NATURAL GAS COMPANY++                                             5.90        04/01/2017            82,214
    205,000  WEATHERFORD INTERNATIONAL INCORPORATED++                                   5.95        06/15/2012           206,737
    100,000  WEATHERFORD INTERNATIONAL INCORPORATED++                                   6.35        06/15/2017           101,320

                                                                                                                         737,244
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.04%
     55,000  TESORO CORPORATION++<<                                                     6.50        06/01/2017            53,763
                                                                                                                  --------------
PHARMACEUTICALS - 0.48%
    600,000  WYETH                                                                      6.95        03/15/2011           627,915
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 0.06%
     70,000  CORNING INCORPORATED                                                       7.25        08/15/2036            72,155
                                                                                                                  --------------
RAILROAD TRANSPORTATION - 0.07%
     90,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                   6.15        05/01/2037            87,472
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.81%
     85,000  DEVELOPERS DIVERS REALTY                                                   5.38        10/15/2012            83,295
    250,000  HEALTH CARE PROPERTIES INVESTORS INCORPORATED                              5.65        12/15/2013           243,726
    135,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                      5.58        05/24/2010           135,312
    245,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                         5.75        06/15/2011           246,024

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONTINUED)
$   120,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                         5.65%       06/01/2014    $      118,993
     65,000  PROLOGIS TRUST                                                             5.25        11/15/2010            64,296
    160,000  PROLOGIS TRUST                                                             5.50        04/01/2012           158,663

                                                                                                                       1,050,309
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.93%
    320,000  CREDIT SUISSE USA INCORPORATED                                             5.50        08/16/2011           319,805
    515,000  GOLDMAN SACHS CAPITAL II+/-                                                5.79        06/01/2012           502,612
    335,000  GOLDMAN SACHS GROUP INCORPORATED                                           5.13        01/15/2015           318,330
    425,000  LAZARD GROUP LLC                                                           7.13        05/15/2015           438,398
    230,000  LAZARD GROUP LLC++                                                         6.85        06/15/2017           230,159
    275,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                           5.75        05/17/2013           274,853
    145,000  MERRILL LYNCH & COMPANY INCORPORATED                                       5.70        05/02/2017           139,623
    195,000  MORGAN STANLEY                                                             5.30        03/01/2013           191,134
    100,000  MORGAN STANLEY                                                             5.38        10/15/2015            95,748

                                                                                                                       2,510,662
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 0.80%
    295,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                     6.50        11/15/2013           304,675
     75,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                     8.50        01/18/2031            94,777
    430,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                       5.71        03/13/2009           430,800
    210,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN                          5.75        09/08/2011           210,289

                                                                                                                       1,040,541
                                                                                                                  --------------
TOTAL CORPORATE BONDS & NOTES (COST $18,926,595)                                                                      18,598,856
                                                                                                                  --------------

FOREIGN CORPORATE BONDS@- 3.14%
    147,000  AMERICA MOVIL SA DE CV                                                     6.38        03/01/2035           144,398
    100,000  CANADIAN NATURAL RESOURCES LIMITED                                         5.70        05/15/2017            96,737
    100,000  CANADIAN NATURAL RESOURCES LIMITED                                         6.25        03/15/2038            94,618
    185,000  CONOCOPHILLIPS CANADA                                                      5.63        10/15/2016           182,034
    330,000  DELHAIZE GROUP++                                                           6.50        06/15/2017           331,301
     85,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                  8.25        06/15/2030           101,878
    140,000  FRANCE TELECOM SA                                                          8.50        03/01/2031           175,910
    120,000  HUSKY OIL COMPANY                                                          7.55        11/15/2016           131,496
    150,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                  7.45        11/24/2033           165,558
    181,000  NORTHERN ROCK PLC+/-++                                                     6.59        06/28/2017           181,903
    210,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                    6.13        10/06/2016           205,800
    250,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                     6.33        09/30/2027           244,640
    185,000  ROGERS WIRELESS INCORPORATED                                               6.38        03/01/2014           186,975
    180,000  ROYAL BANK OF SCOTLAND GROUP PLC                                           5.00        10/01/2014           172,178
    445,000  TELEFONICA EMISIONES SAU                                                   5.98        06/20/2011           449,095
     65,000  TELEFONICA EMISIONES SAU                                                   6.22        07/03/2017            64,837
    240,000  TYCO INTERNATIONAL GROUP SA                                                6.38        10/15/2011           247,239
    170,000  TYCO INTERNATIONAL GROUP SA                                                6.88        01/15/2029           196,212
    255,000  VALE OVERSEAS LIMITED<<                                                    6.25        01/23/2017           252,914
     85,000  VALE OVERSEAS LIMITED                                                      6.88        11/21/2036            85,441
    175,000  VODAFONE GROUP PLC                                                         5.63        02/27/2017           167,334
    195,000  WESTFIELD GROUP++                                                          5.40        10/01/2012           192,277

TOTAL FOREIGN CORPORATE BONDS@ (COST $4,136,730)                                                                       4,070,775
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS@- 0.61%
$   130,000  ITALY GOVERNMENT INTERNATIONAL BOND                                        5.38%       06/15/2033    $      122,747
    270,000  QUEBEC PROVINCE<<                                                          5.13        11/14/2016           261,979
    189,050  RUSSIAN FEDERATION+/-++                                                    7.50        03/31/2030           207,482
    110,000  UNITED MEXICAN STATES SERIES MTNA                                          5.88        01/15/2014           110,550
     80,000  UNITED MEXICAN STATES SERIES MTNA                                          6.75        09/27/2034            85,320

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $805,146)                                                                          788,078
                                                                                                                  --------------
AGENCY SECURITIES - 35.26%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.18%
    228,427  FHLMC #1B3391+/-<<                                                         5.79        05/01/2037           228,149
    540,529  FHLMC #1H2628+/-                                                           6.15        07/01/2036           541,231
    293,505  FHLMC #1J1465+/-                                                           5.90        01/01/2037           293,062
    357,951  FHLMC #1J1578+/-                                                           6.01        04/01/2037           359,331
    707,000  FHLMC #1J1647+/-                                                           5.92        04/01/2037           708,446
    118,851  FHLMC #B13150<<                                                            4.00        03/01/2019           110,745
    156,044  FHLMC #E01279<<                                                            5.50        01/01/2018           154,255
    199,185  FHLMC #E01497<<                                                            5.50        11/01/2018           196,853
    172,558  FHLMC #E96462                                                              4.50        05/01/2018           164,475
    145,341  FHLMC #G11594<<                                                            5.50        08/01/2019           143,636
    675,561  FHLMC #G11658<<                                                            5.50        01/01/2020           666,896
    350,282  FHLMC #G12456<<                                                            4.00        10/01/2021           324,510
     77,001  FHLMC #G12457                                                              4.00        02/01/2020            71,542
    248,181  FHLMC #G12474<<                                                            5.50        01/01/2017           245,395
  1,062,925  FHLMC #G12545<<                                                            4.00        10/01/2021           984,718
    178,712  FHLMC #G12569<<                                                            4.00        05/01/2020           166,043
    131,344  FHLMC #G12570<<                                                            4.00        02/01/2021           121,680
     91,705  FHLMC #J02372                                                              5.50        05/01/2020            90,629
     95,139  FHLMC #J02373                                                              5.50        05/01/2020            94,023
    111,233  FHLMC #J04514<<                                                            5.50        03/01/2017           109,954
     92,453  FHLMC SERIES 2631 CLASS MT                                                 3.50        01/15/2022            91,710
    344,695  FHLMC SERIES 2645 CLASS MK                                                 3.50        07/15/2022           340,974
    238,089  FHLMC SERIES 2890 CLASS AP<<                                               3.75        12/15/2011           232,458
    285,202  FHLMC SERIES 3035 CLASS DM                                                 5.50        11/15/2025           284,898

                                                                                                                       6,725,613
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.51%
    366,563  FNMA #190337<<                                                             5.00        07/01/2033           345,290
  2,097,658  FNMA #254828<<                                                             5.00        08/01/2033         1,975,920
    740,468  FNMA #254949<<                                                             5.00        11/01/2033           697,495
    112,167  FNMA #256559<<                                                             5.50        01/01/2017           110,854
    102,446  FNMA #256646                                                               5.50        03/01/2017           101,247
    353,620  FNMA #256682<<                                                             5.50        04/01/2017           349,480
    397,926  FNMA #256719<<                                                             5.50        05/01/2017           393,267
  1,159,016  FNMA #555592<<                                                             5.50        07/01/2033         1,122,962
    460,774  FNMA #688017<<                                                             5.50        03/01/2033           446,440
    197,401  FNMA #694388                                                               5.50        03/01/2033           191,260
    379,138  FNMA #694406                                                               5.50        03/01/2033           367,344
     81,355  FNMA #699613                                                               5.50        06/01/2033            78,824

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   720,759  FNMA #702005                                                               5.50%       05/01/2033    $      698,338
  1,011,433  FNMA #725222<<                                                             5.50        02/01/2034           979,969
  1,015,303  FNMA #725425<<                                                             5.50        04/01/2034           983,807
    231,547  FNMA #725564                                                               4.49        04/01/2009           228,074
    378,541  FNMA #725611<<                                                             5.50        06/01/2034           366,765
     91,964  FNMA #728720<<                                                             5.00        07/01/2033            86,627
    512,489  FNMA #728877<<                                                             5.00        08/01/2033           482,747
  1,944,067  FNMA #735036<<                                                             5.50        12/01/2034         1,882,216
  2,935,039  FNMA #735141<<                                                             5.50        01/01/2035         2,841,661
  1,149,225  FNMA #735224<<                                                             5.50        02/01/2035         1,113,475
    393,271  FNMA #735301<<                                                             4.00        03/01/2020           364,930
    895,814  FNMA #745018<<                                                             4.00        09/01/2020           831,257
    968,177  FNMA #745314<<                                                             4.00        05/01/2034           856,753
    349,974  FNMA #745666+/-                                                            6.43        07/01/2036           354,020
    300,836  FNMA #745743<<                                                             4.00        05/01/2021           278,365
    172,288  FNMA #822051+/-                                                            5.03        07/01/2035           169,142
     93,914  FNMA #835243+/-                                                            4.87        09/01/2035            91,554
    184,856  FNMA #868444+/-                                                            5.74        04/01/2036           183,452
  2,456,233  FNMA #888019<<                                                             5.50        10/01/2021         2,421,679
    332,808  FNMA #888061+/-<<                                                          5.08        10/01/2036           326,556
    596,372  FNMA #888202<<                                                             5.50        02/01/2017           589,389
    103,618  FNMA #888254+/-                                                            5.19        11/01/2036           101,417
  2,403,829  FNMA #888407<<                                                             5.00        09/01/2036         2,258,504
    110,812  FNMA #891057+/-                                                            5.50        06/01/2036           110,264
    496,049  FNMA #894446+/-                                                            5.91        09/01/2036           498,374
    593,115  FNMA #902329+/-                                                            5.92        11/01/2036           597,865
    209,966  FNMA #917831+/-                                                            5.61        05/01/2037           208,084
    206,650  FNMA #917887+/-                                                            5.94        05/01/2037           206,287
  1,376,212  FNMA #928260                                                               4.00        03/01/2036         1,217,531
    162,133  FNMA SERIES 2003-113 CLASS PN                                              3.50        02/25/2013           159,738
     50,967  FNMA SERIES 2003-92 CLASS NM                                               3.50        04/25/2013            50,274
    611,969  FNMA SERIES 2005-65 CLASS WG                                               4.50        08/25/2026           603,488
    345,000  FNMA SERIES 2005-69 CLASS JM                                               4.50        08/25/2025           310,905
  3,363,000  FNMA TBA%%                                                                 5.50        07/01/2020         3,312,555
  1,872,000  FNMA TBA%%                                                                 5.50        07/01/2034         1,805,310
  4,756,000  FNMA TBA%%                                                                 5.50        08/01/2034         4,583,595

                                                                                                                      38,335,350
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.57%
    445,060  GNMA #3624<<                                                               5.50        10/20/2034           431,995
     60,747  GNMA SERIES 2006-3 CLASS A                                                 4.21        01/16/2028            59,203
    268,000  GNMA SERIES 2006-33 CLASS NA                                               5.00        01/20/2036           250,633

                                                                                                                         741,831
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $46,358,650)                                                                            45,802,794
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
US TREASURY SECURITIES - 11.54%

US TREASURY BONDS - 4.94%
$   478,000  US TREASURY BOND<<                                                        8.88%        02/15/2019    $      632,155
    368,000  US TREASURY BOND<<                                                        7.13         02/15/2023           441,773
  1,610,000  US TREASURY BOND<<                                                        6.25         08/15/2023         1,787,730
    395,000  US TREASURY BOND<<                                                        6.63         02/15/2027           462,705
    704,000  US TREASURY BOND<<                                                        6.25         05/15/2030           804,650
    384,000  US TREASURY BOND<<                                                        5.38         02/15/2031           394,320
  2,094,000  US TREASURY BOND<<                                                        4.50         02/15/2036         1,896,052

                                                                                                                       6,419,385
                                                                                                                  --------------
US TREASURY NOTES - 6.60%
    370,000  US TREASURY NOTE<<                                                        4.50         04/30/2009           367,485
    189,000  US TREASURY NOTE<<                                                        4.88         05/31/2009           188,941
    220,000  US TREASURY NOTE<<                                                        4.63         10/31/2011           217,439
  1,327,000  US TREASURY NOTE<<                                                        4.50         11/30/2011         1,304,400
    206,000  US TREASURY NOTE<<                                                        4.63         12/31/2011           203,441
  1,112,000  US TREASURY NOTE<<                                                        4.63         02/29/2012         1,097,753
  2,366,000  US TREASURY NOTE<<                                                        4.50         04/30/2012         2,322,007
    653,000  US TREASURY NOTE<<                                                        4.75         05/31/2012           647,899
     28,000  US TREASURY NOTE<<                                                        4.63         02/15/2017            27,116
  2,289,000  US TREASURY NOTE<<                                                        4.50         05/15/2017         2,194,567

                                                                                                                       8,571,048
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $15,224,730)                                                                       14,990,433
                                                                                                                  --------------
REPURCHASE AGREEMENTS - 3.26%
  4,230,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102%
             COLLATERALIZED BY US GOVERNMENT SECURITIES
             (MATURITY VALUE $4,231,907)                                               5.41         07/02/2007         4,230,000

TOTAL REPURCHASE AGREEMENTS (COST $4,230,000)                                                                          4,230,000
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 41.59%

COLLATERAL INVESTED IN OTHER ASSETS - 41.59%
    166,607  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                  5.40         11/21/2007           166,666
      1,833  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.48         01/18/2008             1,834
     13,828  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.31         07/10/2007            13,828
     16,661  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.46         09/27/2007            16,668
    666,429  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.31         04/25/2008           666,289
    416,518  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.36         10/25/2007           416,560
    977,735  ATOMIUM FUNDING CORPORATION                                               5.28         07/26/2007           974,313
    333,215  ATOMIUM FUNDING CORPORATION++                                             5.28         08/07/2007           331,469
    315,588  ATOMIUM FUNDING CORPORATION                                               5.29         08/15/2007           313,568
    933,001  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.45         08/22/2007           933,001
    416,518  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.46         10/05/2007           416,518
     85,803  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.95         09/27/2007            85,925
    833,037  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL
             REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $833,813)                                                 5.43         07/02/2007           833,037
  1,499,466  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,500,144)                                5.43         07/02/2007         1,499,466
    803,880  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                         5.50         10/03/2007           804,081
     11,896  BETA FINANCE INCORPORATED                                                 5.29         07/16/2007            11,872

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   249,911  BETA FINANCE INCORPORATED SERIES MTN+/-++                                 5.32%        07/17/2007    $      249,911
    499,822  BNP PARIBAS+/-                                                            5.33         05/07/2008           499,772
  1,332,858  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,333,457)                                               5.43         07/02/2007         1,332,859
    583,126  BUCKINGHAM III CDO LLC                                                    5.35         08/21/2007           578,880
    499,822  BUCKINGHAM III CDO LLC                                                    5.39         09/17/2007           494,219
    319,886  CAIRN HIGH GRADE FUNDING I LLC++                                          5.28         07/11/2007           319,467
    416,518  CAIRN HIGH GRADE FUNDING I LLC++                                          5.28         07/19/2007           415,485
     90,801  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         07/17/2007            90,602
     66,643  CAIRN HIGH GRADE FUNDING I LLC++                                          5.35         07/06/2007            66,604
      6,498  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                             5.43         08/20/2007             6,499
    283,232  CEDAR SPRINGS CAPITAL COMPANY                                             5.26         07/10/2007           282,901
    506,603  CEDAR SPRINGS CAPITAL COMPANY++                                           5.29         08/07/2007           503,948
     83,304  CHARTA LLC                                                                5.28         07/12/2007            83,182
    333,215  CHEYNE FINANCE LLC                                                        5.22         07/17/2007           332,485
    333,215  CHEYNE FINANCE LLC                                                        5.22         07/18/2007           332,438
    474,831  CHEYNE FINANCE LLC+/-++                                                   5.31         02/25/2008           474,802
    166,607  CIT GROUP INCORPORATED+/-                                                 5.43         12/19/2007           166,614
  3,332,146  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $3,333,654)                                               5.43         07/02/2007         3,332,146
    416,518  COBBLER FUNDING LIMITED++                                                 5.28         07/25/2007           415,123
    235,183  COBBLER FUNDING LIMITED                                                   5.28         07/30/2007           234,223
     66,643  COMERICA BANK+/-                                                          5.33         07/20/2007            66,646
    633,108  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                      5.33         07/16/2007           631,816
     38,153  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-               5.73         10/29/2007            38,217
  1,025,051  DEER VALLEY FUNDING LLC++                                                 5.30         07/11/2007         1,023,709
    333,215  DEER VALLEY FUNDING LLC++                                                 5.30         07/13/2007           332,682
    499,822  DEER VALLEY FUNDING LLC                                                   5.33         07/16/2007           498,802
     83,304  DEER VALLEY FUNDING LLC                                                   5.34         07/20/2007            83,085
    833,037  DEER VALLEY FUNDING LLC                                                   5.34         07/26/2007           830,121
    583,126  FAIRWAY FINANCE CORPORATION++                                             5.42         07/09/2007           582,531
    108,295  FCAR OWNER TRUST SERIES II                                                5.24         07/20/2007           108,011
  2,232,805  FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,233,813)                                               5.42         07/02/2007         2,232,805
     16,661  FIVE FINANCE INCORPORATED+/-++                                            5.33         09/13/2007            16,663
    266,572  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             5.40         06/16/2008           266,572
    499,655  GEORGE STREET FINANCE LLC++                                               5.32         07/13/2007           498,856
    766,394  GEORGE STREET FINANCE LLC++                                               5.33         07/12/2007           765,275
    416,518  GERMAN RESIDENTIAL FUNDING+/-++                                           5.34         08/22/2007           416,518
    416,518  GERMAN RESIDENTIAL FUNDING+/-++                                           5.34         08/22/2007           416,518
  1,121,817  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                          5.30         07/19/2007         1,119,035
    645,653  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                          5.31         07/17/2007           644,239
    166,607  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                          5.32         08/07/2007           165,734
    416,518  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                          5.32         08/08/2007           414,273
    513,384  HUDSON-THAMES LLC                                                         5.22         07/16/2007           512,336
    583,126  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         07/16/2008           583,126
    799,715  KEEL CAPITAL INCORPORATED++                                               5.33         07/18/2007           797,852
    599,786  KESTREL FUNDING US LLC+/-++                                               5.29         02/25/2008           599,798
    336,080  KLIO FUNDING CORPORATION++                                                5.27         07/24/2007           335,001

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    98,298  KLIO III FUNDING CORPORATION++                                            5.27%        07/23/2007    $       97,998
    383,197  KLIO III FUNDING CORPORATION++                                            5.27         07/24/2007           381,967
    613,848  KLIO III FUNDING CORPORATION++                                            5.28         07/13/2007           612,866
    299,893  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.29         07/03/2007           299,848
    381,881  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31         07/11/2007           381,380
     41,319  LIBERTY HARBOUR CDO II LIMITED                                            5.31         07/17/2007            41,228
  1,600,247  LIBERTY HARBOUR CDO II LIMITED                                            5.36         07/11/2007         1,598,150
     41,652  LIBERTY LIGHT US CAPITAL+/-++                                             5.35         11/21/2007            41,666
    298,644  LIBERTY STREET FUNDING CORPORATION++                                      5.31         07/25/2007           297,643
     24,991  LIQUID FUNDING LIMITED++                                                  5.24         07/16/2007            24,940
    599,786  LIQUID FUNDING LIMITED                                                    5.26         07/30/2007           597,339
    833,037  LIQUID FUNDING LIMITED+/-++                                               5.29         08/15/2007           827,705
  1,249,555  LIQUID FUNDING LIMITED+/-++                                               5.33         06/11/2008         1,249,242
     16,661  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                 5.33         02/15/2008            16,661
     12,496  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                       5.60         01/02/2008            12,512
      2,832  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.39         08/24/2007             2,832
     49,982  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.47         08/27/2007            49,995
    416,518  METLIFE GLOBAL FUNDING I+/-++                                             5.31         02/22/2008           416,502
     35,821  MORGAN STANLEY+/-                                                         5.48         11/09/2007            35,840
    256,159  MORGAN STANLEY SERIES EXL+/-                                              5.38         07/15/2008           256,182
    416,518  NATEXIS BANQUES POPULAIRES+/-++                                           5.35         11/09/2007           416,656
  3,769,144  NATEXIS BANQUES POPULAIRES+/-                                             5.52         01/25/2008         3,767,523
    657,266  NATIONWIDE BUILDING SOCIETY+/-++                                          5.48         07/20/2007           657,305
     41,652  NATIONWIDE BUILDING SOCIETY+/-                                            5.48         07/20/2007            41,663
    782,305  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.37         12/24/2007           782,492
    499,822  SAINT GERMAIN FUNDING                                                     5.39         07/06/2007           499,532
    299,893  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                5.33         10/26/2007           299,899
    333,215  SLM CORPORATION+/-++                                                      5.32         05/12/2008           333,215
    101,964  SLM CORPORATION SERIES MTN1+/-                                            5.57         07/25/2007           101,923
    833,037  SOLITAIRE FUNDING LLC++                                                   5.29         07/06/2007           832,553
    666,429  SOUTHERN COMPANY FUNDING CORPORATION                                      5.34         07/24/2007           664,290
    666,429  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.35         04/03/2008           666,716
    243,247  TANGO FINANCE CORPORATION                                                 5.27         07/31/2007           242,218
    166,607  TEMPUS FUNDING LLC++                                                      5.75         07/02/2007           166,607
    273,969  TICONDEROGA FUNDING LLC                                                   5.44         07/10/2007           273,649
  1,666,073  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.57         08/01/2008         1,666,073
    320,203  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008           320,196
     12,962  UBS FINANCE (DELAWARE) LLC                                                5.29         07/16/2007            12,936
    416,518  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                     5.34         08/08/2008           416,610
     89,968  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.36         12/03/2007            89,994
     28,323  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.36         12/13/2007            28,286
    199,929  VERSAILLES CDS LLC++                                                      5.33         07/26/2007           199,229
    249,911  VERSAILLES CDS LLC++                                                      5.38         07/31/2007           248,854
     49,982  VETRA FINANCE INCORPORATED++                                              5.27         07/30/2007            49,778
      2,499  WACHOVIA CORPORATION+/-                                                   5.41         07/20/2007             2,499
    166,607  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                  5.28         07/27/2007           165,999
    416,518  WHISTLEJACKET CAPITAL LIMITED                                             5.26         07/12/2007           415,910

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   524,813  WORLD OMNI VEHICLE LEASING++                                              5.32%        07/13/2007    $      523,973
    999,644  WORLD OMNI VEHICLE LEASING++                                              5.35         07/10/2007           998,474
    221,588  WORLD OMNI VEHICLE LEASING++                                              5.45         07/02/2007           221,588
      1,666  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                     5.36         10/19/2007             1,666

                                                                                                                      54,028,278
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $54,028,278)                                                            54,028,278
                                                                                                                  --------------
SHARES
SHORT-TERM INVESTMENTS - 0.00%
        503  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                    503
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $503)                                                                                     503
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $194,937,197)*                        148.81%                                                               $  193,293,932

OTHER ASSETS AND LIABILITIES, NET           (48.81)                                                                  (63,396,634)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  129,897,298
                                            ======                                                                ==============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $503.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                 STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            VT ASSET         VT C&B
                                                                          ALLOCATION      LARGE CAP    VT DISCOVERY
                                                                                FUND     VALUE FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................   $ 269,387,481   $ 29,864,031   $ 235,032,280
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................     121,356,005      2,889,281      47,407,188
   INVESTMENTS IN AFFILIATES .......................................       6,117,256      1,125,894       8,126,164
   REPURCHASE AGREEMENTS ...........................................               0              0               0
                                                                       --------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .................     396,860,742     33,879,206     290,565,632
                                                                       --------------------------------------------
   CASH ............................................................          50,000      1,175,894               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................          22,869              0               0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................           1,733         27,418           4,802
   RECEIVABLE FOR INVESTMENTS SOLD .................................         106,018              0       3,545,867
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................       1,722,977         69,632          54,298
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .................               0              0               0
   PREPAID EXPENSES AND OTHER ASSETS ...............................           9,217              0               0
                                                                       --------------------------------------------
TOTAL ASSETS .......................................................     398,773,556     35,152,150     294,170,599
                                                                       --------------------------------------------
LIABILITIES
   OPTION WRITTEN, AT VALUE ........................................               0              0               0
   FOREIGN TAXES PAYABLE ...........................................               0              0               0
   PAYABLE FOR FUND SHARES REDEEMED ................................         412,971              0               0
   PAYABLE FOR INVESTMENTS PURCHASED ...............................         246,375      1,199,795       2,848,474
   DIVIDENDS PAYABLE ...............................................               0              0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........         229,992         22,131         252,935
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................     121,356,005      2,889,281      47,407,188
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................               0          8,635          39,370
                                                                       --------------------------------------------
TOTAL LIABILITIES ..................................................     122,245,343      4,119,842      50,547,967
                                                                       --------------------------------------------
TOTAL NET ASSETS ...................................................   $ 276,528,213   $ 31,032,308   $ 243,622,632
                                                                       ============================================
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................   $ 237,564,955   $ 27,909,551   $ 376,169,870
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................          84,649          7,518        (945,442)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........       6,475,602     (1,419,066)   (178,311,506)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .............................      32,377,707      4,534,305      46,709,710
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........          25,300              0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
     SWAP AGREEMENTS, AND SHORT SALES ..............................               0              0               0
                                                                       --------------------------------------------
TOTAL NET ASSETS ...................................................   $ 276,528,213   $ 31,032,308   $ 243,622,632
                                                                       --------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------
   NET ASSETS ......................................................   $ 276,528,213   $ 31,032,308   $ 243,622,632
   SHARES OUTSTANDING ..............................................      18,786,867      2,664,666      12,762,356
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ....................   $       14.72   $      11.65   $       19.09
                                                                       --------------------------------------------
INVESTMENTS AT COST ................................................   $ 364,483,035   $ 29,344,901   $ 243,855,922
                                                                       ============================================
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2) .......................   $ 120,514,002   $  2,781,022   $  45,588,126
                                                                       ============================================
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2) ......................   $           0   $          0   $           0
                                                                       ============================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                                               VT LARGE
                                                                           VT EQUITY   VT INTERNATIONAL         COMPANY
                                                                         INCOME FUND          CORE FUND       CORE FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................   $ 105,967,714   $     47,234,347   $  24,143,277
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................      12,223,715            236,860         991,553
   INVESTMENTS IN AFFILIATES .......................................         350,230            188,419         265,139
   REPURCHASE AGREEMENTS ...........................................               0                  0               0
                                                                       ------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .................     118,541,659         47,659,626      25,399,969
                                                                       ------------------------------------------------
   CASH ............................................................          49,992             50,000          50,000
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................               0                  0               0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................              71              2,922          54,560
   RECEIVABLE FOR INVESTMENTS SOLD .................................               0          1,175,797               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................         121,456            158,506          10,733
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .................               0                  0               0
   PREPAID EXPENSES AND OTHER ASSETS ...............................               0                  0               0
                                                                       ------------------------------------------------
TOTAL ASSETS .......................................................     118,713,178         49,046,851      25,515,262
                                                                       ------------------------------------------------
LIABILITIES
   OPTION WRITTEN, AT VALUE ........................................               0                  0               0
   FOREIGN TAXES PAYABLE ...........................................               0                570               0
   PAYABLE FOR FUND SHARES REDEEMED ................................               0                  0               0
   PAYABLE FOR INVESTMENTS PURCHASED ...............................               0            544,859               0
   DIVIDENDS PAYABLE ...............................................               0                  0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........          86,412             34,582          16,717
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................      12,223,715            236,860         991,553
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................          10,841              3,261           9,912
                                                                       ------------------------------------------------
TOTAL LIABILITIES ..................................................      12,320,968            820,132       1,018,182
                                                                       ------------------------------------------------
TOTAL NET ASSETS ...................................................   $ 106,392,210   $     48,226,719   $  24,497,080
                                                                       ================================================
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................   $  67,827,789   $     30,202,373   $  35,408,409
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................          14,250            641,121          88,408
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........      14,328,192          6,883,500     (13,449,603)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .............................      24,221,979         10,499,725       2,449,866
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........               0                  0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP
     AGREEMENTS, AND SHORT SALES ...................................               0                  0               0
                                                                       ------------------------------------------------
TOTAL NET ASSETS ...................................................   $ 106,392,210   $     48,226,719   $  24,497,080
                                                                       ------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------
   NET ASSETS ......................................................   $ 106,392,210   $     48,226,719   $  24,497,080
   SHARES OUTSTANDING ..............................................       5,154,108          4,330,235       1,423,455
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ....................   $       20.64   $          11.14   $       17.21
                                                                       ------------------------------------------------
INVESTMENTS AT COST ................................................   $  94,319,680   $     37,154,861   $  22,950,103
                                                                       ================================================
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2) .......................   $  11,840,201   $        226,710   $     968,760
                                                                       ================================================
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2) ......................   $           0   $              0   $           0
                                                                       ================================================

                                                                            VT LARGE       VT MONEY
                                                                             COMPANY         MARKET    VT OPPORTUNITY
                                                                         GROWTH FUND           FUND              FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................   $ 105,877,155   $ 41,196,889   $   856,952,237
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................       5,336,422              0       216,918,575
   INVESTMENTS IN AFFILIATES .......................................       1,598,899              0        31,925,836
   REPURCHASE AGREEMENTS ...........................................               0      4,191,255                 0
                                                                       ----------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .................     112,812,476     45,388,144     1,105,796,648
                                                                       ----------------------------------------------
   CASH ............................................................          50,000         50,000             3,994
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................               0              0                 0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................           5,109              0           148,647
   RECEIVABLE FOR INVESTMENTS SOLD .................................               0              0         4,598,134
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................          29,800         86,018           562,752
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .................               0              0         1,221,356
   PREPAID EXPENSES AND OTHER ASSETS ...............................               0              0                 0
                                                                       ----------------------------------------------
TOTAL ASSETS .......................................................     112,897,385     45,524,162     1,112,331,531
                                                                       ----------------------------------------------
LIABILITIES
   OPTION WRITTEN, AT VALUE ........................................               0              0         2,516,800
   FOREIGN TAXES PAYABLE ...........................................               0              0                 0
   PAYABLE FOR FUND SHARES REDEEMED ................................               0              0                 0
   PAYABLE FOR INVESTMENTS PURCHASED ...............................               0              0         4,479,001
   DIVIDENDS PAYABLE ...............................................               0          5,778                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........          86,674         24,919           747,806
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................       5,336,422              0       216,918,575
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................          13,316         20,866           234,247
                                                                       ----------------------------------------------
TOTAL LIABILITIES ..................................................       5,436,412         51,563       224,896,429
                                                                       ----------------------------------------------
TOTAL NET ASSETS ...................................................   $ 107,460,973   $ 45,472,599   $   887,435,102
                                                                       ==============================================
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................   $ 120,474,420   $ 45,472,647   $   489,539,741
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................           1,146              0        10,231,865
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........     (27,716,554)           (48)      189,212,593
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .............................      14,701,961              0       198,828,540
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........               0              0                 0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP
     AGREEMENTS, AND SHORT SALES ...................................               0              0          (377,637)
                                                                       ----------------------------------------------
TOTAL NET ASSETS ...................................................   $ 107,460,973   $ 45,472,599   $   887,435,102
                                                                       ----------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------
   NET ASSETS ......................................................   $ 107,460,973   $ 45,472,599   $   887,435,102
   SHARES OUTSTANDING ..............................................      10,505,247     45,475,505        33,419,490
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ....................   $       10.23   $       1.00   $         26.55
                                                                       ----------------------------------------------
INVESTMENTS AT COST ................................................   $  98,110,515   $ 45,388,144   $   906,968,108
                                                                       ==============================================
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2) .......................   $   5,127,746   $          0   $   208,067,551
                                                                       ==============================================
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2) ......................   $           0   $          0   $       917,807
                                                                       ==============================================

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                 STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            VT SMALL CAP     VT SMALL/MID   VT TOTAL RETURN
                                                                             GROWTH FUND   CAP VALUE FUND         BOND FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ......................................   $ 213,779,477   $   21,264,131   $   135,035,151
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...........................      98,803,498                0        54,028,278
   INVESTMENTS IN AFFILIATES ...........................................       2,251,229          273,204               503
   REPURCHASE AGREEMENTS ...............................................               0                0         4,230,000
                                                                           ------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .....................     314,834,204       21,537,335       193,293,932
                                                                           ------------------------------------------------
   CASH ................................................................          50,000                0            50,000
   RECEIVABLE FOR FUND SHARES ISSUED ...................................          63,335            7,602             3,647
   RECEIVABLE FOR INVESTMENTS SOLD .....................................       3,109,816          101,452        16,723,231
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..............................          16,406            8,952         2,481,244
   PREPAID EXPENSES AND OTHER ASSETS ...................................           7,615                0                 0
                                                                           ------------------------------------------------
TOTAL ASSETS ...........................................................     318,081,376       21,655,341       212,552,054
                                                                           ------------------------------------------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ...................................       3,181,708          166,906        28,018,848
   DIVIDENDS PAYABLE ...................................................               0                0           512,168
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...............         211,445           17,844            92,397
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..............................      98,803,498                0        54,028,278
   ACCRUED EXPENSES AND OTHER LIABILITIES ..............................               0           20,243             3,065
                                                                           ------------------------------------------------
TOTAL LIABILITIES ......................................................     102,196,651          204,993        82,654,756
                                                                           ------------------------------------------------
TOTAL NET ASSETS .......................................................   $ 215,884,725   $   21,450,348   $   129,897,298
                                                                           ================================================
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .....................................................   $ 135,337,449   $   14,306,178   $   133,613,154
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................        (898,453)         (94,155)          (10,299)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............      52,719,949        4,922,060        (2,062,292)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
     IN FOREIGN CURRENCIES .............................................      28,725,780        2,316,265        (1,643,265)
                                                                           ------------------------------------------------
TOTAL NET ASSETS .......................................................   $ 215,884,725   $   21,450,348   $   129,897,298
                                                                           ------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ..........................................................   $ 215,884,725   $   21,450,348   $   129,897,298
   SHARES OUTSTANDING ..................................................      18,708,128        1,508,242        13,450,253
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ........................   $       11.54   $        14.22   $          9.66
                                                                           ------------------------------------------------
INVESTMENTS AT COST ....................................................   $ 286,108,424   $   19,221,067   $   194,937,197
                                                                           ================================================
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2) ...........................   $  95,580,569   $            0   $    53,506,984
                                                                           ================================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                                      STATEMENTS OF OPERATIONS--
                              FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            VT ASSET         VT C&B
                                                                                          ALLOCATION      LARGE CAP   VT DISCOVERY
                                                                                                FUND     VALUE FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .....................................................................   $  1,587,117   $    281,835   $    231,014
   INTEREST .........................................................................      2,553,366              0            448
   INCOME FROM AFFILIATED SECURITIES ................................................        293,178         42,067        163,221
   SECURITIES LENDING INCOME, NET ...................................................         56,959          2,094         12,494
                                                                                        ------------------------------------------
TOTAL INVESTMENT INCOME .............................................................      4,490,620        325,996        407,177
                                                                                        ------------------------------------------
EXPENSES
   ADVISORY FEES ....................................................................        768,635         86,682        882,143
   ADMINISTRATION FEES ..............................................................        223,603         25,217        188,190
   CUSTODY FEES .....................................................................         27,950          3,152         23,524
   ACCOUNTING FEES ..................................................................         16,430         10,603         16,845
   DISTRIBUTION FEES (NOTE 3) .......................................................        349,380         39,401        294,048
   PROFESSIONAL FEES ................................................................         12,978          9,057          9,896
   SHAREHOLDER REPORTS ..............................................................          4,916          1,973          1,093
   TRUSTEES' FEES ...................................................................          4,478          4,478          4,478
   OTHER FEES AND EXPENSES ..........................................................          3,530          1,523            900
                                                                                        ------------------------------------------
TOTAL EXPENSES ......................................................................      1,411,900        182,086      1,421,117
                                                                                        ------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................................        (14,382)       (24,482)       (68,498)
   NET EXPENSES .....................................................................      1,397,518        157,604      1,352,619
                                                                                        ------------------------------------------
NET INVESTMENT INCOME (LOSS) ........................................................      3,093,102        168,392       (945,442)
                                                                                        ------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................      2,013,169      1,154,435     22,556,281
   AFFILIATED SECURITIES ............................................................         86,553              0              0
   FUTURES TRANSACTIONS .............................................................      7,505,418              0              0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............................              0              0              0
                                                                                        ------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................................      9,605,140      1,154,435     22,556,281
                                                                                        ------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................      3,071,335        (29,035)    13,903,784
   FORWARD FOREIGN CURRENCY CONTRACTS ...............................................              0              0              0
   FUTURES TRANSACTIONS .............................................................     (1,222,212)             0              0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............................              0              0              0
                                                                                        ------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .................      1,849,123        (29,035)    13,903,784
                                                                                        ==========================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............................     11,454,263      1,125,400     36,460,065
                                                                                        ------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................   $ 14,547,365   $  1,293,792   $ 35,514,623
                                                                                        ==========================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ..........................................   $          0   $      3,615   $      2,701

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                                                          VT LARGE
                                                                                         VT EQUITY  VT INTERNATIONAL       COMPANY
                                                                                       INCOME FUND         CORE FUND     CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...................................................................   $  1,295,426  $        856,001  $    196,332
   INTEREST .......................................................................            531                 0             0
   INCOME FROM AFFILIATED SECURITIES ..............................................         25,839            12,552        13,694
   SECURITIES LENDING INCOME, NET .................................................          4,337               168           483
                                                                                      --------------------------------------------
TOTAL INVESTMENT INCOME ...........................................................      1,326,133           868,721       210,509
                                                                                      --------------------------------------------
EXPENSES
   ADVISORY FEES ..................................................................        299,149           170,162        67,157
   ADMINISTRATION FEES ............................................................         87,025            36,301        19,536
   CUSTODY FEES ...................................................................         10,878            22,688         2,442
   ACCOUNTING FEES ................................................................         12,419            20,299        10,436
   DISTRIBUTION FEES (NOTE 3) .....................................................        135,977            56,721        30,526
   PROFESSIONAL FEES ..............................................................         10,337             6,734         9,385
   SHAREHOLDER REPORTS ............................................................          3,494               747         1,066
   TRUSTEES' FEES .................................................................          4,478             4,478         4,478
   OTHER FEES AND EXPENSES ........................................................          1,741             1,996           400
                                                                                      --------------------------------------------
TOTAL EXPENSES ....................................................................        565,498           320,126       145,426
                                                                                      --------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...................................        (21,590)          (93,244)      (23,325)
   NET EXPENSES ...................................................................        543,908           226,882       122,101
                                                                                      --------------------------------------------
NET INVESTMENT INCOME (LOSS) ......................................................        782,225           641,839        88,408
                                                                                      --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ................      7,524,712         3,604,225     2,311,349
   AFFILIATED SECURITIES ..........................................................              0                 0             0
   FUTURES TRANSACTIONS ...........................................................              0                 0             0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........................              0                 0             0
                                                                                      --------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................................      7,524,712         3,604,225     2,311,349
                                                                                      --------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ................     (2,676,349)        1,317,801        28,381
   FORWARD FOREIGN CURRENCY CONTRACTS .............................................              0              (953)            0
   FUTURES TRANSACTIONS ...........................................................              0                 0             0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........................              0                 0             0
                                                                                      --------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...............     (2,676,349)        1,316,848        28,381
                                                                                      ============================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............................      4,848,363         4,921,073     2,339,730
                                                                                      --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................   $  5,630,588  $      5,562,912  $  2,428,138
                                                                                      ============================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ........................................   $      2,946  $         73,165  $        740

                                                                                          VT LARGE       VT MONEY
                                                                                           COMPANY         MARKET   VT OPPORTUNITY
                                                                                       GROWTH FUND           FUND             FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...................................................................   $    497,758   $          0   $    9,176,612
   INTEREST .......................................................................              0      1,262,074           15,498
   INCOME FROM AFFILIATED SECURITIES ..............................................         30,039              0        1,443,472
   SECURITIES LENDING INCOME, NET .................................................          9,986              0          103,623
                                                                                      --------------------------------------------
TOTAL INVESTMENT INCOME ...........................................................        537,783      1,262,074       10,739,205
                                                                                      --------------------------------------------
EXPENSES
   ADVISORY FEES ..................................................................        295,151         70,482        3,233,406
   ADMINISTRATION FEES ............................................................         85,862         37,591          710,884
   CUSTODY FEES ...................................................................         10,733          4,699           88,861
   ACCOUNTING FEES ................................................................         12,384         10,966           49,461
   DISTRIBUTION FEES (NOTE 3) .....................................................        134,160         58,735        1,110,757
   PROFESSIONAL FEES ..............................................................         10,079          7,171           14,829
   SHAREHOLDER REPORTS ............................................................          4,880            550            2,500
   TRUSTEES' FEES .................................................................          4,478          4,478            4,478
   OTHER FEES AND EXPENSES ........................................................          2,649            759            5,681
                                                                                      --------------------------------------------
TOTAL EXPENSES ....................................................................        560,376        195,431        5,220,857
                                                                                      --------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...................................        (23,738)       (19,226)        (466,818)
   NET EXPENSES ...................................................................        536,638        176,205        4,754,039
                                                                                      --------------------------------------------
NET INVESTMENT INCOME (LOSS) ......................................................          1,145      1,085,869        5,985,166
                                                                                      --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ................      2,151,142             13       70,080,293
   AFFILIATED SECURITIES ..........................................................              0              0                0
   FUTURES TRANSACTIONS ...........................................................              0              0                0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........................              0              0        2,657,823
                                                                                      --------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................................      2,151,142             13       72,738,116
                                                                                      --------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ................      4,890,847              0       12,890,005
   FORWARD FOREIGN CURRENCY CONTRACTS .............................................              0              0                0
   FUTURES TRANSACTIONS ...........................................................              0              0                0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........................              0              0       (1,204,609)
                                                                                      --------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...............      4,890,847              0       11,685,396
                                                                                      ============================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............................      7,041,989             13       84,423,512
                                                                                      --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................   $  7,043,134   $  1,085,882   $   90,408,678
                                                                                      ============================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ........................................   $     15,758   $          0   $       41,919

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                                      STATEMENTS OF OPERATIONS--
                              FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   VT SMALL CAP     VT SMALL/MID   VT TOTAL RETURN
                                                                                    GROWTH FUND   CAP VALUE FUND         BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ................................................................   $     70,554   $       84,221   $             0
   INTEREST ....................................................................              2                0         3,325,147
   INCOME FROM AFFILIATED SECURITIES ...........................................         76,652            5,357               277
   SECURITIES LENDING INCOME, NET ..............................................        149,175                0            23,573
                                                                                   -----------------------------------------------
TOTAL INVESTMENT INCOME ........................................................        296,383           89,578         3,348,997
                                                                                   -----------------------------------------------
EXPENSES
   ADVISORY FEES ...............................................................        746,772           79,941           276,486
   ADMINISTRATION FEES .........................................................        159,312           17,054            98,306
   CUSTODY FEES ................................................................         19,914            2,132            12,288
   ACCOUNTING FEES .............................................................         14,542           10,617            12,750
   DISTRIBUTION FEES (NOTE 3) ..................................................        248,924           26,647           153,604
   PROFESSIONAL FEES ...........................................................         10,759           10,559            11,547
   SHAREHOLDER REPORTS .........................................................          6,728              550             4,824
   TRUSTEES' FEES ..............................................................          4,478            4,478             4,478
   OTHER FEES AND EXPENSES .....................................................          1,447              475             2,531
                                                                                   -----------------------------------------------
TOTAL EXPENSES .................................................................      1,212,876          152,453           576,814
                                                                                   -----------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................        (18,040)         (30,942)          (23,842)
   NET EXPENSES ................................................................      1,194,836          121,511           552,972
                                                                                   -----------------------------------------------
NET INVESTMENT INCOME (LOSS) ...................................................       (898,453)         (31,933)        2,796,025
                                                                                   -----------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............     21,487,504        1,880,528          (222,661)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................              0                0             5,806
                                                                                   -----------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................     21,487,504        1,880,528          (216,855)
                                                                                   -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............      9,363,859         (288,412)       (1,748,737)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................              0                0           (29,214)
                                                                                   -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............      9,363,859         (288,412)       (1,777,951)
                                                                                   ===============================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................     30,851,363        1,592,116        (1,994,806)
                                                                                   -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $ 29,952,910   $    1,560,183   $       801,219
                                                                                   ===============================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .....................................   $          0   $        3,748   $             0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     VT ASSET ALLOCATION FUND
                                                                                             ------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                                JUNE 30, 2007          YEAR ENDED
                                                                                                  (UNAUDITED)   DECEMBER 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $    288,387,160   $     309,673,169

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................          3,093,102           6,688,122
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................          9,605,140           6,396,185
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          1,849,123          20,182,862
                                                                                             ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         14,547,365          33,267,169
                                                                                             ------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................         (3,020,251)         (6,714,517)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                  0          (3,306,822)
                                                                                             ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................         (3,020,251)        (10,021,339)
                                                                                             ------------------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................          6,978,762          14,519,334
   REINVESTMENT OF DISTRIBUTIONS .........................................................          3,020,251          10,021,653
   COST OF SHARES REDEEMED ...............................................................        (33,385,074)        (69,072,826)
                                                                                             ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (23,386,061)        (44,531,839)
                                                                                             ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (11,858,947)        (21,286,009)
                                                                                             ====================================
ENDING NET ASSETS ........................................................................   $    276,528,213   $     288,387,160
                                                                                             ====================================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................            479,935           1,088,070
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................            208,851             763,474
   SHARES REDEEMED .......................................................................         (2,305,403)         (5,181,128)
                                                                                             ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..         (1,616,617)         (3,329,584)
                                                                                             ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $         84,649   $          11,798
                                                                                             ====================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                               VT C&B LARGE CAP VALUE FUND               VT DISCOVERY FUND
                                                           -----------------------------------  -----------------------------------
                                                                    FOR THE                              FOR THE
                                                           SIX MONTHS ENDED            FOR THE  SIX MONTHS ENDED            FOR THE
                                                              JUNE 30, 2007         YEAR ENDED     JUNE 30, 2007         YEAR ENDED
                                                                (UNAUDITED)  DECEMBER 31, 2006       (UNAUDITED)  DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................  $     32,168,833  $      28,663,756  $    233,946,749  $     250,275,085

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................           168,392            431,422          (945,442)        (1,883,491)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............         1,154,435          1,745,507        22,556,281         30,085,125
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ....................................           (29,035)         3,785,197        13,903,784          5,638,071
                                                           ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...........................................         1,293,792          5,962,126        35,514,623         33,839,705
                                                           ------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ................................          (160,874)          (440,202)                0                  0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ............                 0                  0                 0                  0
                                                           ------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................          (160,874)          (440,202)                0                  0
                                                           ------------------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ............................         4,070,423          8,888,305        13,523,361         27,531,437
   REINVESTMENT OF DISTRIBUTIONS ........................           160,874            440,202                 0                  0
   COST OF SHARES REDEEMED ..............................        (6,500,740)       (11,345,354)      (39,362,101)       (77,699,478)
                                                           ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................        (2,269,443)        (2,016,847)      (25,838,740)       (50,168,041)
                                                           ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................        (1,136,525)         3,505,077         9,675,883        (16,328,336)
                                                           ========================================================================
ENDING NET ASSETS .......................................  $     31,032,308  $      32,168,833  $    243,622,632       $233,946,749
                                                           ========================================================================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..........................................           356,831            867,789           764,603          1,777,423
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .......            14,032             42,359                 0                  0
   SHARES REDEEMED ......................................          (567,781)        (1,116,479)       (2,228,342)        (5,010,257)
                                                           ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ......................          (196,918)          (206,331)       (1,463,739)        (3,232,834)
                                                           ------------------------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS) ...............................................  $          7,518  $               0  $       (945,442) $               0
                                                           ========================================================================

                                                                                                      VT EQUITY INCOME FUND
                                                                                              ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED             FOR THE
                                                                                                 JUNE 30, 2007          YEAR ENDED
                                                                                                   (UNAUDITED)   DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................   $    116,232,202   $     114,375,162

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................            782,225           1,681,100
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................          7,524,712           6,885,071
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................         (2,676,349)         10,106,146
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................          5,630,588          18,672,317
                                                                                              ------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..................................................................           (767,975)         (1,695,304)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..............................................                  0            (241,083)
                                                                                              ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................           (767,975)         (1,936,387)
                                                                                              ------------------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..............................................................          5,570,301          17,660,732
   REINVESTMENT OF DISTRIBUTIONS ..........................................................            767,975           1,936,387
   COST OF SHARES REDEEMED ................................................................        (21,040,881)        (34,476,009)
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........        (14,702,605)        (14,878,890)
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         (9,839,992)          1,857,040
                                                                                              ====================================
ENDING NET ASSETS .........................................................................   $    106,392,210   $     116,232,202
                                                                                              ====================================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ............................................................................            279,169             967,254
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .........................................             37,898             107,475
   SHARES REDEEMED ........................................................................         (1,049,343)         (1,934,053)
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...           (732,276)           (859,324)
                                                                                              ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................   $         14,250   $               0
                                                                                              ====================================

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       VT INTERNATIONAL CORE FUND
                                                                                  ------------------------------------
                                                                                           FOR THE
                                                                                  SIX MONTHS ENDED             FOR THE
                                                                                     JUNE 30, 2007          YEAR ENDED
                                                                                       (UNAUDITED)   DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................   $     44,316,850   $      39,601,598

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................            641,839             780,085
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................          3,604,225           3,263,218
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........          1,316,848           3,923,194
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............          5,562,912           7,966,497
                                                                                  ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ......................................................                  0            (698,387)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..................................                  0          (1,638,003)
                                                                                  ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................                  0          (2,336,390)
                                                                                  ------------------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..................................................          3,462,417           9,119,417
   REINVESTMENT OF DISTRIBUTIONS ..............................................                  0           2,336,390
   COST OF SHARES REDEEMED ....................................................         (5,115,460)        (12,370,662)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...............................................................         (1,653,043)           (914,855)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................          3,909,869           4,715,252
                                                                                  ====================================
ENDING NET ASSETS .............................................................   $     48,226,719   $      44,316,850
                                                                                  ====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ................................................................            333,502             982,679
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .............................                  0             262,323
   SHARES REDEEMED ............................................................           (491,333)         (1,330,217)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...............................................................           (157,831)            (85,215)
                                                                                  ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................   $        641,121   $            (718)
                                                                                  ====================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                             VT LARGE COMPANY CORE FUND             VT LARGE COMPANY GROWTH FUND
                                                        ------------------------------------   ------------------------------------
                                                                 FOR THE                                FOR THE
                                                        SIX MONTHS ENDED             FOR THE   SIX MONTHS ENDED             FOR THE
                                                           JUNE 30, 2007          YEAR ENDED      JUNE 30, 2007          YEAR ENDED
                                                             (UNAUDITED)   DECEMBER 31, 2006        (UNAUDITED)   DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................   $     25,349,251   $      28,460,417   $    108,621,014   $     116,002,760

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................             88,408             165,235              1,145            (180,923)
   NET REALIZED GAIN (LOSS) ON  INVESTMENTS .........          2,311,349             573,883          2,151,142          (1,406,919)
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS .................             28,381           2,829,099          4,890,847           3,887,244
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........................          2,428,138           3,568,217          7,043,134           2,299,402
                                                        ---------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ............................                  0            (169,525)                 0                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ........                  0                   0                  0                   0
                                                        ---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................                  0            (169,525)                 0                   0
                                                        ---------------------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ........................            782,662             870,198          3,740,132          19,955,112
   REINVESTMENT OF DISTRIBUTIONS ....................                  0             169,525                  0                   0
   COST OF SHARES REDEEMED ..........................         (4,062,971)         (7,549,581)       (11,943,307)        (29,636,260)
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS........................         (3,280,309)         (6,509,858)        (8,203,175)         (9,681,148)
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...............           (852,171)         (3,111,166)        (1,160,041)         (7,381,746)
                                                        ===========================================================================
ENDING NET ASSETS ...................................   $     24,497,080   $      25,349,251   $    107,460,973   $     108,621,014
                                                        ===========================================================================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ......................................             46,957              62,521            377,877           2,177,338
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ...                  0              10,882                  0                   0
   SHARES REDEEMED ..................................           (248,976)           (543,007)        (1,199,408)         (3,230,633)
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ........           (202,019)           (469,604)          (821,531)         (1,053,295)
                                                        ---------------------------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) .........................   $         88,408   $               0   $          1,146   $               0
                                                        ===========================================================================

                                                                                           VT MONEY MARKET FUND
                                                                                  ------------------------------------
                                                                                           FOR THE
                                                                                  SIX MONTHS ENDED             FOR THE
                                                                                     JUNE 30, 2007          YEAR ENDED
                                                                                       (UNAUDITED)   DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................   $     52,499,083   $      55,503,618

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................          1,085,869           2,301,619
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................                 13                 (61)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........                  0                   0
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............          1,085,882           2,301,558
                                                                                  ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ......................................................         (1,085,869)         (2,302,981)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..................................                  0                   0
                                                                                  ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................         (1,085,869)         (2,302,981)
                                                                                  ------------------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..................................................         24,975,952          47,059,483
   REINVESTMENT OF DISTRIBUTIONS ..............................................          1,085,869           2,300,419
   COST OF SHARES REDEEMED ....................................................        (33,088,318)        (52,363,014)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS................................................................         (7,026,497)         (3,003,112)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................         (7,026,484)         (3,004,535)
                                                                                  ====================================
ENDING NET ASSETS .............................................................   $     45,472,599   $      52,499,083
                                                                                  ====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ................................................................         24,975,952          47,059,483
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .............................          1,085,869           2,300,419
   SHARES REDEEMED ............................................................        (33,088,318)        (52,363,014)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ..........................................................         (7,026,497)         (3,003,112)
                                                                                  ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................   $              0   $               0
                                                                                  ====================================

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        VT OPPORTUNITY FUND
                                                                                               ------------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED             FOR THE
                                                                                                  JUNE 30, 2007          YEAR ENDED
                                                                                                    (UNAUDITED)   DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $    897,046,934   $   1,004,763,346

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................         5,985,166           4,561,235
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................        72,738,116         119,801,999
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................        11,685,396         (15,802,903)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        90,408,678         108,560,331
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ....................................................................                 0                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ................................................                 0        (103,073,932)
                                                                                               ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................                 0        (103,073,932)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ................................................................        35,732,080          54,335,214
   REINVESTMENT OF DISTRIBUTIONS ............................................................                 0         103,073,932
   COST OF SHARES REDEEMED ..................................................................      (135,752,590)       (270,611,957)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............      (100,020,510)       (113,202,811)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................        (9,611,832)       (107,716,412)
                                                                                               ====================================
ENDING NET ASSETS ...........................................................................  $    887,435,102   $     897,046,934
                                                                                               ====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..............................................................................         1,402,267           2,258,636
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ...........................................                 0           4,908,283
   SHARES REDEEMED ..........................................................................        (5,328,115)        (11,307,863)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....        (3,925,848)         (4,140,944)
                                                                                               ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $     10,231,865   $       4,246,699
                                                                                               ====================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                                     VT SMALL CAP GROWTH FUND
                                                                                               ------------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED             FOR THE
                                                                                                  JUNE 30, 2007          YEAR ENDED
                                                                                                    (UNAUDITED)   DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $    190,516,263   $     167,033,021

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................          (898,453)         (1,764,800)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................        21,487,504          34,346,985
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................         9,363,859           4,007,449
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        29,952,910          36,589,634
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ....................................................................                 0                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ................................................                 0          (4,390,755)
                                                                                               ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................                 0          (4,390,755)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ................................................................         9,540,710          18,106,886
   REINVESTMENT OF DISTRIBUTIONS ............................................................                 0           4,390,702
   COST OF SHARES REDEEMED ..................................................................       (14,125,158)        (31,213,225)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............        (4,584,448)         (8,715,637)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................        25,368,462          23,483,242
                                                                                               ====================================
ENDING NET ASSETS ...........................................................................  $    215,884,725   $     190,516,263
                                                                                               ====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..............................................................................           910,718           1,947,455
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ...........................................                 0             527,094
   SHARES REDEEMED ..........................................................................        (1,329,059)         (3,377,927)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....          (418,341)           (903,378)
                                                                                               ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $       (898,453)  $               0
                                                                                               ====================================

                                                                                                    VT SMALL/MID CAP VALUE FUND
                                                                                               ------------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED             FOR THE
                                                                                                  JUNE 30, 2007          YEAR ENDED
                                                                                                    (UNAUDITED)   DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $     23,462,113   $      23,888,622

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................           (31,933)            (55,736)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................         1,880,528           3,898,646
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................          (288,412)           (426,852)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................         1,560,183           3,416,058
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ....................................................................                 0                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ................................................                 0          (3,659,180)
                                                                                               ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................                 0          (3,659,180)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ................................................................         3,119,242           7,953,474
   REINVESTMENT OF DISTRIBUTIONS ............................................................                 0           3,659,180
   COST OF SHARES REDEEMED ..................................................................        (6,691,190)        (11,796,041)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............        (3,571,948)           (183,387)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................        (2,011,765)           (426,509)
                                                                                               ====================================
ENDING NET ASSETS ...........................................................................  $     21,450,348   $      23,462,113
                                                                                               ====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..............................................................................           223,802             579,952
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ...........................................                 0             310,890
   SHARES REDEEMED ..........................................................................          (489,891)           (864,749)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....          (266,089)             26,093
                                                                                               ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $        (94,155)  $         (62,222)
                                                                                               ====================================

                                                                                                     VT TOTAL RETURN BOND FUND
                                                                                               ------------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED             FOR THE
                                                                                                  JUNE 30, 2007          YEAR ENDED
                                                                                                    (UNAUDITED)   DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $    116,449,325   $      85,444,520

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................         2,796,025           4,116,550
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................          (216,855)           (736,650)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................        (1,777,951)            517,176
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................           801,219           3,897,076
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ....................................................................        (2,817,760)         (4,144,502)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ................................................                 0                   0
                                                                                               ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................        (2,817,760)         (4,144,502)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ................................................................        23,108,491          48,274,827
   REINVESTMENT OF DISTRIBUTIONS ............................................................         2,332,965           4,134,737
   COST OF SHARES REDEEMED ..................................................................        (9,976,942)        (21,157,333)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............        15,464,514          31,252,231
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................        13,447,973          31,004,805
                                                                                               ====================================
ENDING NET ASSETS ...........................................................................  $    129,897,298   $     116,449,325
                                                                                               ====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..............................................................................         2,356,908           4,954,448
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ...........................................           237,841             424,285
   SHARES REDEEMED ..........................................................................        (1,017,999)         (2,173,282)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....         1,576,750           3,205,451
                                                                                               ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $        (10,299)  $          11,436
                                                                                               ====================================

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                          BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                          NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                          VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                              SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       $14.13         0.16             0.59           (0.16)           0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       $13.05         0.31             1.23           (0.31)          (0.15)
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       $12.97         0.27             0.37           (0.27)          (0.29)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       $12.51         0.26             0.86           (0.26)          (0.40)
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       $10.41         0.18             2.10           (0.18)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       $12.32         0.21            (1.78)          (0.23)          (0.11)

VT C&B LARGE CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       $11.24         0.06             0.41           (0.06)           0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       $ 9.34         0.15             1.90           (0.15)           0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       $ 9.13         0.07             0.21           (0.07)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       $ 8.34         0.14             0.79           (0.14)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       $ 6.75         0.12             1.59           (0.12)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       $ 9.02         0.10            (2.27)          (0.10)           0.00

VT DISCOVERY FUND SM
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       $16.44        (0.07)            2.72            0.00            0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       $14.34        (0.13)            2.23            0.00            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       $14.65        (0.09)            1.09            0.00           (1.31)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       $12.66        (0.13)            2.12            0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       $ 9.08        (0.04)            3.62            0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       $10.32        (0.01)           (1.23)           0.00            0.00

VT EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       $19.75         0.15             0.89           (0.15)           0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       $16.96         0.28             2.83           (0.28)          (0.04)
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       $16.33         0.24             0.63           (0.24)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       $14.93         0.24             1.40           (0.24)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       $12.32         0.21             2.95           (0.21)          (0.34)
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       $15.52         0.21            (3.19)          (0.22)           0.00

VT INTERNATIONAL CORE FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       $ 9.87         0.15             1.12            0.00            0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       $ 8.66         0.18             1.56           (0.16)          (0.37)
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       $ 8.27         0.13             0.64           (0.16)          (0.22)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       $ 7.56         0.06             0.67           (0.02)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       $ 5.77         0.02             1.79           (0.02)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       $ 7.50         0.02            (1.74)          (0.01)           0.00

VT LARGE COMPANY CORE FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       $15.59         0.06             1.56            0.00            0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       $13.58         0.10             2.01           (0.10)           0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       $13.97         0.08            (0.39)          (0.08)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       $12.89         0.00             1.08            0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       $10.43        (0.05)            2.51            0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       $14.08        (0.02)           (3.62)          (0.01)           0.00

VT LARGE COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       $ 9.59         0.00             0.64            0.00            0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       $ 9.37        (0.02)            0.24            0.00            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       $ 8.88        (0.02)            0.53           (0.02)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       $ 8.60         0.02             0.26            0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       $ 6.81        (0.03)            1.82            0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       $ 9.46        (0.05)           (2.60)           0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                       ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                    NET ASSET   ----------------------------------------------------
                                                           RETURN   VALUE PER   NET INVESTMENT      GROSS    EXPENSES         NET
                                                       OF CAPITAL       SHARE    INCOME (LOSS)   EXPENSES(2)   WAIVED(2) EXPENSES(2)
------------------------------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       0.00      $14.72             2.19%      1.01%      (0.01)%      1.00%
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       0.00      $14.13             2.27%      1.02%      (0.02)%      1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       0.00      $13.05             2.06%      1.04%      (0.04)%      1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       0.00      $12.97             2.08%      1.02%      (0.02)%      1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       0.00      $12.51             1.64%      1.02%      (0.02)%      1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       0.00      $10.41             1.90%      1.02%      (0.02)%      1.00%

VT C&B LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       0.00      $11.65             1.06%      1.14%      (0.14)%      1.00%
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       0.00      $11.24             1.44%      1.17%      (0.17)%      1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       0.00      $ 9.34             0.76%      1.17%      (0.17)%      1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       0.00      $ 9.13             1.58%      1.19%      (0.19)%      1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       0.00      $ 8.34             1.62%      1.20%      (0.20)%      1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       0.00      $ 6.75             1.19%      1.27%      (0.27)%      1.00%

VT DISCOVERY FUND SM
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007  (UNAUDITED) ........       0.00      $19.09            (0.79)%     1.20%      (0.05)%      1.15%
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       0.00      $16.44            (0.76)%     1.21%      (0.06)%      1.15%
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       0.00      $14.34            (0.76)%     1.26%      (0.08)%      1.18%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       0.00      $14.65            (0.92)%     1.23%      (0.04)%      1.19%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       0.00      $12.66            (0.36)%     1.24%      (0.11)%      1.13%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       0.00      $ 9.08            (0.12)%     1.25%      (0.06)%      1.19%

VT EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       0.00      $20.64             1.42%      1.04%      (0.04)%      1.00%
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       0.00      $19.75             1.53%      1.04%      (0.04)%      1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       0.00      $16.96             1.43%      1.05%      (0.05)%      1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       0.00      $16.33             1.59%      1.03%      (0.03)%      1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       0.00      $14.93             1.59%      1.06%      (0.06)%      1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       0.00      $12.32             1.46%      1.09%      (0.09)%      1.00%

VT INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007  (UNAUDITED) ........       0.00      $11.14             2.80%      1.40%      (0.40)%      1.00%
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       0.00      $ 9.87             1.85%      1.43%      (0.43)%      1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       0.00      $ 8.66             1.61%      1.41%      (0.41)%      1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       0.00      $ 8.27             0.87%      1.42%      (0.42)%      1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       0.00      $ 7.56             0.69%      1.59%      (0.59)%      1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       0.00      $ 5.77             0.71%      3.26%      (2.26)%      1.00%

VT LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       0.00      $17.21             0.72%      1.19%      (0.19)%      1.00%
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       0.00      $15.59             0.64%      1.19%      (0.19)%      1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       0.00      $13.58             0.49%      1.13%      (0.13)%      1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       0.00      $13.97            (0.03)%     1.13%      (0.13)%      1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       0.00      $12.89            (0.44)%     1.13%      (0.13)%      1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       0.00      $10.43            (0.14)%     1.14%      (0.14)%      1.00%

VT LARGE COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007  (UNAUDITED) ........       0.00      $10.23             0.00%      1.03%      (0.03)%      1.00%
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       0.00      $ 9.59            (0.16)%     1.04%      (0.04)%      1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       0.00      $ 9.37            (0.21)%     1.05%      (0.05)%      1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       0.00      $ 8.88             0.18%      1.05%      (0.05)%      1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................       0.00      $ 8.60            (0.46)%     1.06%      (0.06)%      1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................       0.00      $ 6.81            (0.56)%     1.08%      (0.08)%      1.00%


                                                                      PORTFOLIO      NET ASSETS AT
                                                            TOTAL      TURNOVER      END OF PERIOD
                                                           RETURN(3)       RATE(6) (000'S OMITTED)
--------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       5.31%            8%        $ 276,528
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................      12.14%           12%        $ 288,387
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       4.99%            2%        $ 309,673
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       9.34%            5%        $ 326,374
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................      22.09%            7%        $ 290,723
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................     (12.85)%          16%        $ 212,574

VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       4.18%           10%        $  31,032
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................      22.12%           30%        $  32,169
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       3.11%          106%        $  28,664
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................      11.22%           16%        $  30,287
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................      25.57%           20%        $  29,482
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................     (24.09)%          98%        $  25,124

VT DISCOVERY FUND SM
--------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........      16.12%           58%        $ 243,623
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................      14.64%          114%        $ 233,947
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       8.27%          144%        $ 250,275
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................      15.72%          168%        $  93,048
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................      39.43%          293%        $  94,115
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................     (12.02)%         417%        $  84,761

VT EQUITY INCOME FUND
--------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       5.26%           15%        $ 106,392
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................      18.55%           14%        $ 116,232
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       5.38%           23%        $ 114,375
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................      11.08%           13%        $ 120,138
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................      26.21%           15%        $ 103,157
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................     (19.26)%          16%        $  78,400

VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........      12.87%           39%        $  48,227
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................      20.81%           43%        $  44,317
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       9.67%           53%        $  39,602
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       9.63%          115%        $  35,071
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................      31.46%           90%        $  22,033
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................     (22.92)%          54%        $   9,316

VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........      10.32%           21%        $  24,497
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................      15.57%           19%        $  25,349
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................      (2.24)%         112%        $  28,460
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       8.38%           45%        $  38,055
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................      23.59%           58%        $  43,384
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................     (25.84)%         120%        $  42,644

VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) .........       6.67%            4%        $ 107,461
JANUARY 1, 2006 TO DECEMBER 31, 2006 .................       2.35%           12%        $ 108,621
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................       5.70%           11%        $ 116,003
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................       3.26%           15%        $ 107,229
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................      26.28%           10%        $  96,802
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................     (28.01)%          18%        $  69,108

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                  BEGINNING           NET              AND    DISTRIBUTIONS    DISTRIBUTIONS
                                                  NET ASSET    INVESTMENT       UNREALIZED         FROM NET         FROM NET
                                                  VALUE PER        INCOME   GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                      SHARE        (LOSS)      INVESTMENTS           INCOME            GAINS
----------------------------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..   $    1.00          0.02             0.00            (0.02)            0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........   $    1.00          0.04             0.00            (0.04)            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........   $    1.00          0.03             0.00            (0.03)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........   $    1.00          0.01             0.00            (0.01)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........   $    1.00          0.01             0.00            (0.01)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........   $    1.00          0.01             0.00            (0.01)            0.00

VT OPPORTUNITY FUND SM
----------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..   $   24.02          0.20             2.33             0.00             0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........   $   24.22          0.13             2.43             0.00            (2.76)
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........   $   22.45         (0.02)            1.79             0.00             0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........   $   18.99         (0.05)            3.51             0.00             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........   $   13.87         (0.02)            5.15            (0.01)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........   $   19.45          0.01            (5.21)           (0.07)           (0.31)

VT SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..   $    9.96         (0.05)            1.63             0.00             0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........   $    8.34         (0.09)            1.94             0.00            (0.23)
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........   $    7.85         (0.08)            0.57             0.00             0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........   $    6.90         (0.06)            1.01             0.00             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........   $    4.85         (0.04)            2.09             0.00             0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........   $    7.85         (0.04)           (2.96)            0.00             0.00

VT SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..   $   13.22         (0.02)            1.02             0.00             0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........   $   13.66         (0.03)            1.84             0.00            (2.25)
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........   $   11.77         (0.06)            2.00            (0.05)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........   $   10.08         (0.03)            1.72             0.00             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........   $    7.29          0.00             2.80            (0.01)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........   $   10.19          0.01            (2.36)           (0.04)           (0.51)

VT TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..   $    9.81          0.22            (0.15)           (0.22)            0.00
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........   $    9.86          0.43            (0.05)           (0.43)            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........   $   10.08          0.36            (0.17)           (0.37)           (0.04)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........   $   10.66          0.34             0.10            (0.34)           (0.68)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........   $   10.38          0.45             0.41            (0.45)           (0.13)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........   $   10.24          0.61             0.16            (0.61)           (0.02)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                               ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            NET ASSET   -------------------------------------------------
                                                    RETURN  VALUE PER   NET INVESTMENT      GROSS    EXPENSES         NET
                                                OF CAPITAL      SHARE    INCOME (LOSS)   EXPENSES(2)   WAIVED(2) EXPENSES(2)
-------------------------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..       0.00  $    1.00             4.57%      0.82%      (0.07)%      0.75%
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........       0.00  $    1.00             4.33%      0.82%      (0.07)%      0.75%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........       0.00  $    1.00             2.53%      0.82%      (0.07)%      0.75%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........       0.00  $    1.00             0.68%      0.87%      (0.12)%      0.75%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........       0.00  $    1.00             0.51%      0.89%      (0.14)%      0.75%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........       0.00  $    1.00             1.24%      0.73%      (0.01)%      0.72%

VT OPPORTUNITY FUND SM
-------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..       0.00  $   26.55             1.33%      1.16%      (0.09)%      1.07%
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........       0.00  $   24.02             0.48%      1.18%      (0.11)%      1.07%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........       0.00  $   24.22            (0.06)%     1.32%      (0.21)%      1.11%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........ ..      0.00  $   22.45            (0.22)%     1.41%      (0.35)%      1.06%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........       0.00  $   18.99            (0.13)%     1.40%      (0.31)%      1.09%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........       0.00  $   13.87             0.11%      1.38%      (0.29)%      1.09%

VT SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..       0.00  $   11.54            (0.89)%     1.20%       0.00%       1.20%
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........       0.00  $    9.96            (0.98)%     1.23%      (0.03)%      1.20%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........       0.00  $    8.34            (0.99)%     1.24%      (0.04)%      1.20%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........       0.00  $    7.85            (0.91)%     1.24%      (0.04)%      1.20%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........       0.00  $    6.90            (0.91)%     1.25%      (0.05)%      1.20%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........       0.00  $    4.85            (0.92)%     1.32%      (0.12)%      1.20%

VT SMALL/MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..       0.00  $   14.22            (0.30)%     1.41%      (0.27)%      1.14%
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........       0.00  $   13.22            (0.23)%     1.46%      (0.32)%      1.14%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........       0.00  $   13.66            (0.49)%     1.48%      (0.33)%      1.15%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........       0.00  $   11.77            (0.29)%     1.49%      (0.37)%      1.12%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........       0.00  $   10.08            (0.07)%     1.61%      (0.48)%      1.13%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........       0.00  $    7.29             0.08%      1.42%      (0.24)%      1.18%

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..       0.00  $    9.66             4.50%      0.93%      (0.03)%      0.90%
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........       0.00  $    9.81             4.36%      0.95%      (0.05)%      0.90%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........       0.00  $    9.86             3.58%      0.96%      (0.06)%      0.90%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........       0.00  $   10.08             3.34%      0.96%      (0.06)%      0.90%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........       0.00  $   10.66             4.17%      0.97%      (0.07)%      0.90%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........       0.00  $   10.38             5.97%      1.02%      (0.12)%      0.90%

                                                               PORTFOLIO       NET ASSETS AT
                                                     TOTAL      TURNOVER       END OF PERIOD
                                                    RETURN(3)       RATE(6)  (000'S OMITTED)
--------------------------------------------------------------------------------------------
VT MONEY MARKET FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..       2.32%          N/A     $        45,473
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........       4.41%          N/A     $        52,499
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........       2.55%          N/A     $        55,504
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........       0.70%          N/A     $        58,738
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........       0.50%          N/A     $        81,583
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........       1.25%          N/A     $        96,274

VT OPPORTUNITY FUND SM
--------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..      10.57%          26%     $       887,435
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........      12.22%          41%     $       897,047
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........       7.88%          41%     $     1,004,763
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........      18.22%          40%     $     1,019,885
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........      37.01%          56%     $     1,021,895
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........     (26.82)%         69%     $       861,525

VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..      15.86%          58%     $       215,885
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........      22.75%         135%     $       190,516
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........       6.24%         128%     $       167,033
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........      13.77%         175%     $       180,230
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........      42.27%         191%     $       138,151
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........     (38.22)%        243%     $        68,349

VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..       7.56%          36%     $        21,450
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........      15.29%          81%     $        23,462
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........      16.50%         112%     $        23,889
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........      16.77%          72%     $        25,989
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........      38.39%          71%     $        27,713
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........     (23.16)%         70%     $        24,045

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) ..       0.83%         339%(5)  $       129,897
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..........       3.92%         662%(4)  $       116,449
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..........       1.90%         714%     $        85,445
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........       4.39%         773%     $        76,683
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........       8.40%         619%     $        70,988
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........       7.75%          82%     $        68,499

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2)   These ratios do not include expenses from the Underlying Funds.

(3) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(4)   Portfolio turnover ratio excluding TBAs is 337%.

(5)   Portfolio turnover ratio excluding TBAs is 169%.

(6) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2007, the Trust consists of 12 separate funds (each, a "Fund", collectively, the "Funds"). These financial statements present the VT Asset Allocation Fund, VT C&B Large Cap Value Fund (formerly named the Equity Value Fund), VT Discovery Fund, VT Equity Income Fund, VT International Core Fund (formerly named the International Equity Fund), VT Large Company Core Fund (formerly named the Growth Fund), VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund (formerly named the Multi Cap Value Fund), and VT Total Return Bond Fund. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies. Each Fund is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sale price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, for the VT Discovery, VT International Core, VT Large Company Core, VT Large Company Growth, VT Opportunity, VT Small Cap Growth and VT Small/Mid Cap Value Funds is declared and distributed to shareholders annually. Net investment income, if any, for the VT Asset Allocation, VT C&B Large Value and VT Equity Income Funds is declared and distributed quarterly. Net investment income, if any, for the VT Money Market and VT Total Return Bond Funds is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2007.

      At December 31, 2006, the Fund's prior fiscal year, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                   Capital Loss
Fund                                            Expiration Year   Carryforwards
--------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                          2010         $     414,315
                                                     2011             1,929,288
                                                     2012               205,837
--------------------------------------------------------------------------------
VT DISCOVERY FUND                                    2008           105,148,501
                                                     2009            94,527,114
--------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                           2010            13,921,527
                                                     2011             1,781,980
--------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                         2009             6,092,101
                                                     2010            14,881,364
                                                     2011             2,858,910
                                                     2012             1,003,450
                                                     2013             2,022,267
                                                     2014             1,615,063

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                  Capital Loss
Fund                                            Expiration Year  Carryforwards
--------------------------------------------------------------------------------
VT MONEY MARKET FUND                                 2014          $         61
--------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                            2013               523,334
                                                     2014             1,148,359

      The Funds had deferred post-October losses occurring subsequent to December 31, 2006. For tax purposes, such losses were treated as having occurred on January 1, 2007. As of December 31, 2006, post-October losses were as follows:

                                                          Deferred Post-October
Fund                                                         Currency Loss
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                           $    6,542
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At June 30, 2007, the Funds had no open forward foreign currency contracts.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2007, the following Fund held futures contracts:

                                                                                 Notional     Net Unrealized
                                                                 Expiration      Contract      Appreciation
Fund                             Contracts         Type             Date          Amount      (Depreciation)
------------------------------------------------------------------------------------------------------------
  VT ASSET ALLOCATION FUND         3 Long     S&P 500 Future   September 2007   $ 1,131,375       $ 5,175
                                  25 Long     U.S. Long Bond   September 2007     2,673,625        20,125
------------------------------------------------------------------------------------------------------------

TBA SALE COMMITMENTS

      The Funds may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. At June 30, 2007, the Funds had no open TBA sale commitments.

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for dollar roll transactions as purchases and sales. At June 30, 2007, the Funds had no open mortgage dollar roll transactions.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at June 30, 2007 are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

      Certain Funds may enter into customized equity basket swaps ("Equity Swaps") to manage their exposure to the equity markets. In these transactions, the Funds enter into an agreement with a counterparty to receive/pay the return/loss on a customized basket of equity securities (the "Notional"). In exchange, the Fund pays/receives interest plus any losses/less any gains on the notional amount. Equity swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying basket of securities, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Equity swap contracts outstanding at June 30, 2007, are listed below:

                                Swap           Notional     Interest Rate/    Interest Rate/       Maturity    Net Unrealized
Fund                        Counter Party     Principal     Index Received      Index Paid           Date           Gain
-----------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND           Lehman         $  9,590,584    Market Value    Notional Amount      04/11/2008   $       61,328
                              Brothers                       Appreciation    x (3 Months USD
                              Finance                        on Customize    Libor plus 30 bps)
                                                             Stock Index*    plus Market Value
                                                                             Depreciation on
                                                                             Customized Stock
                                                                             Index
-----------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND           Lehman         $ 10,335,766    Market Value    Notional Amount      10/29/2007   $    1,160,028
                              Brothers                       Appreciation    x (3 Months USD
                              Finance                        on Customize    Libor plus 30 bps)
                                                             Stock Index**   plus Market Value
                                                                             Depreciation on
                                                                             Customized Stock
                                                                             Index

 * Customized Stock Index consists of the following basket of common stocks valued as of June 8, 2007: Carnival Corporation, Time Warner Incorporated, UnitedHealth Group Incorporated, Pfizer Incorporated and Wyeth.

** Customized Stock Index consists of the following basket of common stocks valued as of June 18, 2007: Alcan Incorporated, Alcoa Incorporated, Companhia Vale do Rio Doce (CVRD), BHP Billiton Limited and
      Freeport-McMoran Copper & Gold Incorporated.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes.

      Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. At June 30, 2007, the Funds had no open interest rate swap contract.

      The Funds may enter into various hedging transactions, such as credit default swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to unrealized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. At June 30, 2007, the Funds had no open credit default swap contract.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

      Written options transactions during the six-month period ended June 30, 2007, were as follows:

                                                      VT Opportunity Fund
                                                   ------------------------
                                                                      Premiums
Call Options Written                                 Contracts        Received
--------------------------------------------------------------------------------
OPTIONS AT BEGINNING OF PERIOD                        (15,288)     ($ 1,072,631)
--------------------------------------------------------------------------------
OPTIONS WRITTEN                                        (1,760)       (1,034,404)
--------------------------------------------------------------------------------
OPTIONS TERMINATED IN CLOSING TRANSACTIONS             10,122           769,096
--------------------------------------------------------------------------------
OPTIONS EXPIRED                                         5,716           420,132
--------------------------------------------------------------------------------
OPTIONS EXERCISED                                           0                 0
--------------------------------------------------------------------------------
OPTIONS AT END OF PERIOD                               (1,210)         (917,807)

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:


                                               Advisory Fee                                          Subadvisory Fee
                         Average Daily        (% of Average                      Average Daily        Average (% of
Fund                      Net Assets        Daily Net Assets)    Subadviser        Net Assets       Daily Net Assets)
---------------------------------------------------------------------------------------------------------------------
VT ASSET               First $500 million         0.550             Wells      First $100 million         0.150
ALLOCATION FUND         Next $500 million         0.500            Capital      Next $100 million         0.125
                          Next $2 billion         0.450          Management     Over $200 million         0.100
                          Next $2 billion         0.425         Incorporated
                          Over $5 billion         0.400
---------------------------------------------------------------------------------------------------------------------
VT C&B LARGE           First $500 million         0.550            Cooke &     First $250 million         0.450
CAP VALUE FUND          Next $500 million         0.500            Bieler,      Next $250 million         0.400
                          Next $2 billion         0.450              LP         Next $250 million         0.350
                          Next $2 billion         0.425                         Over $750 million         0.300
                          Over $5 billion         0.400
---------------------------------------------------------------------------------------------------------------------
VT DISCOVERY FUND      First $500 million         0.750             Wells      First $100 million         0.450
                        Next $500 million         0.700            Capital      Next $100 million         0.400
                          Next $2 billion         0.650          Management     Over $200 million         0.350
                          Next $2 billion         0.625         Incorporated
                          Over $5 billion         0.600
---------------------------------------------------------------------------------------------------------------------
VT EQUITY              First $500 million         0.550             Wells      First $100 million         0.350
INCOME FUND             Next $500 million         0.500            Capital      Next $100 million         0.300
                          Next $2 billion         0.450          Management     Next $300 million         0.200
                          Next $2 billion         0.425         Incorporated    Over $500 million         0.150
                          Over $5 billion         0.400
---------------------------------------------------------------------------------------------------------------------
VT INTERNATIONAL       First $500 million         0.750           New Star      First $50 million         0.350
CORE FUND               Next $500 million         0.700         Institutional   Next $500 million         0.290
                          Next $2 billion         0.650           Managers      Over $550 million         0.200
                          Next $2 billion         0.625            Limited
                          Over $5 billion         0.600
---------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY       First $500 million         0.550            Matrix       First $50 million         0.200
CORE FUND               Next $500 million         0.500             Asset        Over $50 million         0.160
                          Next $2 billion         0.450           Advisors
                          Next $2 billion         0.425         Incorporated
                          Over $5 billion         0.400
---------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY       First $500 million         0.550           Peregrine     First $25 million         0.560
GROWTH FUND             Next $500 million         0.500            Capital       Next $25 million         0.450
                          Next $2 billion         0.450          Management     Next $225 million         0.375
                          Next $2 billion         0.425         Incorporated    Over $275 million         0.225
                          Over $5 billion         0.400
---------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                              Advisory Fee                                          Subadvisory Fee
                         Average Daily       (% of Average                       Average Daily       (% of Average
Fund                       Net Assets       Daily Net Assets)    Subadviser        Net Assets       Daily Net Assets)
---------------------------------------------------------------------------------------------------------------------
VT MONEY               First $500 million         0.300            Wells         First $1 billion         0.050
MARKET FUND             Next $500 million         0.300           Capital         Next $2 billion         0.030
                          Next $2 billion         0.275          Management       Next $3 billion         0.020
                          Next $2 billion         0.275         Incorporated      Over $6 billion         0.010
                          Over $5 billion         0.250
---------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY         First $500 million         0.750            Wells       First $100 million         0.450
FUND                    Next $500 million         0.700           Capital       Next $100 million         0.400
                          Next $2 billion         0.650          Management     Over $200 million         0.300
                          Next $2 billion         0.625         Incorporated
                          Over $5 billion         0.600
---------------------------------------------------------------------------------------------------------------------
VT SMALL CAP           First $500 million         0.750            Wells       First $100 million         0.550
GROWTH FUND             Next $500 million         0.700           Capital       Next $100 million         0.500
                          Next $2 billion         0.650          Management     Over $200 million         0.400
                          Next $2 billion         0.625         Incorporated
                          Over $5 billion         0.600
---------------------------------------------------------------------------------------------------------------------
VT SMALL/MID CAP       First $500 million         0.750            Wells       First $100 million         0.450
VALUE FUND              Next $500 million         0.700           Capital       Next $100 million         0.400
                          Next $2 billion         0.650          Management     Over $200 million         0.350
                          Next $2 billion         0.625         Incorporated
                          Over $5 billion         0.600
---------------------------------------------------------------------------------------------------------------------
VT TOTAL RETURN        First $500 million         0.450            Wells       First $100 million         0.200
BOND FUND               Next $500 million         0.400           Capital       Next $200 million         0.175
                          Next $2 billion         0.350          Management     Next $200 million         0.150
                          Next $2 billion         0.325         Incorporated    Over $500 million         0.100
                          Over $5 billion         0.300
---------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                (% of Average
Fund                                Average Daily Net Assets  Daily Net Assets)
-------------------------------------------------------------------------------
ALL FUNDS                               First $5 billion            0.16
                                         Next $5 billion            0.15
                                        Over $10 billion            0.14
-------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                               (% of Average
Fund                                                          Daily Net Assets)
-------------------------------------------------------------------------------
ALL VARIABLE TRUST FUNDS (EXCEPT VT INTERNATIONAL CORE FUND)         0.02
-------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                           0.10

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan ("Plan") for the Funds, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets.

      For the six-month period ended June 30, 2007, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended June 30, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed through April 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the six-month period ended June 30, 2007 were as follows:

                                                                  Net Operating
Fund                                                             Expense Ratios
--------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                                              1.00%
--------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                                           1.00%
--------------------------------------------------------------------------------
VT DISCOVERY FUND                                                     1.15%
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND                                                 1.00%
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                            1.00%
--------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                                            1.00%
--------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                                          1.00%
--------------------------------------------------------------------------------
VT MONEY MARKET FUND                                                  0.75%
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND                                                   1.07%
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                                              1.20%
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                                           1.14%
--------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                                             0.90%

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended June 30, 2007, were as follows:

Fund                                          Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                         $ 22,811,238      $ 32,113,350
--------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                         2,896,265         5,311,822
--------------------------------------------------------------------------------
VT DISCOVERY FUND                                 133,501,356       164,495,789
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND                              16,032,100        30,054,595
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                         17,505,883        18,693,478
--------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                          5,083,537         8,346,800
--------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                        3,854,849        11,208,859
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND                               218,336,587       294,116,389
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                          115,348,296       120,477,012
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                         7,920,835        11,665,976
--------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                         424,422,455       406,806,018
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

      The Money Market Fund trades exclusively in short-term securities, so such purchases and sales are not reflected in the schedule.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six-month period ended June 30, 2007, there were no borrowings by any of the Funds under this agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Funds have adopted FIN 48 for the first semi-annual reporting period as of June 30, 2007.

      As of June 30, 2007, Funds Management has reviewed the Funds' tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Funds' financial statements for the six months ended June 30, 2007.

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                     OTHER INFORMATION
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------
                        POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE            LENGTH OF SERVICE **    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Thomas S. Goho          Trustee, since 1987     Retired. Prior thereto, the         None
64                                              Thomas Goho Chair of Finance
                                                of Wake Forest University,
                                                Calloway School of Business and
                                                Accountancy, since January 2006,
                                                and Associate Professor of
                                                Finance from 1999 to 2005.
-------------------------------------------------------------------------------------------------------
Peter G. Gordon         Trustee, since 1998     Chairman, CEO and Co-               None
64                      (Chairman since 2005)   Founder of Crystal Geyser
                        (Lead Trustee since     Water Company and President
                        2001)                   of Crystal Geyser Roxane Water
                                                Company.
-------------------------------------------------------------------------------------------------------
Richard M. Leach        Trustee, since 1987     Retired. Prior thereto, President   None
73                                              of Richard M. Leach Associates
                                                (a financial consulting firm).
-------------------------------------------------------------------------------------------------------
Olivia S. Mitchell      Trustee, since 2006     Professor of Insurance and Risk     None
54                                              Management, Wharton School,
                                                University of Pennsylvania.
                                                Director of the Boettner Center
                                                on Pensions and Retirement
                                                Research. Research Associate
                                                and Board Member, Penn Aging
                                                Research Center. Research
                                                Associate, National Bureau of
                                                Economic Research.
-------------------------------------------------------------------------------------------------------
Timothy J. Penny        Trustee, since 1996     Senior Counselor to the public      None
55                                              relations firm of Himle-Horner
                                                and Senior Fellow at the
                                                Humphrey Institute, Minneapolis,
                                                Minnesota (a public policy
                                                organization).
-------------------------------------------------------------------------------------------------------
Donald C. Willeke       Trustee, since 1996     Principal of the law firm of        None
67                                              Willeke & Daniels.

OTHER INFORMATION                     WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

------------------------------------------------------------------------------------------------------
                        POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE            LENGTH OF SERVICE **     PAST FIVE YEARS                   OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
J. Tucker Morse         Trustee, since 1987      Private Investor/Real Estate      None
62                                               Developer. Prior thereto,
                                                 Chairman of Whitepoint Capital,
                                                 LLC until 2004.
------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------
                        POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE            LENGTH OF SERVICE        PAST FIVE YEARS                   OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Karla M. Rabusch        President, since         Executive Vice President of       None
48                      2003                     Wells Fargo Bank, N.A. and
                                                 President of Wells Fargo Funds
                                                 Management, LLC since 2003.
                                                 Senior Vice President and Chief
                                                 Administrative Officer of Wells
                                                 Fargo Funds Management, LLC
                                                 from 2001 to 2003.
------------------------------------------------------------------------------------------------------
C. David Messman        Secretary, since         Senior Vice President and         None
47                      2000; Chief Legal        Secretary of Wells Fargo Funds
                        Counsel since 2003       Management, LLC since 2001.
                                                 Vice President and Managing
                                                 Senior Counsel of Wells Fargo
                                                 Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt,   Treasurer, since         Vice President and Manager of     None
48                      2007                     Fund Accounting, Reporting
                                                 and Tax for Wells Fargo Funds
                                                 Management, LLC since 2007.
                                                 From 2002 to 2004, Controller
                                                 for Sungard Transaction
                                                 Networks. Chief Operating
                                                 Officer for UMB Fund Services,
                                                 Inc. from 2004 to 2005.
                                                 Director of Fund Administration
                                                 and SEC Reporting for TIAA-
                                                 CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------
Dorothy A. Peters       Chief Compliance         Chief Compliance Officer of       None
45                      Officer, since 2004      Wells Fargo Funds Management,
                                                 LLC since 2004. Chief
                                                 Compliance Officer for Wells
                                                 Fargo Funds Management, LLC
                                                 from 1997 to 2002. In 2002, Ms.
                                                 Peters left Wells Fargo Funds
                                                 Management, LLC to pursue
                                                 personal goals.
------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of June 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                     OTHER INFORMATION
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

VT ASSET ALLOCATION FUND, VT C&B LARGE CAP VALUE FUND, VT DISCOVERY FUND,

VT EQUITY INCOME FUND, VT INTERNATIONAL CORE FUND, VT LARGE COMPANY CORE FUND,

VT LARGE COMPANY GROWTH FUND, VT MONEY MARKET FUND, VT SMALL/MID CAP VALUE FUND,

VT OPPORTUNITY FUND, VT SMALL CAP GROWTH FUND AND VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Asset Allocation Fund, VT C&B Large Cap Value Fund, VT Discovery Fund, VT Equity Income Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small/Mid Cap Value Fund, VT Small Cap Growth Fund and VT Total Return Bond Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the VT Asset Allocation Fund, VT Discovery Fund, VT Equity Income Fund, VT Money Market Fund, VT Opportunity Fund, VT Small/Mid Cap Value Fund, VT Small Cap Growth Fund and VT Total Return Bond Fund; (iii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the VT C&B Large Cap Value Fund; (iv) an investment sub-advisory agreement with Matrix Asset Advisors, Inc. ("Matrix") for the VT Large Company Core Fund; (v) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the VT International Core Fund; and (vi) an investment sub-advisory agreement with Peregrine Capital Management, Inc. ("Peregrine") for the VT Large Company Growth Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Cooke & Bieler, Matrix, New Star and Peregrine (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

OTHER INFORMATION                     WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance of each Fund, except the VT C&B Large Cap Value Fund, VT International Core Fund, VT Large Company Core Fund and VT Large Company Growth Fund, was better than, or not appreciably below, the median performance of each Fund's Peer Group for all time periods. The Board noted that the performance of the VT C&B Large Cap Value Fund, VT International Core Fund, VT Large Company Core Fund and VT Large Company Growth Fund was below each Fund's Peer Group's median performance for most time periods, and required further review. Upon further review, the Board noted that the performance of the VT C&B Large Cap Value Fund had significantly improved in 2006, ranking in the top decile over the past year. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the VT International Core Fund, VT Large Company Core Fund and VT Large Company Growth Fund. The Board noted that the VT Large Company Core Fund, while underperforming over the three- and five-year periods, had significantly improved its performance over the one-year period. The Board requested continued reports on the performance of the VT C&B Large Cap Value Fund, VT International Core Fund, VT Large Company Core Fund and VT Large Company Growth Fund.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that each Fund's net operating expense ratio was lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                     OTHER INFORMATION
--------------------------------------------------------------------------------

      The Board did not consider a separate profitability analysis of Wells Capital Management and Peregrine, as their separate profitability from their relationships with the Asset Allocation Fund, Discovery Fund, Equity Income Fund, Large Company Growth Fund, Money Market Fund, Opportunity Fund, Small/Mid Cap Value Fund, Small Cap Growth Fund and Total Return Bond Fund was not a material factor in determining whether to renew the agreements. The Board did not consider profitability information with respect to Cooke & Bieler, Matrix and New Star, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Cooke & Bieler, Matrix and New Star had been negotiated by Funds Management on an arm's length basis and that Cooke & Bieler's, Matrix's and New Star's separate profitability from their relationships with the C&B Large Cap Value Fund, International Core Fund and Large Company Core Fund was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and the Sub-Advisers at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS                 WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --Association of Bay Area Governments
ADR     --American Depositary Receipt
AMBAC   --American Municipal Bond Assurance Corporation
AMT     --Alternative Minimum Tax
ARM     --Adjustable Rate Mortgages
BART    --Bay Area Rapid Transit
CDA     --Community Development Authority
CDO     --Collateralized Debt Obligation
CDSC    --Contingent Deferred Sales Charge
CGIC    --Capital Guaranty Insurance Company
CGY     --Capital Guaranty Corporation
COP     --Certificate of Participation
CP      --Commercial Paper
CTF     --Common Trust Fund
DW&P    --Department of Water & Power
DWR     --Department of Water Resources
ECFA    --Educational & Cultural Facilities Authority
EDFA    --Economic Development Finance Authority
ETET    --Eagle Tax-Exempt Trust
FFCB    --Federal Farm Credit Bank
FGIC    --Financial Guaranty Insurance Corporation
FHA     --Federal Housing Authority
FHAG    --Federal Housing Agency
FHLB    --Federal Home Loan Bank
FHLMC   --Federal Home Loan Mortgage Corporation
FNMA    --Federal National Mortgage Association
GDR     --Global Depositary Receipt
GNMA    --Government National Mortgage Association
GO      --General Obligation
HCFR    --Healthcare Facilities Revenue
HEFA    --Health & Educational Facilities Authority
HEFAR   --Higher Education Facilities Authority Revenue
HFA     --Housing Finance Authority
HFFA    --Health Facilities Financing Authority
IDA     --Industrial Development Authority
IDAG    --Industrial Development Agency
IDR     --Industrial Development Revenue
LIBOR   --London Interbank Offered Rate
LLC     --Limited Liability Corporation
LOC     --Letter of Credit
LP      --Limited Partnership
MBIA    --Municipal Bond Insurance Association
MFHR    --Multi-Family Housing Revenue
MTN     --Medium Term Note
MUD     --Municipal Utility District
PCFA    --Pollution Control Finance Authority
PCR     --Pollution Control Revenue
PFA     --Public Finance Authority
PFFA    --Public Facilities Financing Authority
plc     --Public Limited Company
PSFG    --Public School Fund Guaranty
R&D     --Research & Development
RDA     --Redevelopment Authority
RDFA    --Redevelopment Finance Authority
REITS   --Real Estate Investment Trusts
SFHR    --Single Family Housing Revenue
SFMR    --Single Family Mortgage Revenue
SLMA    --Student Loan Marketing Association
TBA     --To Be Announced
TRAN    --Tax Revenue Anticipation Notes
USD     --Unified School District
XLCA    --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK--

       ----------------
[LOGO] WELLS  ADVANTAGE
       FARGO  FUNDS
       ----------------

More information about WELLS FARGO ADVANTAGE FUNDS(R) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    105952 08-07
                                                               SVTF/SAR124 06-07

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
 (a) The President and Treasurer have concluded that the Wells Fargo Variable Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             Wells Fargo Funds Trust


                             By: /s/ Karla M. Rabusch


                                Karla M. Rabusch
                                President

                             Date: August 20, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                             By: /s/ Karla M. Rabusch

                                 Karla M. Rabusch
                                 President

                             Date: August 20, 2007


                             By: /s/ Stephen W. Leonhardt

                                 Stephen W. Leonhardt
                                 Treasurer


                             Date: August 20, 2007

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, , Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and the Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: August 20, 2007

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------

I, Stephen W. Leonhardt, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, , Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and the Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: August 20, 2007

/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: August 20, 2007
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2007 (the "Report") fully complies with the requirements of Section 13(a) or
Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: August 20, 2007

                                                     /s/ Stephen W. Leonhardt



                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Funds Trust